                       STATEMENT OF ADDITIONAL INFORMATION

                       THE CHARLES SCHWAB FAMILY OF FUNDS


                 THE SCHWAB MONEY FUNDS: VALUE ADVANTAGE SHARES
             SCHWAB MUNICIPAL MONEY FUND-VALUE ADVANTAGE SHARES(TM)
       SCHWAB CALIFORNIA MUNICIPAL MONEY FUND-VALUE ADVANTAGE SHARES(TM)
        SCHWAB NEW YORK MUNICIPAL MONEY FUND-VALUE ADVANTAGE SHARES(TM)

                    APRIL 1, 1996, AS AMENDED JANUARY 2, 1997

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated April 1, 1996, as amended January 2, 1997 (and as may be amended further from time to time), for the Value Advantage Shares of the Schwab Municipal Money Fund (formerly known as Schwab Tax-Exempt Money Fund), Schwab California Municipal Money Fund (formerly known as Schwab California Tax-Exempt Money Fund), and Schwab New York Municipal Money Fund (formerly known as Schwab New York Tax-Exempt Money Fund), each a "Fund" and collectively, the "Funds", three separately managed investment portfolios of The Charles Schwab Family of Funds (the "Trust").

         This Statement of Additional Information relates to the Value Advantage Shares of the Funds. To obtain a copy of the Prospectus, please contact Charles Schwab & Co., Inc. ("Schwab") at 800-2 NO-LOAD, 24 hours a day, or 101 Montgomery Street, San Francisco, California 94104. TDD users may contact Schwab at 800-345-2550, 24 hours a day. The Prospectus is also available electronically by using our World Wide Web address: http://www.schwab.com.

                                 SCHWABFunds(R)
                                  800-2 NO-LOAD
                                 (800-266-5623)

                                TABLE OF CONTENTS

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
MUNICIPAL SECURITIES...........................................................    2
INVESTMENT RESTRICTIONS........................................................    8
MANAGEMENT OF THE TRUST........................................................   13
PORTFOLIO TRANSACTIONS AND TURNOVER............................................   21
DISTRIBUTIONS AND TAXES........................................................   22
SHARE PRICE CALCULATION........................................................   27
HOW THE FUNDS REPORT PERFORMANCE...............................................   28
GENERAL INFORMATION............................................................   31
PURCHASE AND REDEMPTION OF SHARES..............................................   36
OTHER INFORMATION..............................................................   36
APPENDIX - RATINGS OF INVESTMENT SECURITIES....................................   37
FINANCIAL STATEMENTS...........................................................  F-1
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                              MUNICIPAL SECURITIES

         "Municipal Securities" are debt securities issued by a state, its political subdivisions, agencies, authorities and corporations. Municipal
Securities issued by or on behalf of the State of California, its subdivisions, agencies or authorities are referred to herein as "California Municipal
Securities." Municipal Securities issued by or on behalf of the State of New
York, its subdivisions, agencies or instrumentalities are referred to herein as "New York Municipal Securities."

         Municipal Securities that the Funds may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

         Municipal Securities include securities issued to finance various private activities, including certain types of private activity bonds
("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. The Funds may not be desirable investments for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users for whom dividends attributable to interest on such bonds may not be tax-exempt. Shareholders should consult their own tax advisers regarding the potential effect on them (if any) of any investment in these Funds.

         Municipal Securities are generally classified as "general obligation" or "revenue." General obligation securities are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest.
Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds that are Municipal Securities are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.

         Municipal notes are instruments issued by or on behalf of governments and political sub-divisions thereof. Examples include: tax anticipation notes
("TANS"), which are short-term debt instruments issued by a municipality or state to finance working capital needs of the issuer in anticipation of receiving taxes on a future date; revenue anticipation notes ("RANS"), which are short-term debt instruments issued by a municipality or state to provide cash prior to receipt of expected non-tax revenues from a specific source; bond anticipation notes ("BANS"), which are short-term debt instruments issued by a municipality or state that will be paid off with the proceeds of an upcoming bond issue; and tax revenue anticipation notes ("TRANS"), which are short-term debt instruments issued by a municipality or state to finance working


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capital needs in anticipation of receiving taxes or other revenues. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Funds may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

         Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities may include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance facilities for charitable institutions. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations. Taxable municipal securities also may include remarketed certificates of participation.

         The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

                                  RISK FACTORS

         Schwab California Municipal Money Fund and Schwab New York Municipal
Money Fund's concentration in securities issued by a single state and its political subdivisions provides a greater level of risk than does a fund that is diversified across numerous states and municipal entities. The ability of a single state and its municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political, and demographic conditions within the state, and the underlying fiscal condition of the state and its municipalities.

                         CALIFORNIA MUNICIPAL SECURITIES

         In addition to general economic pressures which affect the State of California's ability to raise revenues to meet its financial obligations, certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could also result in the adverse effects described below. The following information is only a brief summary, is not a complete description and is based on information drawn from official statements and prospectuses relating to securities offerings of the State of California that have come to the attention of the Trust and were available before the date of this Statement of Additional Information. The Trust has not independently verified the accuracy and completeness of the information contained in those statements and prospectuses.


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         As used in this section, "California Municipal Securities" include issues that are secured by a direct payment obligation of the State and obligations of issuers that rely in whole or in part on State revenues for payment of their obligations. Part of the State's General Fund surplus is distributed to counties, cities and their various taxing entities; whether and to what extent a portion of the State's General Fund will be distributed in the future to them is unclear.

         Overview. From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930's.
Construction, manufacturing (especially aerospace), exports and financial services, among other industries, were severely affected. Job losses were the worst of any post-war recession.

         The recession seriously affected State tax revenues and caused an increase in expenditures for health and welfare programs. As a result, the State experienced recurring budget deficits. The State Controller reports that expenditures exceeded revenues for four of the five fiscal years ending with 1991-92. Revenues and expenditures were essentially equal in 1992-93. The State
General Fund ended the 1993-94 fiscal year with an estimated accumulated deficit of about $1.8 billion. A further consequence of the large budget imbalances has been that the State depleted its available cash resources and has had to use a series of external borrowings to meet its cash needs.

         As a result of the deterioration in the State's budget and cash situation, the State's credit ratings were reduced. Since October 1992, all three major nationally recognized statistical rating organizations have lowered the State's general obligation bond rating from the highest ranking of "AAA" to "A" by S&P, "A1" by Moody's Investors Service ("Moody's") and "A+" by Fitch
Investors Service, Inc. ("Fitch"). However, since the start of 1994,
California's economy has been on a steady recovery. Employment grew significantly in 1994 and 1995, especially in export-related industries, business services, electronics, entertainment and tourism. Fitch recognized this rebound by raising the State's rating from "A" to "A+" on February 26, 1996.

         State Appropriations Limit. Subject to certain exceptions, the State is subject to an annual appropriations limit, imposed by its Constitution, on "proceeds of taxes." Various expenditures, including but not limited to debt service on certain bonds and appropriations for qualified capital outlay projects, are not included in the appropriations limit.

                               1995-96 FISCAL YEAR

         Revenues. The 1995-96 Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5% increase from the prior year, and Special
Fund revenues of $12.7 billion.

         Expenditures. The 1995-96 Budget Act included General Fund expenditures of $43.4 billion, and Special Fund expenditures of $13.0 billion. The California
Department of Finance projected that, after repaying the last of the budget deficit carried over from prior fiscal years, there would be a positive balance of $28 million in the budget reserve on June 30, 1996.

         The Governor's proposed budget for the 1996-97 fiscal year, released on


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January 10, 1996, updated the projections for the 1995-96 fiscal year; revenues and transfers are estimated to be $45 billion and expenditures to be $44.2 billion. As a result, the budget reserve was projected to have a positive balance of about $50 million on June 30, 1996, with available cash (after payment of all obligations due) of about $2.2 billion.

                               1996-97 FISCAL YEAR

         The Governor's proposed budget for 1996-97 projected General Fund revenues and transfers of about $45.6 billion and requested total General Fund appropriations of about $45.2 billion, which would leave a budget reserve of about $400 million on June 30, 1997. The Governor's proposed budget renewed a proposal, which had been rejected by the Legislature in 1995, for a 15% cut in personal and corporate tax rates, phased in over a three-year period. On the assumption that the proposed tax rate cut would be enacted, the Governor's proposed budget shows a reduction in revenues of about $600 million for 1996-97.
The Governor's proposed budget also projects external cash flow borrowing of up to $3.2 billion to mature by June 30, 1997.

         The foregoing discussions of the 1995-96 Budget and the proposed
1996-97 Budget are based upon the Budget Act for 1995-96 and the Governor's proposed 1996-97 Budget, respectively, and should not be construed as a statement of fact. The assumptions used to construct a budget, which include estimates and projections of revenues and expenditures, may be affected by numerous factors, including future economic conditions in the State and the nation. There can be no assurances that any estimates will be achieved.

                             ISSUES AFFECTING LOCAL
                        GOVERNMENTS AND SPECIAL DISTRICTS

         Proposition 13. Certain California Municipal Securities may be obligations of issuers that rely in whole or in part on ad valorem real property taxes as a source of revenue. In 1978, California voters approved Proposition
13, which limits ad valorem taxes on real property and restricts the ability of taxing entities to increase property tax and other revenues.

         With certain exceptions, the maximum ad valorem tax on real property is limited to 1% of the property's full cash value to be collected by the counties and apportioned according to law. One exception is for debt service on bonded indebtedness if approved by two-thirds of the votes cast by voters voting on the proposition. The full cash value may be: adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data; reduced in the event of declining property value caused by substantial damage, destruction or other factors; or adjusted when there is a "change in ownership" or "new construction."

         The State, in response to the significant reduction in local property tax revenues as a result of the passage of Proposition 13, enacted legislation to provide local governments with increased expenditures from the General Fund.
This post-Proposition 13 fiscal relief has ended.

         Proposition 62. This initiative, approved by voters in 1986, placed further restrictions on the ability of local governments to raise taxes and allocate approved tax receipts. Although some


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decisions of the California Courts of Appeal held that parts of Proposition 62 were unconstitutional, the California Supreme Court recently upheld Proposition
62's requirement that special taxes be approved by a two-thirds vote of the voters voting in an election on the issue. This recent decision may invalidate other taxes that have been imposed by local governments in California and make it more difficult for them to raise taxes.

         Propositions 98 and 111. These initiatives changed the State appropriations limit and State funding of public education below the university level by guaranteeing K-14 schools a minimum share of General Fund revenues. The initiatives require that the State establish a prudent state reserve fund for public education.

         Appropriations Limit. Local governments are also subject to annual appropriations limits. If a local government's revenues in any year exceed the amount permitted to be spent, the excess must be returned to the public through a revision of tax rates or fee schedules over the subsequent two years.

         Conclusion. The effect of these constitutional and statutory changes and of budget developments on the ability of California issuers to pay interest and principal on their obligations remains unclear, and may depend on whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds being generally less affected). There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent; for example, in December 1994, Orange County filed for bankruptcy. California Municipal Money Fund's concentration in California
Municipal Securities provides a greater level of risk than a fund that is diversified across numerous states and municipal entities.

                                ADDITIONAL ISSUES

         Mortgages and Deeds of Trust. The California Municipal Money Fund may invest in issues which are secured in whole or in part by a mortgage or deed of trust on real property. California law limits the remedies of a creditor secured by a mortgage or deed of trust, which may result in delays in the flow of revenues to an issuer.

         Lease Financings. Some local governments and districts finance certain activities through lease arrangements. It is uncertain whether such lease financings are debt that require voter approval.

         Seismic Risk. It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In
January 1994, a major earthquake struck Los Angeles, causing significant damage to structures and facilities in four counties. Another earthquake could create a major dislocation of the California economy.

                          NEW YORK MUNICIPAL SECURITIES

         The State of New York has experienced fiscal problems for several years as a result of negligible growth, increased human service needs and the lingering recession that hit the State harder than others. Although the State enjoyed good growth throughout the early to mid-1980's, unemployment continues to be a problem. The State's economy is highly developed and diverse, with a large emphasis in service, trade, financial services and real estate; however,


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extensive job losses in each of these areas has placed a burden on the State to maintain employment, company development and a stable tax base.

         The State has a large accumulated deficit, as reflected in its financial results. The overall wealth of the State's population, as reflected by its per capita income, offers a positive credit enhancement, and is among the highest in the nation. The debt per capita, though, is also among the highest and poses a large burden on State residents.

         The importance of New York City to the State's economy is also an important consideration, since it represents a significant portion of the overall economy of the State. The City has struggled to maintain fiscal stability, and any major changes to the financial condition of the City would ultimately have an effect on the State. The overall financial condition of the State can be illustrated by the changes of its debt rating during the last several years of financial difficulties: Moody's downgraded the State's general obligation long-term debt from A1 to A in 1990 and S&P downgraded it from A to A- in early 1992. The State also carries a rating of A+ from Fitch. The short-term rating assigned by S&P of A1 is within that NRSRO's two highest rating categories. Moody's rating on New York City general obligation bonds is Baa1, while S&P rates them BBB+.

         Schwab New York Municipal Money Fund's concentration in securities issued by the State of New York and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the State of New York or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the State; and the underlying fiscal condition of the State and its municipalities.

                                  OTHER ISSUES

         Repurchase Agreements. If the seller of a repurchase agreement becomes bankrupt or otherwise defaults, a Fund might incur expenses in enforcing its rights and could experience losses, including a decline in the value of the underlying securities and a loss of income. Therefore, a Fund will enter in repurchase agreements only with banks and other recognized financial institutions that the Investment Manger deems creditworthy.


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                             INVESTMENT RESTRICTIONS

EXCEPT AS OTHERWISE NOTED, THE RESTRICTIONS BELOW ARE FUNDAMENTAL AND CANNOT BE
CHANGED WITHOUT APPROVAL OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING VOTING
SECURITIES (AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED,
HEREINAFTER THE "1940 ACT") OF THE FUND TO WHICH THEY APPLY. THE FUNDS:

(1) May not purchase securities or make investments other than in accordance with investment objectives and policies.

(2)      May not purchase securities (other than securities of the U.S.
         Government, its agencies or instrumentalities) if as a result of such purchase 25% or more of its total assets would be invested in any industry (although securities issued by governments or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction) or in any one state
         (although the limitation as to investments in a state or its political subdivision shall not apply to Schwab California Municipal Money Fund or Schwab New York Municipal Money Fund), nor may it enter into a repurchase agreement if more than 10% of its net assets would be subject to repurchase agreements maturing in more than 7-days.

(3) May not purchase or retain securities of an issuer if any of the officers, trustees or directors of the Trust or its Investment Manager individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(4) May not invest in commodities or commodity futures contracts or in real estate, except that each Fund may invest in Municipal Securities secured by real estate or interests therein.

(5) May not invest for the purpose of exercising control or management of another issuer.

(6) May not invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs.

(7) May not underwrite securities issued by others, except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

(8)      May lend or borrow money to the extent permitted by the Investment
         Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(9) May pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


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(10)     May issue senior securities to the extent permitted by the Investment
         Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(11) May purchase securities of any issuer only when consistent with the maintenance of its respective status as a diversified company (in the case of Schwab Municipal Money Fund) or non-diversified company (in the case of Schwab California Municipal Money Fund and Schwab New York
         Municipal Money Fund) under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

The following restrictions are non-fundamental, and may be changed by the Board of Trustees:

Each Fund may not:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its assets would be invested in the securities of that issuer, except that, with respect to Schwab California Municipal Money Fund and Schwab New York Municipal
         Money Fund, provided no more than 25% of the Fund's total assets would be invested in the securities of a single issuer, up to 50% of the value of the Fund's assets may be invested without regard to this 5% limitation. For purposes of this limitation, the Fund will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.

(2) Invest more than 5% of its total assets in securities restricted as to disposition under the federal securities laws, although this limitation shall be 10% with respect to Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund.

(3) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.(1)

(4) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(5) Borrow money, except from banks for temporary purposes (but not for the purpose of purchasing investments), and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of the Fund's net assets to secure borrowings. Reverse repurchase agreements entered into by the Fund are permitted within the limitations of this paragraph. No such Fund will purchase securities or

--------------------
    (1)  See the description of the Trustees' deferred compensation plan under
         "Management of the Trust" in this Statement of Additional Information for an exception to this investment restriction.


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         make investments while reverse repurchase agreements or borrowings are outstanding.

(6) Write, purchase or sell puts, calls or combinations thereof, although it may purchase Municipal Securities subject to standby commitments, variable rate demand notes or repurchase agreements in accordance with its investment objective and policies.

(7) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(8)      Issue senior securities as defined in the 1940 Act.

Except for fundamental restriction (3) and non-fundamental restriction (5), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in values or net assets will not be considered a violation. None of the Funds has a present intention of borrowing during the coming year and, in any event, each Fund would limit borrowings as required by the restrictions previously stated.

Each Fund will only purchase securities that present minimal credit risks and which are First Tier or Second Tier Securities (otherwise referred to as "Eligible Securities")*. An Eligible Security is:

(1) a security with a remaining maturity of 397 days or less: (a) that is rated by the requisite nationally recognized statistical rating organizations ("NRSROs") designated by the Securities and Exchange
         Commission (the "SEC") (currently Moody's, S&P, Duff and Phelps Credit
         Rating Co., Fitch, Thomson Bankwatch, and, with respect to debt issued by banks, bank holding companies, United Kingdom building societies, broker-dealers and broker-dealers' parent companies, and bank-supported debt, IBCA Limited and its affiliate, IBCA, Inc.) in one of the two highest rating categories for short-term debt obligations (two NRSROs are required but one rating suffices if only one NRSRO rates the security), or (b) that itself was unrated by any NRSRO, but was issued by an issuer that has outstanding a class of short-term debt obligations (or any security within that class) meeting the requirements of subparagraph 1(a) above that is of comparable priority and security;

(2) a security that at the time of issuance was a long-term security but has a remaining maturity of 397 days or less and (a) whose issuer received a rating within one of the two highest rating categories from the requisite NRSROs for short-term debt obligations with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the subject security; or (b) that has long-term ratings from the requisite NRSROs that are in one of the two highest categories; or

(3) a security not rated by an NRSRO but deemed by the Investment Manager, pursuant to guidelines adopted by the Board of Trustees, to be of comparable quality to securities described in (1) and (2) above and to represent minimal credit risks.


    * See the description of the Trustees' deferred compensation plan under "Management of the Trust" in this Statement of Additional Information for an exception to this investment restriction.


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A First Tier Security is any Eligible Security that carries (or other relevant securities issued by its issuer carry) top NRSRO ratings from at least two
NRSROs (a single top rating suffices if only one NRSRO rates the security) or has been determined by the Investment Manager, pursuant to guidelines adopted by the Board of Trustees, to be of comparable quality to such a security. A Second
Tier Security is any other Eligible Security.


1940 ACT LIMITATIONS

         Fundamental investment restrictions (8), (9), (10) and (11) permit the Funds to engage in certain investment practices and purchase securities to the extent permitted by, or consistent with, the 1940 Act. Relevant limitations of the 1940 Act are described below. Each Fund is also subject to more restrictive non-fundamental investment restrictions. Non-fundamental investment restrictions may be changed by the Board of Trustees. The Board of Trustees has no current intention of changing any non-fundamental investment restrictions.
Shareholders would be notified prior to any change in non-fundamental investment restrictions.

         Fundamental investment restriction (8). The 1940 Act presently limits a Fund's ability to borrow more than one-third of the value of its total assets.
The positions of the SEC staff on the ability of a mutual fund to borrow have evolved in recent years with the development of new investment practices, such as reverse repurchase agreements. Fundamental investment restriction (8) allows each Fund the ability to consider engaging in new investment practices to the extent permitted by the 1940 Act as interpretations of the 1940 Act are further developed.

         Borrowing by a Fund is a form of leveraging of its portfolio which will expose it to certain risks. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on Fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest received from the securities purchased with borrowed funds.

         The 1940 Act also restricts the ability of any mutual fund to lend.
Under the 1940 Act a Fund may only make loans if expressly permitted to do so by the Fund's investment policies; and may not make loans to persons who control or are under common control with the Fund. Thus, the 1940 Act effectively prohibits a Fund from making loans to certain persons where conflicts of interest or undue influence are most likely present. The Funds' may, however, make other loans which if made would expose shareholders to certain additional risks.

         Fundamental investment restriction (9). The 1940 Act, and in particular certain liquidity restrictions, limit a Fund's ability to pledge, mortgage or hypothecate its assets. To the extent that pledged assets are encumbered for more than seven days such assets would be considered illiquid and, therefore, each Fund's use of such techniques would be limited to 10% of net assets.
Additionally, under the 1940 Act, a Fund is limited to pledging, mortgaging or hypothecating no more than one-third of its assets.


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         Fundamental investment restriction (10). The ability of a mutual fund to issue senior securities, which has evolved somewhat in recent years, is severely circumscribed by complex regulatory constraints under the 1940 Act, restricting, for instance, the amount, timing, and form of senior securities that may be issued. In addition, portfolio management techniques involving the issuance of senior securities, such as the purchase of securities on margin, short sales, or writing puts on portfolio securities, are all techniques that involve the leveraging of a portfolio and would not be consistent with the current SEC rules governing money market funds.

         Fundamental investment restriction (11). Under Section 5(b) of the 1940
Act, an investment company is diversified if, as to 75% of its total assets, no more than 5% of the value of its total assets is invested in the securities of a single issuer and no more than 10% of the issuer's voting securities is held by the investment company. As non-diversified Funds, Schwab California Municipal
Money Fund and Schwab New York Municipal Money Fund are not subject to this diversification requirement. However, each of the Funds, including Schwab
California Municipal Money Fund and Schwab New York Municipal Money Fund, is subject to the "per issuer" diversification requirements of the Code. Under the Code, the 5% "per issuer" limit is applied only to 50% of a Fund's total assets
(not 75% of total assets as under the 1940 Act).


12

                             MANAGEMENT OF THE TRUST

         OFFICERS AND TRUSTEES. The officers and Trustees of the Trust, their principal occupations over the past five years and their affiliations, if any, with The Charles Schwab Corporation, Schwab and the Investment Manager, are as follows:


                                   POSITION WITH
NAME/DATE OF BIRTH                 THE TRUST                   PRINCIPAL OCCUPATION
------------------                 ---------                   --------------------
CHARLES R. SCHWAB*                 Chairman and Trustee        Chairman,  Chief Executive Officer and Director, The
July 29, 1937                                                  Charles Schwab  Corporation;  Chairman and Director,
                                                               Charles Schwab & Co., Inc. and Charles Schwab
                                                               Investment Management, Inc.; Chairman and Director,
                                                               The Charles Schwab Trust Company; Chairman and
                                                               Director (current board positions), and Chairman
                                                               (officer position) until December 1995, Mayer &
                                                               Schweitzer, Inc. (a securities brokerage subsidiary
                                                               of The Charles Schwab Corporation); Director, The
                                                               Gap, Inc. (a clothing retailer), Transamerica
                                                               Corporation (a financial services organization),
                                                               AirTouch Communications (a telecommunications
                                                               company) and Siebel Systems (a software company).

TIMOTHY F. McCARTHY**              President and Trustee       Executive  Vice  President - Mutual  Funds,  Charles
September 19, 1951                                             Schwab & Co., Inc.; Executive Vice
                                                               President-President, Financial Products and
                                                               International Group, The Charles Schwab Corporation;
                                                               Chief Executive Officer, Charles Schwab Investment
                                                               Management, Inc.; President, Chief Financial Officer
                                                               and Director, Charles Schwab Limited; Director, Mayer
                                                               & Schweitzer. From 1994 to 1995, Mr. McCarthy was
                                                               Chief Executive Officer, Jardine Fleming Unit Trusts
                                                               Ltd.;

    *Mr. Schwab is an "interested person" of the Trust.

    **Mr. McCarthy is an "interested person" of the Trust.

                                   POSITION WITH
NAME/DATE OF BIRTH                 THE TRUST                   PRINCIPAL OCCUPATION
------------------                 ---------                   --------------------
                                                               Executive Director, Jardine Fleming Holdings Ltd.;
                                                               Chairman, Jardine Fleming Taiwan Securities Ltd.; and
                                                               Director of JF India and Fleming Flagship, Europe.
                                                               Prior to 1994, he was President of Fidelity
                                                               Investments Advisor Group, a division of Fidelity
                                                               Investments in Boston.

DONALD F. DORWARD                  Trustee                     President  and Chief  Executive  Officer,  Dorward &
September 23, 1931                                             Associates (advertising and marketing/consulting).

ROBERT G. HOLMES                   Trustee                     Chairman,  Chief  Executive  Officer  and  Director,
May 15, 1931                                                   Semloh  Financial,   Inc.  Semloh  Financial  is  an
                                                               international   financial  services  and  investment
                                                               advisory firm.

DONALD R. STEPHENS                 Trustee                     Managing Partner,  D.R.  Stephens & Co.  (investment
June 28, 1938                                                  banking).  Prior  to  1995,  Mr.  Stephens  was
                                                               Chairman   and   Chief   Executive   Officer   of
                                                               North American  Trust (a real  estate  investment
                                                               trust). Prior to 1992,  Mr.  Stephens was Chairman and
                                                               Chief Executive Officer of the Bank of San Francisco.

MICHAEL W. WILSEY                  Trustee                     Chairman,  Chief  Executive  Officer  and  Director,
August 18, 1943                                                Wilsey Bennett,  Inc. (truck and air transportation,
                                                               real   estate   investment   and   management,   and
                                                               investments).

                                   POSITION WITH
NAME/DATE OF BIRTH                 THE TRUST                   PRINCIPAL OCCUPATION
------------------                 ---------                   --------------------
TAI-CHIN TUNG                      Treasurer and               Vice  President  -  Finance,  Charles  Schwab & Co.,
March 7, 1951                      Principal                   Inc.;   Controller,    Charles   Schwab   Investment
                                   Financial Officer           Management,  Inc.  From 1994 to 1996,  Ms.  Tung was
                                                               Controller   for   Robertson   Stephens   Investment
                                                               Management,  Inc.  From  1993 to 1994,  she was Vice
                                                               President of Fund  Accounting,  Capital Research and
                                                               Management  Co.  Prior to 1993,  Ms. Tung was Senior
                                                               Vice   President  of  the  Sierra  Funds  and  Chief
                                                               Operating   Officer  of  Great   Western   Financial
                                                               Securities.


WILLIAM J. KLIPP*                  Executive Vice              Executive   Vice   President-SchwabFunds(R),   Charles
December 9, 1955                   President, Chief            Schwab & Co.,  Inc.;  President and Chief  Operating
                                   Operating Officer and       Officer, Charles Schwab Investment Management,  Inc.
                                   Trustee                     Prior to 1993,  Mr.  Klipp was  Treasurer of Charles
                                                               Schwab & Co., Inc. and Mayer & Schweitzer, Inc.


STEPHEN B. WARD                    Senior Vice President       Senior Vice President and Chief Investment  Officer,
April 5, 1955                      and Chief Investment        Charles Schwab Investment Management, Inc.
                                   Officer

FRANCES COLE                       Secretary                   Vice  President,  Chief  Counsel,  Chief  Compliance
September 9, 1955                                              Officer and Assistant Corporate  Secretary,  Charles
                                                               Schwab Investment Management, Inc.

    *Mr. Klipp is an "interested person" of the Trust.

                                   POSITION WITH
NAME/DATE OF BIRTH                 THE TRUST                   PRINCIPAL OCCUPATION
------------------                 ---------                   --------------------

DAVID H. LUI                       Assistant Secretary         Vice  President and Senior  Counsel, Charles Schwab
October 14, 1960                                               Investment  Management,  Inc.  From 1991 to 1992, he
                                                               was  Assistant  Secretary  for the Franklin Group of
                                                               Mutual Funds and  Assistant  Corporate Counsel of
                                                               Franklin Resources, Inc.


CHRISTINA M. PERRINO               Assistant Secretary         Vice  President and Senior  Counsel, Charles Schwab
June 16, 1961                                                  Investment  Management,  Inc. Prior to 1994, she was
                                                               Counsel and Assistant  Secretary for North  American
                                                               Security  Life  Insurance  Company and Secretary for
                                                               North American Funds.

KAREN L. SEAMAN                    Assistant Secretary         Corporate   Counsel, Charles  Schwab   Investment
February 27, 1968                                              Management,  Inc. From  October,  1994 to July 1996,
                                                               Ms.  Seaman was  Attorney  for  Franklin  Resources,
                                                               Inc.  Prior  to 1994,  Ms.  Seaman  was an  attorney
                                                               for The Benham Group.

         Each of the above-referenced Officers and/or Trustees also serves in the same capacity as described for the Trust, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.

                             COMPENSATION TABLE(1)


                                                   Pension or
                                                   Retirement Benefits    Estimated
                                                   Accrued as Part        Annual Benefits
                                                   of Fund                Upon                 Total
                             Aggregate             Expenses from          Retirement from      Compensation
Name of Person,              Compensation          the Fund               the Fund             from the Fund
Position                     from the Trust        Complex(2)             Complex(2)           Complex(2)
---------------              --------------        -------------------    ----------------     -------------
Charles R. Schwab,                    0                    N/A                   N/A                    0
Chairman and
Trustee

Elizabeth G. Sawi(3),                 0                    N/A                   N/A                    0
President and
Trustee

                             COMPENSATION TABLE(1)




                                                   Pension or             Estimated
                                                   Retirement Benefits    Annual Benefits
                                                   Accrued as Part of     Upon                 Total
                             Aggregate             Fund Expenses from     Retirement from      Compensation
Name of Person,              Compensation          the Fund               the Fund             from the Fund
Position                     from the Trust        Complex(2)             Complex(2)           Complex(2)
---------------              --------------        -------------------    ----------------     -------------
Timothy F. McCarthy(4),               0                    N/A                   N/A                    0
President and
Trustee

William J. Klipp,                     0                    N/A                   N/A                    0
Executive Vice
President, Chief
Operating Officer
and Trustee

Donald F. Dorward,                  38,500                 N/A                   N/A                  73,000
Trustee

Robert G. Holmes,                   38,500                 N/A                   N/A                  73,000
Trustee

Donald R. Stephens,                 38,500                 N/A                   N/A                  73,000
Trustee

Michael W. Wilsey,                  38,500                 N/A                   N/A                  73,000
Trustee

        (1) Figures are for the Trust's fiscal year ended December 31, 1995.

        (2) "Fund Complex" comprises all 22 funds of the Trust, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios.

        (3)       Ms. Sawi served as President and Trustee until October 1995.

        (4)       Mr. McCarthy became President and Trustee in October 1995.

            --------------------------------------------------------


                       TRUSTEE DEFERRED COMPENSATION PLAN


         Pursuant to exemptive relief received by the Trust from the SEC, the Trust may enter into deferred fee arrangements (the "Fee Deferral Plan" or the "Plan") with the Trust's Trustees who are not "interested persons" of any of the Funds of the Trust (the "Independent Trustees" or the "Trustees").

         As of the date of this Statement of Additional Information, none of the Independent Trustees has elected to participate in the Fee Deferral Plan. In the event an Independent Trustee does elect to participate in the Plan, the Plan would operate as described below.

         Under the Plan, deferred Trustee's fees will be credited to a book reserve account established by the Trust (the "Deferred Fee Account"), as of the date such fees would have been paid to such Trustee. The value of the Deferred Fee Account as of any date will be equal to the value the Account would have had as of that date if the amounts credited to the Account had been invested and reinvested in the securities of the SchwabFund or SchwabFunds(R) selected by the participating Trustee (the "Selected SchwabFund Securities"). SchwabFunds include the series or classes of beneficial interest of the Trust, Schwab Investments and Schwab Capital Trust.

         Pursuant to the exemptive relief granted to the Trust, each Fund will purchase and maintain the Selected SchwabFund Securities in an amount equal to the deemed investments in that Fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the Trust permits the Funds and the Trustees to purchase the Selected SchwabFund Securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the Funds. See "Investment Restrictions."

                               INVESTMENT MANAGER

         The Investment Manager, a wholly-owned subsidiary of The Charles Schwab Corporation, serves as the Funds' investment adviser and administrator pursuant to two separate yet otherwise substantially similar Investment Advisory and Administration Agreements (the "Advisory Agreements") between it and the Trust. The Investment Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and currently provides investment management services to the SchwabFunds Family(R), a family of 26 mutual funds with over $42 billion in assets as of December 15, 1996. The Investment
Manager is an affiliate of Schwab; the Trust's distributor; and the shareholder services and transfer agent.

         Each Advisory Agreement will continue in effect for one-year terms for each Fund to which it relates, subject to annual approval by: (1) the Trust's Board of Trustees or (2) a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of a Fund. In either event, the continuance must also be approved by a majority of the Trust's Board of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of a Fund, and will terminate automatically upon assignment.

         Pursuant to an Advisory Agreement dated June 15, 1994, as may be amended from time to time, the Investment Manager is entitled to receive an annual fee, payable monthly, of 0.46% of the Schwab Municipal Fund's average daily net assets not in excess of $1 billion, 0.41% of such net assets over $1 billion but not in excess of $2 billion, and 0.40% of such net assets over $2 billion.

         For the fiscal year ended December 31, 1993, 1994, and 1995 the investment advisory fees paid by the Schwab Municipal Money Fund were $3,494,000 (fees were reduced by $5,424,000), $5,421,000 (fees were reduced by $6,646,000), and $6,482,000 (fees were reduced by $7,237,000), respectively.

         Pursuant to a separate Advisory Agreement dated June 15, 1994, as may be amended from time to time, the Investment Manager is entitled to receive an annual fee, payable monthly, of 0.46% of each of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund Fund's average daily net assets not in excess of $1 billion, 0.41% of such net assets over $1 billion but not in excess of $2 billion, and 0.40% of such net assets over $2 billion.

         For the fiscal year ended December 31, 1993, 1994, and 1995, the investment advisory fees paid by the Schwab California Municipal Money Fund were $1,437,000 (fees were reduced by $2,450,000), $2,254,000 (fees were reduced by $3,274,000) and $2,748,000 (fees were reduced by $3,703,000), respectively.

         For the Schwab New York Municipal Money Fund for the period from February 27, 1995 (commencement of operations) to the period ended December 31, 1995, the investment advisory fees paid was $464,000 (fees were reduced by $277,000).


                                    EXPENSES

         The Trust pays the expenses of its operations, including: the fees and expenses of independent accountants, counsel and the custodian; the cost of reports and notices to shareholders; the cost of calculating net asset value; registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and membership dues in the Investment Company Institute or any similar organization. The Trust's expenses generally are allocated among the Funds on the basis of relative net assets at the time the expense is incurred, except that expenses directly attributable to a particular Fund or class of a Fund are charged to that Fund or class, respectively.

                                   DISTRIBUTOR

         Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the Trust and is the Trust's agent for the purpose of the continuous offering of the Funds' shares. Each Fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with respect to the Advisory Agreements.

                          CUSTODIAN AND FUND ACCOUNTANT

         PNC Bank, National Association, at the Airport Business Center, 200 Stevens Drive, Suite 440, Lester, Pennsylvania 19113, serves as Custodian for the Trust.

         PFPC, Inc., at 400 Bellevue Parkway Wilmington, Delaware 19809, serves as Fund Accountant for the Trust.

                             ACCOUNTANTS AND REPORTS
                                 TO SHAREHOLDERS

         The Trust's independent accountants, Price Waterhouse LLP, audit and report on the annual financial statements of each series of the Trust and review certain regulatory reports and each Fund's federal income tax return. Price Waterhouse LLP also performs other professional accounting, auditing, tax and advisory services when the Trust engages it to do so. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of Price Waterhouse LLP is 555 California Street, San Francisco, California 94104.

                                  LEGAL COUNSEL

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, is counsel to the Trust.

                       PORTFOLIO TRANSACTIONS AND TURNOVER


                             PORTFOLIO TRANSACTIONS

         Portfolio transactions are undertaken principally to: pursue the objective of each Fund in relation to movements in the general level of interest rates; invest money obtained from the sale of Fund shares; reinvest proceeds from maturing portfolio securities; and meet redemptions of Fund shares. Portfolio transactions may increase or decrease the yield of a Fund depending upon management's ability to correctly time and execute them.

         The Investment Manager, in effecting purchases and sales of portfolio securities for the account of each Fund, seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Investment Manager will generally select brokers and dealers for the Funds primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

         When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Investment Manager when providing advisory services to other investment advisory clients, including mutual funds.

         The Trust expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities.

         Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

         The investment decisions for each Fund are reached independently from those for other accounts managed by the Investment Manager. Such other accounts may also make investments in instruments or securities at the same time as a Fund. When two or more accounts managed by the Investment Manager have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases this procedure may affect the size or price of the position obtainable for a Fund. However, it is the opinion of the Board of Trustees that the benefits conferred by the Investment Manager outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                               PORTFOLIO TURNOVER

         Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, each Fund's portfolio turnover rate for reporting purposes is expected to be zero.

                             DISTRIBUTIONS AND TAXES


                                  DISTRIBUTIONS

         On each day that the net asset value per share of the Value Advantage Shares of a Fund is determined ("Business Day"), such Shares' net investment income will be declared as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record as of the last calculation of net asset value prior to the declaration. For the Value Advantage Shares of each Fund, Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will normally be reinvested monthly in full and fractional Value Advantage Shares of the Fund at the net asset value on the 15th day of each month, if a Business Day, otherwise on the next Business Day. If cash payment is requested, checks will normally be mailed on the Business Day following the reinvestment date. Each Fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.

         Each Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Value Advantage Shares of a Fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, allocated to the Value Advantage Shares of that Fund minus (2) accrued expenses allocated to the Value Advantage Shares of that Fund. If a Fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses to the extent not offset by realized capital gains will be carried forward. It is not anticipated that a Fund will realize any long-term capital gains. Expenses of the Trust are accrued each day. Should the net asset value of the Value Advantage Share of a Fund deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and any unrealized gains and losses could affect the amount of the Fund's distributions to holders of Value Advantage Shares.

                              FEDERAL INCOME TAXES

         It is each Fund's policy to qualify for taxation as a "regulated investment company" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following this policy, each Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject.

         In order to qualify as a regulated investment company, each of the Funds must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies; (2) derive less than 30% of its gross income from gains from the sale or other disposition of certain assets (including stocks and securities) held for less than three months; and (3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of any other regulated investment company) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. These requirements may restrict the degree to which a Fund may engage in short-term trading and certain hedging transactions and may limit the range of a Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, a Fund must distribute at least (a) 90% of its "investment company taxable income" (as that term is defined in the Code) and (b) 90% of the excess of its tax-exempt interest income over certain deductions attributable to that income (with certain exceptions), for its taxable year. Each Fund intends to make sufficient distributions to shareholders to meet these requirements.

         If a Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) substantially all of its (i) ordinary income for such year; and (ii) capital gain net income for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of this excise tax.

         Any distributions declared by the Funds in October, November or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year declared. A Fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

         The Funds do not expect to realize any significant amount of long-term capital gain. However, any distributions of long-term capital gain will be taxable to the shareholders as long-term capital gain, regardless of how long a shareholder has held the Fund's shares. If a shareholder disposes of shares at a loss before holding such shares for longer than six months, the loss will be treated as a long-term capital loss to the extent the shareholder received a capital gain dividend on the shares.

         A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

         The Funds may engage in investment techniques that may alter the timing and character of the Funds' income. The Funds may be restricted in their use of these techniques by rules relating to their qualification as regulated investment companies.

         The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Funds are generally not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by a Fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

         The Code permits a regulated investment company that invests at least 50% of its assets at the close of each quarter in Municipal Securities to pass through to its investors, on a tax-exempt basis, net Municipal Securities interest income. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by any Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders after the close of such Fund's taxable year, but not to exceed in the aggregate the net Municipal Securities interest income received by each such Fund during the taxable year. The percentage of the total dividends paid for any taxable year that qualified as exempt-interest dividends will be the same for all shareholders receiving dividends from each Fund during such year, regardless of the period for which the Shares were held. If for any taxable year any Fund does not qualify for the special federal tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders) when distributed, and Municipal Securities interest income, although not taxed to the Funds, would be taxable to shareholders.

         A shareholder should consult his or her own tax adviser with respect to whether exempt-interest dividends would be excludable from gross income if the shareholder were treated as a "substantial user" of facilities financed by an obligation held by a Fund or a "related person" to such user under the Code. Any loss on the sale or exchange of any share held for six months or less will be disallowed to the extent of the amount of the exempt-interest dividend received with respect to such share. The U.S. Treasury Department is authorized to issue regulations reducing the period to not less than 31 days for certain regulated investment companies, but no such regulations have been issued as of the date of this Statement of Additional Information.

         All or part of interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund will not be deductible by the shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of that Fund's total distributions (excluding distributions of the excess of net long-term capital gains over net short-term capital losses) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of the shares.

         The discussion of federal income taxation presented above summarizes only some of the important federal tax considerations generally affecting purchasers of Fund shares. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund and its shareholders, and the discussion is not intended as a substitute for careful tax planning. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a Fund.

                                   STATE TAXES

         With respect to Schwab California Municipal Money Fund, if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the Fund consists of obligations the interest on which is exempt from California personal income taxation under the Constitution or laws of California or of the United States when held by an individual ("California Exempt Obligations"), then the Fund will be qualified to pay dividends exempt from State of California personal income tax to its non-corporate shareholders (hereinafter referred to as "California exempt-interest dividends"). Schwab California Municipal Money Fund intends to qualify under the above requirement so that it can pay California exempt-interest dividends. If Schwab California Municipal Money Fund fails to so qualify, no part of its dividends will be exempt from State of California personal income tax.

         With respect to Schwab New York Municipal Money Fund, there is no analogous requirement, so all dividends representing interest on New York Municipal Securities that is exempt from New York personal income taxation will be exempt from New York State and municipal income taxes in the hands of non-corporate shareholders ("New York exempt-interest dividends"). Not later than 60 days after the close of its taxable year, Schwab California and New York Municipal Money Funds will notify each shareholder of the portion of the dividends paid by it to the shareholder with respect to such taxable year which is exempt from State of California personal income tax or New York personal income tax, respectively.

         The total amount of California exempt-interest dividends paid by Schwab California Municipal Money Fund to all of its shareholders with respect to any taxable year cannot exceed the amount of interest received by the Fund during such year on California Exempt Obligations, less any expenses or expenditures (including any expenditures attributable to the acquisition of additional securities for Schwab California Municipal Money Fund) that are allocable to such interest. Dividends paid by Schwab California Municipal Money Fund in excess of this limitation will be treated as ordinary dividends subject to State of California personal income tax at ordinary rates. For purposes of this limitation, expenses or other expenditures paid during any year generally will be allocable with funds attributable to interest received by the Fund from California Exempt Obligations for such year in the same ratio as such interest from California Exempt Obligations for such year bears to the total gross income earned by the Fund for the year. The effect of this accounting convention is that amounts of interest from California Exempt Obligations received by Schwab California Municipal Money Fund that would otherwise be available for distribution as California exempt-interest dividends will be reduced by the expenses and expenditures be allocable from such amounts.

         To the extent, if any, dividends paid to shareholders by Schwab California Municipal Money Fund or New York Municipal Money Fund are derived from long-term and short-term capital gains, such dividends will not constitute California or New York exempt-interest dividends. Rules similar to those regarding the treatment of such dividends for federal income tax purposes are also applicable for State of California and New York personal income tax purposes. Moreover, interest on indebtedness incurred by a shareholder to purchase or carry shares of Schwab California Municipal Money Fund or New York Municipal Money Fund is not deductible for state personal income tax purposes if the Fund distributes California or New York exempt-interest dividends to the shareholder during his or her taxable year.

         The foregoing is a summary of only some of the important state personal income tax considerations generally affecting Schwab California Municipal and New York Municipal Money Funds and their shareholders. No attempt is made to present a detailed explanation of the state personal income tax treatment of Schwab California Municipal and New York Municipal Money Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of Schwab California Municipal and New York Municipal Money Funds' dividends constituting California or New York exempt-interest dividends, respectively, is excludable from income for State of California or State of New York personal income tax purposes only.

         Any dividends paid to shareholders of the Funds subject to state franchise or corporate income tax will be taxed as ordinary dividends to such shareholders, notwithstanding that all or a portion of such dividends is exempt from state personal income tax. Accordingly, potential investors in the Schwab California Municipal Money Fund or New York Municipal Money Fund, including, in particular, corporate investors which may be subject to California or New York franchise or corporate income tax, should consult their tax advisers with respect to the application of such tax to the receipt of dividends from the Funds and as to their own state tax situation, in general.


                             SHARE PRICE CALCULATION

         Each Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a Fund's investments at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. The amortized cost method of valuation seeks to maintain a stable $1.00 per share net asset value even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Fund's $1.00 per share net asset value for its Value Advantage Shares, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the net asset value per share for a Fund's Value Advantage Shares (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share for a Fund's Value Advantage Shares. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Fund's net asset value per share for its Value Advantage Shares (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the net asset value at $1.00 per share for its Value Advantage Shares.

                        HOW THE FUNDS REPORT PERFORMANCE

         The historical performance of the Value Advantage Shares of each Fund may be shown in the form of total return, yield, effective yield, taxable equivalent yield and taxable equivalent effective yield. These measures of performance are described below.

                                  TOTAL RETURN

         Standardized Total Return. Average annual total return for a period is determined by calculating the actual dollar amount of investment return on a $1,000 investment in a Fund made at the beginning of the period, then calculating the average annual compounded rate of return that would produce the same investment return on the $1,000 over the same period. In computing average annual total return, a Fund assumes the reinvestment of all distributions at net asset value on applicable reinvestment dates.

         Nonstandardized Total Return. Nonstandardized total return for a Fund differs from standardized total return in that it relates to periods other than the period for standardized total return and/or that it represents aggregate (rather than average) total return.

         In addition, an after-tax total return for each Fund may be calculated by taking that Fund's standardized or non-standardized total return and subtracting applicable federal taxes from the portions of each Fund's total return attributable to capital gains distributions and ordinary income. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

         Each Fund also may report the percentage of that Fund's standardized or non-standardized total return which would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of Fund shares. This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

         A Fund may also advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from inception to the date specified.

                                      YIELD

         A Fund's yield refers to the net investment income generated by a hypothetical investment in the Value Advantage Shares of a Fund over a specific 7-day period. This net investment income is then annualized, which means that the net investment income generated during the 7-day period is assumed to be generated in each 7-day period over an annual period, and is shown as a percentage of the investment.

                                 EFFECTIVE YIELD

         A Fund's effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

                          TAXABLE EQUIVALENT YIELD AND
                       TAXABLE EQUIVALENT EFFECTIVE YIELD

         The taxable equivalent yield of the Value Advantage Shares of the Schwab Municipal Money Fund is computed by dividing that portion of the Value Advantage Shares' yield (computed as described above) that is tax-exempt by an amount equal to one minus the stated federal income tax rate (normally assumed to be the maximum applicable marginal tax bracket rate) and adding the result to that portion, if any, of the yield of the Value Advantage Shares that is not tax-exempt. The taxable equivalent yield of the Value Advantage Shares of the Schwab California Municipal Money Fund is calculated by dividing that portion of the Value Advantage Shares' yield (computed as described above) which is tax-exempt by an amount equal to one minus the stated combined State of California and federal income tax rate (normally assumed to be the maximum federal marginal rate of 39.6% and the California marginal rate of 9.3%, although other rates may be used at times), and adding the result to that portion, if any, of the Value Advantage Shares' yield that is not tax-exempt. The taxable equivalent yield of the Value Advantage Shares of Schwab New York Municipal Money Fund is calculated by dividing that portion of the Value Advantage Shares' yield (computed as described above) which is tax-exempt by an amount equal to one minus the stated combined New York municipal, State of New York and federal income tax rate (normally assumed to be the maximum federal marginal rate of 39.6%, the State of New York marginal rate of 7.125% and the New York municipal marginal rate of 3.91%, although other rates may be used at times), and adding the result to that portion, if any, of the Value Advantage Shares' yield that is not tax-exempt.

         Taxable equivalent effective yields are computed in the same manner as taxable equivalent yields, except that effective yield is substituted for yield in the calculation. In calculating taxable equivalent yields and effective yields, Schwab Municipal Money Fund generally assumes an effective tax rate of 39.6%, Schwab California Municipal Money Fund generally assumes an effective tax rate (combining the federal 39.6% rate and the California 9.30% rate, and assuming the taxpayer deducts California state taxes paid) of 45.22%, and Schwab New York Municipal Money Fund generally assumes an effective tax rate (combining the federal 39.6% rate, the New York state 7.125%, rate and the New York municipal 3.91%, rate, and assuming the taxpayer deducts New York state and municipal taxes paid) of 46.27%. Investors in Schwab New York Municipal Money Fund should understand that, under legislation enacted in New York State and New York City, the maximum effective tax rate for 1997 will be 45.79%. The effective tax rates used in determining such yields do not reflect the tax costs resulting from the full or partial loss of the benefits of personal exemptions, itemized deductions and California exemption credits that may result from the receipt of additional taxable income by taxpayers with adjusted gross incomes exceeding $117,950 ($58,975 for married filing separate returns) in 1996. Actual taxable equivalent yields and taxable equivalent effective yields may be higher for taxpayers subject to the loss of these benefits than the rates reported by the Funds.

                         TAX-EXEMPT VERSUS TAXABLE YIELD

         Investors may want to determine which investment, tax-exempt or taxable, will provide a higher after-tax return. To determine the taxable equivalent yield or taxable equivalent effective yield, simply divide the yield or effective yield of the Value Advantage Shares of a Fund by 1 minus your marginal federal tax rate (or combined state and federal tax rate in the case of Schwab California Municipal Money Fund, or combined municipal, state, and federal tax rate in the case of Schwab New York Municipal Money Fund). Note, however, that as discussed above, full or partial loss by certain investors of the described federal tax benefits could cause the resulting figure to understate the after-tax return produced by the Value Advantage Shares of the Fund in question.

         Performance information for each of the Funds for the 7-day period ended December 31, 1995 is presented below.

The taxable equivalent yield and taxable equivalent effective yield figures are based, in the case of Schwab Municipal Money Fund, upon an assumed 1995 effective tax rate of 39.6%; in the case of Schwab California Municipal Money Fund, upon an assumed effective tax rate of 46.24%; and in the case of Schwab New York Municipal Money Fund, upon an assumed effective tax rate of 46.88%. The yields below are based on the maximum rates in effect for 1995. Tax rates in effect for 1996 are different. See the discussion above relating to federal, State of California and State of New York tax rates.


                                                                                                          Taxable
                                                                                   Taxable              Equivalent
                                           Yield        Effective Yield        Equivalent Yield       Effective Yield
                                           -----        ---------------        ----------------       ---------------
Schwab Municipal Money Fund-Value          4.17%               4.26%                6.90%                  7.05%
Advantage Shares
Schwab California Municipal Money          3.99%               4.06%                7.42%                  7.55%
Fund-Value Advantage Shares
Schwab New York Municipal Money            4.07%               4.16%                7.66%                  7.83%
Fund-Value Advantage Shares

                               GENERAL INFORMATION


         The Trust generally is not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust and Bylaws, shareholder meetings will be held in connection with the following matters: (1) election or removal of Trustees if a meeting is requested in writing by a shareholder or shareholders who beneficially own(s) 10% or more of the

Trust's shares; (2) adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust to the extent and as provided in the Declaration of Trust; (4) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any of its investment portfolios, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof);
(5) determination of whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (6) such additional matters as may be required by law, the Declaration of Trust, the Bylaws or any registration of the Trust with the SEC or any state or as the Board of Trustees may consider desirable. The shareholders also would vote upon changes to a Fund's fundamental investment objective, policies or restrictions.

         Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his or her successor or until death, resignation, retirement or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act, (i) the Trust will hold a shareholder meeting for the election of Trustees when less than a majority of the Trustees have been elected by shareholders and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

         Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the Trust's outstanding shares stating that they wish to communicate with the other shareholders for the purpose of obtaining signatures necessary to demand a meeting to consider removal of one or more Trustees, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

         The Bylaws provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, of the Declaration of Trust or of the Bylaws permits or requires that (i) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (ii) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

         Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

         For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                         PRINCIPAL HOLDERS OF SECURITIES

         As of March 15, 1996, the following persons directly or beneficially owned 5% or more of each Fund's Value Advantage Shares: Walter R. Koepp (EX) and EST E. H. Shumway, 15717 Larch Way Lynnwood, WA 98037 at 5.98% for the Schwab Municipal Money Fund-Value Advantage Shares(TM); Louis A. Simpson, P.O. Box 1487, Rancho Santa Fe, CA 92067 at 7.68% for the Schwab California Municipal Money Fund-Value Advantage Shares(TM); Victoria Shaw, 14 East 90th Street, New York, NY 10128 at 10.49%, PEI Partnership Architects, 257 Park Avenue South, New York, NY 10010 at 6.43%, and Patricia Meehan, 18 Heather Lane, Miller Place, NY 11764 at 12.29% for the Schwab New York Municipal Money Fund-Value Advantage Shares(TM).

         As of March 22, 1996, the officers and Trustees of the Trust, as a group, owned of record or beneficially less than 1% of the outstanding voting securities of the remaining series of the Trust.

                            ACCESS TO SCHWAB'S MUTUAL
                            FUND ONESOURCE(R) SERVICE

         With Schwab's Mutual Fund OneSource Service ("OneSource"), a shareholder can invest in over 575 mutual funds from many fund companies, subject to the following. Schwab's standard transaction fee will be charged on each redemption of fund shares held for 90 days or less to discourage short-term trading. Mutual fund shares held for more than 90 days are exempt from the short-term redemption policy and may be sold without penalty. Up to 15 short-term redemption of fund shares per calendar year are permitted. If you exceed this number, you will no longer be able to buy or sell fund shares without paying a transaction fee. As a courtesy, we will notify you in advance if your short-term redemptions are nearing the point where all of your future trades will be subject to transaction fees. Schwab reserves the right to modify OneSource's terms and conditions at any time. For more information, a shareholder should contact his or her Schwab office during its regular business hours or call 800-2 NO-LOAD, 24 hours a day.

                                 SCHWABFUNDS(R)
                                 --------------

SchwabFunds offers a variety of series and classes of shares of beneficial interest to help you with your investment needs.

                                  EQUITY FUNDS
                             Schwab 1000 Fund(R)(1)
                     Schwab International Index Fund(R)(2)
                       Schwab Small-Cap Index Fund(R)(2)
                  Schwab Asset Director(R)-High Growth Fund(2)
                Schwab Asset Director(R)-Balanced Growth Fund(2)
              Schwab Asset Director(R)-Conservative Growth Fund(2)
                     Schwab S&P 500 Fund-Investor Shares(2)
                    Schwab S&P 500 Fund-e.Shares(TM)(2),(3)
                          Schwab Analytics Fund(TM)(2)
                    Schwab OneSource Portfolios-International
                  Schwab OneSource Portfolios-Growth Allocation
                 Schwab OneSource Portfolios-Balanced Allocation

                             FIXED INCOME FUNDS(1)
                 Schwab Short/Intermediate Government Bond Fund
                      Schwab Long-Term Government Bond Fund
                  Schwab Short/Intermediate Tax-Free Bond Fund
                       Schwab Long-Term Tax-Free Bond Fund
           Schwab California Short/Intermediate Tax-Free Bond Fund(4)
               Schwab California Long-Term Tax-Free Bond Fund(4)

                             MONEY MARKET FUNDS(5)
                            Schwab Money Market Fund
                          Schwab Government Money Fund
                         Schwab U.S. Treasury Money Fund
                      Schwab Value Advantage Money Fund(R)
                    Schwab Municipal Money Fund-Sweep Shares
             Schwab Municipal Money Fund-Value Advantage Shares(TM)
               Schwab California Municipal Money Fund-Sweep Shares
        Schwab California Municipal Money Fund-Value Advantage Shares(TM)
                       Schwab Retirement Money Fund(R)(6)
                Schwab Institutional Advantage Money Fund(R)(6)
                Schwab New York Municipal Money Fund-Sweep Shares
         Schwab New York Municipal Money Fund-Value Advantage Shares(TM)

(1) The Schwab 1000 Fund and all fixed income funds are separate investment portfolios of Schwab Investments.

(2) The Funds are separate investment portfolios or classes of shares of Schwab Capital Trust.

(3) Available only through SchwabLink(TM).

(4) Available only to California residents and residents of selected other states.

(5) All listed money market funds are separate investment portfolios of the Trust.

(6) Designed for institutional investors only.

                        PURCHASE AND REDEMPTION OF SHARES

         The minimum initial investment for the Value Advantage Shares of each Fund is $25,000 and subsequent investments of $5,000 or more may be made. These minimum requirements may be changed at any time and are not applicable to certain types of investors. The Trust may waive the minimums for purchases by Trustees, Directors, officers or employees of the Trust, Schwab or the Investment Manager. The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of the stated limits may be paid, in whole or in part, in investment securities or in cash, as the Trust's Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of the Fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in the Prospectus of the Fund affected under "Share Price Calculation" and a redeeming shareholder would normally incur brokerage expenses if he or she converted the securities to cash.

                                OTHER INFORMATION

         The Prospectus of the Funds and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectus.

         Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

         THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE TRUST, ANY SERIES THEREOF, OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER


                            MOODY'S INVESTORS SERVICE

         Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

         An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.


                         DUFF & PHELPS CREDIT RATING CO.

         Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Credit Rating Co. ("Duff"). Three gradations exist within this rating category: a Duff-1+ rating indicates the highest certainty of timely payment (issuer short-term liquidity is found to be outstanding and safety is deemed to be just below that of risk-free short-term U.S. Treasury obligations), a Duff-1 rating signifies a very high certainty of timely payment (issuer liquidity is determined to be excellent and risk factors are considered minor) and a Duff-1 rating denotes high certainty of timely payment (issuer liquidity factors are strong and risk is very small). A Duff-2 rating indicates a good certainty of timely payment; liquidity factors and company fundamentals are sound and risk factors are small.

                          FITCH INVESTORS SERVICE, INC.

         F-1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F-1 reflect an assurance of timely payment only slightly less than issues rated F-1+. Issues assigned an F-2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS


                            MOODY'S INVESTORS SERVICE

         Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

         An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.

                                      IBCA

         Obligations supported by the highest capacity for timely repayment are rated A1+. An A1 rating indicates that the obligation is supported by a very strong capacity for timely repayment. Obligations rated A2 are supported by a good capacity for timely repayment, although adverse changes in business, economic, or financial conditions may affect this capacity.


                                      BONDS


                            MOODY'S INVESTORS SERVICE

         Moody's rates the bonds it judges to be of the best quality Aaa. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or extraordinarily stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues. Bonds carrying an Aa designation are deemed to be of high quality by all standards. Together with Aaa rated bonds, they comprise what are generally known as high grade bonds. Aa bonds are rated lower than the best bonds because they may enjoy relatively lower margins of protection, fluctuations of protective elements may be of greater amplitude or there may be other factors present which make them appear to be subject to somewhat greater long-term risks.

                          STANDARD & POOR'S CORPORATION

         AAA is the highest rating assigned by S&P to a bond and indicates the issuer's extremely strong capacity to pay interest and repay principal. An AA rating denotes a bond whose issuer has a very strong capacity to pay interest and repay principal and differs from an AAA rating only in small degree.


                         DUFF & PHELPS CREDIT RATING CO.

         Duff confers an AAA designation to bonds of issuers with the highest credit quality. The risk factors associated with these bonds are negligible, being only slightly more than for risk-free U.S. Treasury debt. AA rated bonds are of high credit quality and have strong protection factors. The risks associated with them are modest but may vary slightly from time to time because of economic conditions.


        COMMERCIAL PAPER, SHORT-TERM OBLIGATIONS AND DEPOSIT OBLIGATIONS
                                ISSUED BY BANKS


                             THOMSON BANKWATCH (TBW)

         TBW-1 is the highest category and indicates the degree of safety regarding timely repayment of principal and interest is very high. TBW-2 is the second highest category and while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

SchwabFunds(R)                                                                 1
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
VARIABLE RATE OBLIGATIONS--57.8%(a)
ALABAMA--2.0%
Alabama Housing Finance
 Authority Single Family
 Housing Revenue Bonds
 Collateralized Home
 Mortgage Program Series
 1995C-1/ (Bayerische
 Landesbank Girozentrale
 LOC)
 5.05%, 01/07/96             $10,400        $10,400
Citronelle, Alabama
 Industrial Development
 Board Pollution Control
 Revenue Refunding Bonds
 (AZKO Chemicals, Inc.
 Project)/ (Wachovia Bank
 LOC)
 5.15%, 01/07/96               1,100          1,100
Jefferson County, Alabama
 Sewer Revenue Warrants
 Series 1995A/
 (Bayerische Landesbank
 Girozentrale LOC)
 5.20%, 01/07/96              12,500         12,500
Mobile County, Alabama
 Industrial Development
 Board Revenue Bonds
 (Ultraform Co.
 Project) Series B/
 (Bayerische Landesbank
 Girozentrale LOC)
 5.00%, 01/07/96               1,000          1,000
Mobile County, Alabama
 Industrial Development
 Board Pollution Control
 Revenue Refunding Bonds
 (Ultraform Co. Project)
 Series A/ (Bayerische
 Landesbank Girozentrale
 LOC)
 5.00%, 01/07/96               7,480          7,480
Mobile, Alabama
 Industrial Development
 Board Pollution Control
 Revenue Refunding
 Bonds (Alabama
 Power Co. Project)
 Series 1993C
 5.15%, 01/07/96              12,000         12,000
Montgomery, Alabama Special
 Care Facility Financing
 Authority Revenue Bonds
 (Baptist Medical Center
 VHA) Series 1985C/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               2,000          2,000

Montgomery, Alabama Special
 Care Facility Financing
 Authority Revenue Bonds
 (Baptist Medical Center
 VHA) Series 1985F/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               9,000          9,000
Montgomery, Alabama Special
 Care Facility Financing
 Authority Revenue Bonds
 (Baptist Medical Center
 VHA) Series 1985G/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               6,390          6,390
Montgomery, Alabama Special
 Care Facility Financing
 Authority Revenue Bonds
 (Baptist Medical Center
 VHA) Series 1985H/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               5,295          5,295
Opelika, Alabama Industrial
 Development Board Revenue
 Bonds (Power Guard
 Project) Series
 1994/(SouthTrust Bank of
 Alabama LOC)
 5.35%, 01/07/96               3,100          3,100
                                             ------
                                             70,265
                                             ------
ALASKA--0.0%
Alaska Industrial
 Development Authority
 Flexible Demand Revenue
 Bonds (Advanced Health
 Systems)/(Citibank LOC)
 5.35%, 01/07/96                 600            600
                                             ------
ARIZONA--0.5%
Arizona Educational Loan
 Marketing Corp.
 Revenue Bonds Series A/
 (MBIA Insurance &
 Fuji Bank SBPA)
 5.45%, 01/07/96              10,000         10,000
Yavapai County, Arizona
 Industrial Development
 Authority Revenue Bonds
 (First Health
 Care Corp. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               4,230          4,230

SchwabFunds(R)                                                                 2
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Yuma, Arizona Industrial
 Development Authority
 Multi Family Housing
 Revenue Bonds
 (El Encanto Apartments)
 Series A/(Citibank LOC)
 5.20%, 01/07/96              $3,000        $ 3,000
Yuma, Arizona Industrial
 Development Authority
 Multi Family Housing
 Revenue Bonds
 (El Encanto Apartments)
 Series B/(Citibank LOC)
 5.50%, 01/07/96                 275            275
                                             ------
                                             17,505
                                             ------
CALIFORNIA--1.4%
California Higher Education
 Loan Authority Student
 Loan Refunding Bonds
 Series E1/(SLMA LOC)
 5.25%, 01/07/96               5,000          5,000
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986B
 5.40%, 01/01/96                 100            100
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986C
 5.40%, 01/01/96                 200            200
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue Bonds
 (Packaging Innovation DZ
 Industries, Inc.) Series
 1994A-2/ (Bank of Tokyo
 LOC)
 5.35%, 01/07/96                 585            585
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 1985A-2/ (Sumitomo Bank
 LOC)
 5.90%, 01/01/96               8,900          8,900
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 A/(Industrial Bank of
 Japan LOC)
 6.10%, 01/01/96                 100            100
Los Angeles County,
 California Metropolitan
 Transportation Authority
 Sales Tax Revenue
 Refunding Bonds
 Proposition C Second
 Senior Series A/
 (MBIA Insurance &
 Industrial Bank of
 Japan SBPA)
 5.00%, 01/07/96                 300            300

Orange County, California
 Various Sanitation
 Districts Certificates of
 Participation Capital
 Improvement Programs
 Series 1990-92C/ (FGIC
 Insurance)
 6.00%, 01/01/96                 200            200
Orange County, California
 Water District
 Certificates of
 Participation (Sanitation
 Districts #1,2,3)/
 (AMBAC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.05%, 01/07/96              19,500         19,500
Simi Valley, California
 Multi Family Housing
 Certificates of
 Participation (Lincoln
 Wood Ranch Project)/
 (Sumitomo Bank LOC)
 5.05%, 01/07/96               5,600          5,600
Southern California Public
 Power Authority
 Transmission Project
 Revenue Bonds (Southern
 Transmission Project)
 Series 1991/ (AMBAC
 Insurance & Swiss Bank
 LOC)
 4.75%, 01/07/96               9,700          9,700
                                             ------
                                             50,185
                                             ------
COLORADO--4.2%
Colorado Health Facilities
 Authority Revenue Bonds
 (Sisters of Charity
 Health) Series B/(Multiple
 Credit Enhancements)
 5.05%, 01/07/96              23,300         23,300
Colorado Student Obligation
 Bond Authority Student
 Loan Revenue Bonds
 (Colorado University)
 Series 1990A/ (SLMA LOC)
 5.20%, 01/07/96              10,790         10,790
Colorado Student Obligation
 Bond Authority Student
 Loan Revenue Bonds
 (Colorado University)
 Series 1993B/ (SLMA LOC)
 5.20%, 01/07/96               2,100          2,100
Colorado Student Obligation
 Bond Authority Student
 Loan Revenue Bonds
 (Colorado University)
 Series 1993C-2/ (SLMA LOC)
 5.05%, 01/07/96               2,200          2,200
Denver, Colorado City and
 County Airport System
 Revenue Bonds Series
 1992D/(Morgan Guaranty
 Trust LOC)
 5.30%, 01/07/96              48,400         48,400

SchwabFunds(R)                                                                 3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Denver, Colorado City and
 County Airport System
 Revenue Bonds Series
 1992E/ (Bank of Tokyo LOC)
 5.50%, 01/07/96             $30,000       $ 30,000
Denver, Colorado City and
 County Airport System
 Revenue Bonds Series
 1992F/
 (Bank of Montreal LOC)
 5.30%, 01/07/96              16,000         16,000
Denver, Colorado City and
 County Airport System
 Revenue Bonds Series
 1992G/(Credit Local de
 France LOC)
 5.30%, 01/07/96               8,500          8,500
Douglas County, Colorado
 Multi Family Housing
 Revenue Bonds (Autumn
 Chase Project)/ (Citibank
 LOC)
 5.25%, 01/07/96               9,300          9,300
                                            -------
                                            150,590
                                            -------
CONNECTICUT--1.0%
Connecticut State General
 Obligation Economic
 Recovery Bonds Series
 1991B/(Multiple Credit
 Enhancements)
 5.10%, 01/07/96              11,700         11,700
Connecticut State Special
 Assessment Unemployment
 Compensation Advance
 Fund Revenue Bonds
 Series 1993B/(Multiple
 Credit Enhancements)
 5.40%, 01/07/96              15,900         15,900
Connecticut State Special Tax
 Obligation Bonds (Second
 Lien Transportation
 Information) Series 1990-1/
 (Industrial Bank of Japan LOC)
 5.10%, 01/07/96               5,800          5,800
                                            -------
                                             33,400
                                            -------
DISTRICT OF COLUMBIA--0.1%
District of Columbia
 Revenue Bonds Adjustable
 Convertible Extendable
 Securities (Georgetown
 University) Series 1988D/
 (Sanwa Bank LOC)
 5.65%, 01/07/96               4,200          4,200
                                            -------
FLORIDA--1.1%
Brevard County, Florida
 Housing Finance Authority
 Multi Family Housing
 Revenue Bonds
 (Palm Place Project)/
 (Chemical Bank LOC)
 5.05%, 01/07/96               5,000          5,000

Dade County, Florida
 Solid Waste Industrial
 Development Revenue Bonds
 (Montenay-Dade, Ltd.
 Project)/
 (Banque Paribas LOC)
 5.10%, 01/07/96               1,280          1,280
Hillsborough County,
 Florida Industrial
 Development Authority
 Revenue Bonds (Seaboard
 Tampa Terminals) Series
 1986A/ (Barclays Bank LOC)
 5.00%, 01/07/96               5,500          5,500
Indian Trace, Florida
 Community Development
 District (Water & Sewer
 Special Assessment
 Basin 1 Water)/
 (MBIA Insurance &
 Swiss Bank SBPA)
 4.90%, 01/07/96               2,500          2,500
Orange County, Florida
 Housing Finance Authority
 Multi Family Housing
 Revenue Bonds
 (Rio Vista Project)/
 (First Union Bank of
 North Carolina LOC)
 5.20%, 01/07/96               3,865          3,865
Orange County, Florida
 Housing Finance Authority
 Multi Family Housing
 Revenue Bonds (Smokewood
 Project)/ (Citibank LOC)
 5.25%, 01/07/96              10,000         10,000
Palm Beach County, Florida
 Health Facilities
 Authority Revenue
 Refunding Bonds
(Joseph L. Morse
 Geriatric Center)/
 (Sun Bank LOC)
 5.20%, 01/07/96               9,800          9,800
Palm Beach County, Florida
 Housing Finance Authority
 Multi Family Housing
 Revenue Bonds
 (Crystal II Project)/
 (Citibank LOC)
 5.15%, 01/07/96               2,850          2,850
                                             ------
                                             40,795
                                             ------
GEORGIA--3.1%
Burke County, Georgia
 Development Authority
 Pollution Control Revenue
 Bonds (Oglethorpe
 Power Corp. Project)
 Series 1993A/
 (FGIC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.15%, 01/07/96              15,300         15,300

SchwabFunds(R)                                                                 4
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Burke County, Georgia
 Development Authority
 Pollution Control Revenue
 Bonds (Oglethorpe
 Power Corp. Project)
 Series 1994A/
 (FGIC Insurance &
 Credit Local de
 France SBPA)
 5.15%, 01/07/96             $24,000        $24,000
Cobb County, Georgia
 Housing Authority
 Multi Family Housing
 Revenue Bonds
 (Walton Green Project)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96              14,000         14,000
Cobb County, Georgia
 Housing Authority Multi
 Family Housing Revenue
 Bonds (Williamstown
 Apartment Project)/
 (Wachovia Bank LOC)
 5.20%, 01/07/96               2,000          2,000
Dekalb County, Georgia
 Development Authority
 Industrial Development
 Revenue Bonds (Siemens
 Energy, Inc. Project)/
 (Siemens AG Guaranty)
 5.20%, 01/07/96               3,750          3,750
Dekalb County, Georgia
 Housing Authority Multi
 Family Housing Revenue
 Bonds (Wood Hills
 Apartment Project)/ (Bank
 of Montreal LOC)
 5.15%, 01/07/96               5,250          5,250
Douglas County, Georgia
 Development Authority
 Industrial Development
 Revenue Bonds (Mima Inc.
 Project)/ (Wachovia Bank
 LOC)
 5.10%, 01/07/96               4,300          4,300
Laurens County, Georgia
 Development Authority
 Solid Waste Disposal
 Revenue Bonds (Southeast
 Paper Co. Project)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96              25,000         25,000
Richmond County, Georgia
 Industrial Development
 Authority Revenue Bonds
 (Bok Group Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               5,000          5,000

Rockmart, Georgia
 Development Authority
 Industrial Development
 Revenue Bonds (CW Matthews
 Contracting)/ (Wachovia
 Bank LOC)
 5.25%, 01/07/96               2,500          2,500
Smyrna, Georgia Housing
 Authority Multi Family
 Housing Revenue Bonds
 (Walton Park LP)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               8,000          8,000
Villa Rica, Georgia
 Industrial Development
 Revenue Bonds (Lowes Home
 Centers, Inc. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               1,200          1,200
                                            -------
                                            110,300
                                            -------
HAWAII--1.6%
Hawaii State Department of
 Budget and Finance Special
 Purpose Mortgage Revenue
 Bonds (Adventist Health
 System West)/ (Bank of
 California LOC)
 5.15%, 01/07/96               3,100          3,100
Hawaii State Housing
 Finance & Development
 Corp. Multi-Family Housing
 Revenue Bonds (Nani Mauna
 Loa Project) Series 1995A/
 (Citibank LOC)
 4.00%, 01/07/96               4,350          4,350
Hawaii State Housing
 Finance & Development
 Corp. Revenue Bonds
 (Rental Housing System)
 Series 1990A/
 (Industrial Bank of
 Japan LOC)
 5.20%, 01/07/96              17,100         17,100
Hawaii State Housing
 Finance & Development
 Corp. Revenue Bonds
 (Rental Housing System)
 Series 1990B/(Industrial
 Bank of Japan LOC)
 5.20%, 01/07/96              19,600         19,600
Honolulu, Hawaii City and
 County Multi Family
 Housing Revenue Bonds
 (HaleKa Gardens Project)
 Series A/ (Bank of Tokyo
 LOC)
 5.70%, 01/07/96               5,256          5,256

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Honolulu, Hawaii City and
 County Multi Family
 Housing Revenue Bonds
 (Lolani Regents Project)
 Series 1990A/
 (Bank of Hawaii LOC)
 5.55%, 01/07/96             $ 9,300        $ 9,300
                                             ------
                                             58,706
                                             ------
ILLINOIS--10.2%
Centralia, Illinois
 Industrial Development
 Authority Revenue Bonds
 (Consolidated Foods
 Corp./Hollywood
 Brands, Inc. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               4,500          4,500
Chicago, Illinois
 General Obligation
 Bonds Series 1985/
 (Sanwa Bank LOC)
 5.45%, 01/07/96              14,440         14,440
Chicago, Illinois
 General Obligation
 Bonds Series 1992B/
 (Canadian Imperial Bank of
 Commerce LOC)
 5.10%, 01/07/96              10,400         10,400
Chicago, Illinois
 Industrial Development
 Revenue Bonds (Morse
 Automotive)/ Series 1995
 (American National Bank &
 Trust Co. LOC)
 5.25%, 01/07/96               3,000          3,000
Chicago, Illinois O'Hare
 International Airport
 Revenue Bonds (Adjustable
 Convertible Extendable
 Securities General Airport
 Second Lien) Series B-1/
 (Sanwa Bank LOC)
 5.40%, 01/07/96              10,000         10,000
Chicago, Illinois O'Hare
 International Airport
 Revenue Bonds
 (Adjustable Convertible
 Extendable Securities
 General Airport Second
 Lien) Series B-2/
 (Sanwa Bank LOC)
 5.40%, 01/07/96              10,000         10,000
Chicago, Illinois O'Hare
 International Airport
 Revenue Bonds
 (General Airport Second
 Lien) Series 1994C/
 (Societe Generale LOC)
 5.15%, 01/07/96              16,100         16,100

Chicago, Illinois O'Hare
 International Airport
 Revenue Bonds (General
 Airport Second Lien)
 Series A/(Westpac Banking
 Corp. LOC)
 5.10%, 01/07/96              13,100         13,100
Illinois Development
 Finance Authority Hospital
 Revenue Bonds (Palos
 Community Hospital) Series
 1994/ (Credit Suisse SBPA)
 5.20%, 01/07/96              37,700         37,700
Illinois Development
 Finance Authority
 Industrial Development
 Revenue Bonds (Knead Dough
 Baking Co.)/
 (Bank of America LOC)
 5.35%, 01/07/96               8,870          8,870
Illinois Development
 Finance Authority
 Industrial Development
 Revenue Bonds (Marriott
 Corp. Deerfield Project)/
 (National Westminster Bank
 LOC)
 5.15%, 01/07/96               1,300          1,300
Illinois Development
 Finance Authority
 Industrial Development
 Revenue Bonds (Rerkin
 Paperboard Co. LP) Series
 1994/ (Northern Trust LOC)
 5.40%, 01/07/96               5,500          5,500
Illinois Development
 Finance Authority Revenue
 Residential Rental Revenue
 Bonds (F.C. Harris
 Pavillion Project) Series
 1994/(FNMA LOC)
 5.15%, 01/07/96               3,000          3,000
Illinois Development
 Finance Authority Revenue
 Residential Rental Revenue
 Bonds (River Oak)/ (Swiss
 Bank LOC)
 5.20%, 01/07/96               3,790          3,790
Illinois Educational
 Facility Authority Revenue
 Bonds (Chicago Zoological
 Society Brookfield Zoo)
 Series B/
 (Chemical Bank LOC)
 5.25%, 01/07/96               2,000          2,000
Illinois Educational
 Facility Authority Revenue
 Bonds (Chicago
 Historical Society)/
 (Mitsubishi Bank LOC)
 5.35%, 01/07/96               8,300          8,300

SchwabFunds(R)                                                                 6
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Illinois Educational
 Facility Authority
 Revenue Bonds
 (Illinois Institute of
 Technology) Series 1990A/
 (Northern Trust LOC)
 5.05%, 01/07/96             $11,300        $11,300
Illinois Educational
 Facility Authority Revenue
 Bonds (Northwestern
 University)/ (FNB Chicago
 LOC)
 5.15%, 01/07/96              22,200         22,200
Illinois Educational
 Facility Authority Revenue
 Bonds (University Pooled
 Financing Program)
 Series 1985/
 (FGIC Insurance &
 Sakura Bank SBPA)
 5.95%, 01/07/96              17,325         17,325
Illinois Health Facility
 Authority Revenue Bonds
 (Franciscan Village
 Project) Series 1989A/
 (Commonwealth Bank of
 Australia LOC)
 5.20%, 01/07/96               2,000          2,000
Illinois Health Facility
 Authority Revenue Bonds
 (Hospital Sisters
 Services) Series E/(MBIA
 Insurance &
 Morgan Guaranty SBPA)
 5.00%, 01/07/96               4,300          4,300
Illinois Health Facility
 Authority Revenue Bonds
 (Ingalls Memorial
 Hospital) Series
 1985C/(LaSalle National
 Bank LOC)
 5.60%, 01/07/96               1,100          1,100
Illinois Health Facility
 Authority Revenue Bonds
 (Streeterville Corp.)
 Series A/
 (FNB Chicago LOC)
 5.10%, 01/07/96              14,400         14,400
Illinois Health Facility
 Authority Revenue Bonds
 (Washington & Jane Smith
 Home) Series 1991/
 (Comerica Bank LOC)
 5.20%, 01/07/96               2,800          2,800
Illinois Health Facility
 Authority Revenue Bonds
 Revolving Fund Pooled Loan
 Series 1985C/ (FNB Chicago
 LOC)
 5.20%, 01/07/96               6,000          6,000
Illinois Health Facility
 Authority Revenue Bonds
 Revolving Fund Pooled Loan
 Series 1985D/ (FNB Chicago
 LOC)
 5.20%, 01/07/96              20,000         20,000

Illinois State Toll Highway
 Authority Revenue Bonds
 Series B/(MBIA Insurance &
 Societe Generale SBPA)
 5.05%, 01/07/96              63,400         63,400
Kane County, Illinois
 Revenue Bonds (Glenwood
 School for Boys)/(Harris
 Trust & Savings Bank LOC)
 5.10%, 01/07/96               9,000          9,000
Lombard, Illinois
 Industrial Development
 Revenue Refunding Bonds (B
 & H Partnership Project)/
 (Comerica Bank LOC)
 5.38%, 01/07/96               1,500          1,500
McHenry County, Illinois
 Industrial Development
 Authority Revenue
 Refunding Bonds (Dean
 Foods Co. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               2,675          2,675
Oak Forest, Illinois
 Revenue Bonds (Homewood
 Pool) Series 1989/
 (FNB Chicago LOC)
 5.15%, 01/07/96              37,000         37,000
                                            -------
                                            367,000
                                            -------
INDIANA--0.4%
Crawfordsville, Indiana
 Industrial Development
 Revenue Bonds (National
 Service Industries, Inc.
 Project)/ (Wachovia Bank
 LOC)
 5.15%, 01/07/96               2,000          2,000
Hammond, Indiana Adjustable
 Rate Economic Development
 Revenue Bonds (Lear
 Seating Corp. Project)
 Series 1994/ (Chemical
 Bank LOC)
 4.25%, 01/07/96               5,750          5,750
Indiana Health Facility
 Financing Authority
 Hospital Adjustable
 Convertible Extentable
 Securities Revenue Bonds
 (Methodist Hospital)
 Series C/
 (Credit Suisse SBPA)
 5.15%, 01/07/96               4,100          4,100
Indianapolis, Indiana
 Economic Development
 Authority Revenue Bonds
 (Herff-Jones, Inc. Project)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               4,100          4,100
                                            -------
                                             15,950
                                            -------

SchwabFunds(R)                                                                 7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
IOWA--0.2%
Iowa Higher Education Loan
 Authority Revenue Bonds
 Adjustable Convertible
 Extendable Securities
 Education Loan (Private
 College Facility)/
 (MBIA Insurance &
 Dai-Ichi Kangyo
 Bank SBPA)
 5.50%, 01/07/96             $ 4,100        $ 4,100
Iowa Housing Finance
 Authority Multi Family
 Housing Revenue Bonds
 (Small Business Loan
 Project) Series 1985A/
 (FHLB of Des Moines LOC)
 5.30%, 01/07/96               2,100          2,100
Iowa State Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Cedar River Paper
 Project) Series 1995A/
 (Swiss Bank LOC)
 6.10%, 01/01/96               1,000          1,000
                                             ------
                                              7,200
                                             ------
KANSAS--0.2%
Kansas City, Kansas
 Industrial Revenue Bonds
 (Owen Industries, Inc.
 Project) Series 1987/
 (Sanwa Bank LOC)
 5.45%, 01/07/96               2,400          2,400
Wichita, Kansas Airport
 Facilities Revenue Bonds
 (Flightsafety
 International, Inc.)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               3,000          3,000
Wichita, Kansas Health
 Facilities Revenue
 Authority (CSJ Health
 System) Series XXV/
 (Sumitomo Bank LOC)
 5.30%, 01/07/96               1,900          1,900
                                             ------
                                              7,300
                                             ------
KENTUCKY--0.7%
Lebanon, Kentucky
 Industrial Development
 Revenue Bonds (Wallace
 Computer Services, Inc.)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               5,000          5,000
Mason County, Kentucky
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (East Kentucky Power
 Corp.) Series 1984B-1/
 (N.R.U.--C.F.C. Guaranty)
 4.65%, 01/07/96              10,600         10,600

Murray, Kentucky Industrial
 Development Authority
 Revenue Bonds
 (Dean Foods Co.)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               5,000          5,000
Owensboro, Kentucky Limited
 Obligation Revenue Bonds
 (Dart Polymers, Inc.
 Project) Series 1985A/
 (National Westminster Bank
 LOC)
 4.05%, 01/07/96               1,900          1,900
Wilson County, Kentucky
 Industrial Development
 Board Revenue Bonds
 (Perma Pipe I North
 Carolina Project)/ (Harris
 Trust & Savings Bank LOC)
 5.50%, 01/07/96               3,150          3,150
                                             ------
                                             25,650
                                             ------
LOUISIANA--3.5%
De Soto Parish, Louisiana
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Refunding Bonds (Central
 Louisiana
 Electric Co.)
 Series 1991A/
 (Swiss Bank LOC)
 5.05%, 01/07/96                 400            400
De Soto Parish, Louisiana
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Refunding Bonds (Central
 Louisiana
 Electric Co.)
 Series 1991B/
 (Swiss Bank LOC)
 5.05%, 01/07/96              15,000         15,000
East Baton Rouge Parish,
 Louisiana Pollution
 Control Revenue Refunding
 Bonds (Exxon Corp.) Series
 1989
 5.90%, 01/01/96               1,900          1,900
Louisiana Public Facilities
 Authority Hospital Revenue
 Bonds (Willis Knighton
 Medical Project)/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96              15,300         15,300
New Orleans, Louisiana
 Aviation Board Revenue
 Bonds (Passenger Facility
 Charge Projects)/ (Banque
 Paribas & Canadian
 Imperial Bank of Commerce
 LOC)
 5.50%, 01/07/96               7,000          7,000

SchwabFunds(R)                                                                 8
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
New Orleans, Louisiana
 Aviation Board Revenue
 Bonds Series B/
 (MBIA Insurance &
 Industrial Bank of
 Japan SBPA)
 4.95%, 01/07/96             $73,020       $ 73,020
New Orleans, Louisiana
 Exhibition Hall Authority
 Special Tax Revenue Bonds
 (Hotel Occupancy Project)
 Series B/ (Sanwa Bank LOC)
 5.50%, 01/07/96               1,300          1,300
New Orleans, Louisiana
 Exhibition Hall Authority
 Special Tax Revenue Bonds
 Series 1989B/ (Sanwa Bank
 LOC)
 5.50%, 01/07/96               3,800          3,800
Rapides Parish, Louisiana
 Industrial Development
 Board Pollution Control
 Revenue Refunding Bonds
 (Central Louisiana
 Electric Co.)
 Series 1991/
 (Swiss Bank LOC)
 5.05%, 01/07/96               8,150          8,150
                                            -------
                                            125,870
                                            -------
MARYLAND--2.5%
Baltimore, Maryland
 Industrial Development
 Authority Revenue Bonds
 (City of Baltimore Capital
 Acquisition Program)
 Series 1986/(Dai-Ichi
 Kangyo Bank LOC)
 5.35%, 01/07/96              52,400         52,400
Maryland State Health and
 Higher Educational
 Facility Authority Pooled
 Revenue Bonds (Kennedy
 Kreiger) Series 1993D/
 (FNB Maryland LOC)
 5.10%, 01/07/96               2,000          2,000
Maryland State Health and
 Higher Educational Facility
 Authority Pooled Revenue
 Bonds (Pooled Loan
 Program) Series A/
 (Dai-Ichi Kangyo Bank LOC &
 FNB Chicago SBPA)
 5.00%, 01/07/96               9,700          9,700
Montgomery County, Maryland
 Housing Opportunity
 Commission Housing Revenue
 Bonds (Draper Lane)
 Series 1991I/
 (FGIC Insurance &
 Sumitomo Bank SBPA)
 5.30%, 01/07/96              16,500         16,500

Northeast Maryland Waste
 Disposal Authority
 Resource Recovery Bonds
 (Hartford County)/ (AMBAC
 Insurance &
 Credit Local de France
 LOC)
 5.05%, 01/07/96               9,600          9,600
                                             ------
                                             90,200
                                             ------
MICHIGAN--0.1%
Grand Rapids, Michigan
 Water Supply Variable Rate
 Revenue Bonds/
 (FGIC Insurance &
 Societe Generale SBPA)
 5.90%, 01/07/96               1,000          1,000
Michigan State Strategic
 Fund Limited Obligation
 Revenue Bonds (Dean Foods
 Co. Project)/ (Wachovia
 Bank LOC)
 5.25%, 01/07/96               3,500          3,500
                                             ------
                                              4,500
                                             ------
MINNESOTA--0.9%
Bloomington, Minnesota Port
 Authority Tax Increment
 Revenue Refunding Bonds
 (Mall of America)
 Series 1995A/
 (Credit Local de
 France SBPA &
 FSA Insurance)
 5.20%, 01/07/96               7,000          7,000
St. Paul, Minnesota Housing
 Redevelopment Authority
 Rental Multi Family
 Housing Development Bonds
 Multi City Series 1985A/
 (FHLB Des Moines LOC)
 5.30%, 01/07/96              19,900         19,900
                                             ------
                                             26,900
                                             ------
MISSISSIPPI--0.4%
Jackson County, Mississippi
 Pollution Control Revenue
 Bonds (Chevron U.S.A. Inc.
 Project)
 5.90%, 01/07/96              14,700         14,700
                                             ------
MISSOURI--1.0%
Independence, Missouri
 Industrial Development
 Authority Revenue Bonds
 (Resthaven Project)/
 (Credit Local de France
 LOC)
 5.20%, 01/07/96               9,640          9,640

SchwabFunds(R)                                                                 9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Industrial Development
 Authority of Mexico,
 Missouri Revenue Bonds
 (ABP Midwest
 Manufacturing Co.
 Project) Series 1995/
 (Royal Bank of Scotland
 LOC)
 5.25%, 01/07/96              $7,600        $ 7,600
Missouri State Development
 Finance Board Industrial
 Development Revenue Bonds
 (H.R. Williams Mill Supply
 Project) Series 1995/
 (Union Bank of
 Switzerland LOC)
 5.30%, 01/07/96               3,100          3,100
Missouri State Health and
 Educational Facilities
 Authority Health
 Facilities Revenue Bonds
 (Sisters of Mercy)
 Series 1988A/(Multiple
 Credit Enhancements)
 5.10%, 01/07/96               3,200          3,200
Missouri State Health and
 Educational Facilities
 Authority Health
 Facilities Revenue Bonds
 (Sisters of Mercy) Series
 1992B/ (Toronto-Dominion
 Bank SBPA)
 5.10%, 01/07/96               3,400          3,400
Missouri State Health and
 Educational Facilities
 Authority Health
 Facilities
 Revenue Bonds (St. Anthony
 Medical Center)/
 (Mitsubishi Bank SBPA)
 5.60%, 01/07/96                 900            900
St. Charles, Missouri
 Industrial Development
 Authority Variable Rate
 Demand Revenue Refunding
 Bonds (Casalon Apartments
 Project)/ (Citibank LOC)
 5.25%, 01/07/96               3,100          3,100
Washington, Missouri
 Industrial Development
 Authority Revenue
 Bonds (Pauwels
 Transformer Project)/
 (Generale Bank LOC)
 5.40%, 01/07/96               4,000          4,000
                                             ------
                                             34,940
                                             ------

MONTANA--0.4%
Forsyth, Montana Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Portland General Electric
 Coal Stripping Project)
 Series 1983B/ (Swiss Bank
 LOC)
 5.00%, 01/07/96               6,500          6,500
Montana State Health
 Facility Authority Revenue
 Bonds (Health Care Pooled
 Loan Program) Series
 1985A/ (FGIC Insurance &
 Norwest Bank of
 Minnesota SBPA)
 5.15%, 01/07/96               7,195          7,195
                                             ------
                                             13,695
                                             ------
NEVADA--1.6%
Clark County, Nevada Airport
 Improvement Revenue
 Refunding Bonds
 Series 1993A/
 (MBIA Insurance &
 Industrial Bank of
 Japan SBPA)
 5.15%, 01/07/96              55,350         55,350
Clark County, Nevada
 Industrial Development
 Revenue Bonds
 (Cogeneration Project No.
 2)/(Swiss Bank LOC)
 6.15%, 01/07/96               2,700          2,700
                                             ------
                                             58,050
                                             ------
NEW HAMPSHIRE--0.2%
New Hampshire Higher
 Education and Health
 Facilities Authority
 Revenue Bonds (VHA New
 England, Inc.) Series
 1985B/ (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               1,000          1,000
New Hampshire State Housing
 Finance Authority Multi
 Family Housing Revenue
 Bonds (Fairways Project)
 Series 1994-1/ (General
 Electric Capital Corp.
 LOC)
 5.20%, 01/07/96               7,000          7,000
                                             ------
                                              8,000
                                             ------
NEW JERSEY--0.1%
New Jersey Turnpike
 Authority Revenue Bonds
 Series 1991D/
 (FGIC Insurance &
 Societe General LOC)
 4.80%, 01/07/96               3,000          3,000
                                             ------

SchwabFunds(R)                                                                10
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
NEW MEXICO--0.1%
Albuquerque, New Mexico
 Gross Receipts Lodgers Tax
 Revenue Adjustable Rate
 Tender Revenue Bonds
 Series 1994/ (Canadian
 Imperial Bank of Commerce
 LOC)
 5.15%, 01/07/96             $ 1,300        $ 1,300
Belen, New Mexico
 Industrial Development
 Revenue Bonds
 (Solo Cup, Inc. Project)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               3,250          3,250
                                             ------
                                              4,550
                                             ------
NEW YORK--3.2%
Babylon, New York Variable
 Rate General Obligation
 Bonds Series B/(Bank of
 Nova Scotia SBPA & AMBAC
 Insurance)
 4.90%, 01/07/96               3,500          3,500
New York City, New York
 General Obligation Bonds
 Series 1993 Subseries
 A-8B/ (Sanwa Bank LOC)
 5.95%, 01/07/96                 715            715
New York City, New York
 General Obligation Bonds
 Series 1994B
 Subseries B-2/
 (MBIA Insurance &
 Bank Austria AG SBPA)
 5.90%, 01/01/96                 400            400
New York City, New York
 General Obligation Bonds
 Series 1994B
 Subseries B-3/
 (MBIA Insurance &
 Bank of Nova Scotia SBPA)
 5.90%, 01/01/96               1,000          1,000
New York City, New York
 Housing Development Corp.
 Variable Rate Demand
 Special Obligation Revenue
 Bonds (East 96th Street
 Project) Series 1990A/
 (Mitsubishi Bank LOC)
 5.10%, 01/07/96              11,900         11,900
New York City, New York
 Municipal Water Finance
 Authority Water & Sewer
 System Revenue Bonds
 Series 1994G/
 (FGIC Insurance &
 FGIC SPA)
 5.90%, 01/07/96               9,000          9,000

New York City, New York
 Trust for Cultural
 Resources Revenue Bonds
 (Solomon R. Guggenheim
 Project) Series 1990B/
 (Swiss Bank LOC)
 5.90%, 01/01/96                 100            100
New York City, New York
 Variable Rate General
 Obligation Bonds Series
 1995B Subseries
 B-10/(Union Bank of
 Switzerland LOC)
 5.00%, 01/07/96               7,500          7,500
New York City, New York
 Variable Rate General
 Obligation Bonds Series
 1995B1 Subseries B-8/
 (Mitsubishi Bank LOC)
 5.35%, 01/07/96               2,000          2,000
New York Local Government
 Assistance Corp. Public
 Improvement Revenue Bonds
 Series 1993A/ (Multiple
 Credit Enhancements)
 4.95%, 01/07/96               9,500          9,500
New York Local Government
 Assistance Corp. Public
 Improvement Revenue Bonds
 Series 1994B/ (Credit
 Suisse & Swiss Bank LOC)
 4.95%, 01/07/96               1,000          1,000
New York Local Government
 Assistance Corp. Public
 Improvement Revenue
 Bonds Series 1995F/
 (Toronto-Dominion Bank LOC)
 5.05%, 01/07/96              12,700         12,700
New York Municipal Water
 Finance Authority Water &
 Sewer System Revenue Bonds
 Series 1994C/ (FGIC
 Insurance & FGIC SPA)
 5.90%, 01/01/96               5,500          5,500
New York State Dormitory
 Authority Revenue Bonds
 (Masonic Hall Asylum)/
 (AMBAC Insurance &
 Credit Local de
 France SBPA)
 4.90%, 01/07/96               3,100          3,100
New York State Energy
 Research & Development
 Authority Electric Facilities
 Revenue Bonds (Long
 Island Lighting Co.
 Project) Series 1993A/
 (Toronto-Dominion Bank LOC)
 5.00%, 01/07/96               1,000          1,000

SchwabFunds(R)                                                                11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
New York State Energy
 Research & Development
 Authority Pollution
 Control Refunding Revenue
 Bonds (Orange & Rockland
 Utilities, Inc. Project)
 Series 1994A/
 (FGIC Insurance &
 Societe Generale SBPA)
 4.90%, 01/07/96             $10,700       $ 10,700
New York State Energy
 Research & Development
 Authority Pollution Control
 Revenue Bonds (Central
 Hudson Gas & Electric
 Corp. Project) Series 1985A/
 (Morgan Guaranty Trust LOC)
 5.00%, 01/07/96               5,700          5,700
New York State Energy
 Research & Development
 Authority Pollution
 Control Revenue Refunding
 Bonds Series B/(Union Bank
 of Switzerland LOC)
 6.00%, 01/01/96               1,400          1,400
New York State Local
 Government Assistance
 Corp. Variable Rate
 Revenue Bonds Series
 1995G/(National
 Westminster Bank LOC)
 4.90%, 01/07/96              14,000         14,000
Triborough Bridge and
 Tunnel Authority, New York
 Special Obligation Bridge
 Revenue Bonds Series 1994/
 (FGIC Insurance &
 FGIC SPA)
 4.90%, 01/07/96              11,000         11,000
Yonkers, New York Industrial
 Development Authority
 Revenue Bonds
 Consumers Union Facility/
 (AMBAC Insurance &
 Credit Local de France SBPA)
 4.95%, 01/07/96               1,400          1,400
                                            -------
                                            113,115
                                            -------
NORTH CAROLINA--1.7%
Charlotte, North Carolina
 Airport Revenue Refunding
 Bonds Series 1993A/ (MBIA
 Insurance & Industrial
 Bank of Japan SBPA)
 5.15%, 01/07/96               6,400          6,400
Haywood County, North
 Carolina Industrial
 Development Facilities and
 Pollution Control
 Financing Authority
 Revenue Bonds (Solid
 Waste--Champion
 International Corp.)/
 (Bank Austria AG LOC)
 4.95%, 01/07/96               2,200          2,200

North Carolina Medical Care
 Community Hospital Revenue
 Bonds (Pooled Equipment
 Finance Project)/(MBIA
 Insurance &
 Banque Paribas SBPA)
 5.05%, 01/07/96              11,300         11,300
North Carolina Medical Care
 Community Hospital Revenue
 Bonds Adjustable
 Convertible Extendable
 Securities (Pooled
 Financial Project)/ (MBIA
 Insurance & Sakura Bank
 SPA)
 5.05%, 01/07/96               1,810          1,810
North Carolina Medical Care
 Community Hospital Revenue
 Pooled Finance
 Bonds/(Dai-Ichi
 Kangyo Bank LOC)
 5.90%, 01/07/96               5,800          5,800
Wake County, North Carolina
 Industrial Facility and
 Pollution Control
 Financing Authority
 Revenue Bonds (Carolina
 Power & Light)
 Series 1985B/
 (Sumitomo Bank LOC)
 5.50%, 01/07/96               2,900          2,900
Wake County, North Carolina
 Industrial Facility and
 Pollution Control
 Financing Authority
 Revenue Bonds (Carolina
 Power & Light)
 Series 1985C/
 (Sumitomo Bank LOC)
 5.50%, 01/07/96              29,400         29,400
                                             ------
                                             59,810
                                             ------
NORTH DAKOTA--0.2%
Mercer County, North Dakota
 National Rural Utility
 Pollution Control Revenue
 Bonds (Basin Electric
 Power Cooperative Antelope
 Project) Series 1984C/
 (N.R.U.--C.F.C. Guaranty)
 4.65%, 01/07/96               7,150          7,150
                                             ------
OHIO--1.0%
Columbus, Ohio Electric
 System Revenue Bonds
 Series 1984/(Dai-Ichi
 Kangyo Bank LOC)
 3.90%, 01/07/96               6,880          6,880

SchwabFunds(R)                                                                12
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Columbus, Ohio General
 Obligation Bonds Series
 1995-1/ (Westdeutsche
 Landesbank LOC)
 4.90%, 01/07/96             $ 6,000        $ 6,000
Dayton, Ohio Special
 Facilities Revenue
 Refunding Bonds (Emery Air
 Freight) Series 1993F/
 (ABN-AMRO Bank LOC)
 5.31%, 01/07/96               8,000          8,000
Ohio Air Quality
 Development Authority
 Revenue Bonds (JMG
 Funding, LP) Series 1994A/
 (Societe Generale LOC)
 5.00%, 01/07/96              12,000         12,000
Ohio Housing Finance Agency
 Multi Family Housing
 Revenue Bonds (Kenwood
 Congregate Retirement
 Community) Series
 1985/(Morgan Guaranty
 Trust LOC)
 3.90%, 01/07/96               2,000          2,000
                                             ------
                                             34,880
                                             ------
OKLAHOMA--0.0%
Tulsa, Oklahoma Industrial
 Development Authority
 Hospital Revenue Bonds
 (Hillcrest Medical Center)
 Series 1988/
 (Mitsubishi Bank LOC)
 5.00%, 01/07/96                 685            685
Tulsa, Oklahoma Industrial
 Development Authority
 Revenue Bonds
 (Thomas & Betts Project)
 Series 1991/ (Wachovia
 Bank LOC)
 5.25%, 01/07/96                 300            300
                                             ------
                                                985
                                             ------
OREGON--1.3%
Medford, Oregon Hospital
 Facility Authority (Rogue
 Valley Manor Project)
 Series 1985/
 (Banque Paribas LOC)
 5.20%, 01/07/96               7,700          7,700
Oregon State Economic
 Development Commission
 Economic and Industrial
 Development Revenue
 Bonds/(Wachovia Bank LOC)
 5.15%, 01/07/96               4,100          4,100
Oregon State General
 Obligation Notes Series
 1973F/ (Mitsubishi Bank
 LOC)
 5.15%, 01/07/96              11,185         11,185

Oregon State General
 Obligation Notes Series
 1973H/ (Bank of Tokyo LOC)
 5.25%, 01/07/96              18,100         18,100
Port of Portland, Oregon
 Industrial Development
 Revenue Bonds (Schnitzer
 Steel Project)/ (Comerica
 Bank LOC)
 5.30%, 01/07/96               5,000          5,000
                                             ------
                                             46,085
                                             ------
PENNSYLVANIA--1.4%
Montgomery County,
 Pennsylvania Industrial
 Development Authority
 Revenue Bonds (Seton
 Medical Supply Co. Project)/
 (Banque Paribas LOC)
 5.25%, 01/07/96               5,500          5,500
Pennsylvania Higher
 Education Assistance
 Agency Student Loan
 Revenue Bonds Series
 1995A/ (SLMA LOC)
 5.25%, 01/07/96              17,000         17,000
Sayre, Pennsylvania Health
 Care Facilities Authority
 (VHA Capital Finance
 Revenue) Series 1985B/
 (AMBAC Insurance & FNB
 Chicago SBPA)
 5.00%, 01/07/96               4,365          4,365
Sayre, Pennsylvania Health
 Care Facilities Authority
 (VHA Capital Finance
 Revenue) Series 1985F/
 (AMBAC Insurance & FNB
 Chicago SBPA)
 5.00%, 01/07/96               4,100          4,100
Sayre, Pennsylvania Health
 Care Facilities Authority
 (VHA Capital Finance
 Revenue) Series 1985J/
 (AMBAC Insurance & FNB
 Chicago SBPA)
 5.00%, 01/07/96               9,800          9,800
Washington County,
 Pennsylvania Authority
 Revenue Bonds Higher
 Education Pooled Equipment
 Lease/ (Sanwa Bank LOC)
 5.35%, 01/07/96               9,400          9,400
                                             ------
                                             50,165
                                             ------
RHODE ISLAND--0.1%
Rhode Island State Student
 Loan Authority Higher
 Education Revenue Bonds
 Series 1995-1/(National
 Westminster Bank LOC)
 5.30%, 01/07/96               2,000          2,000
                                             ------

SchwabFunds(R)                                                                13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
SOUTH CAROLINA--0.4%
Greenville County, South
 Carolina Industrial
 Development Revenue Bonds
 (Quality Thermoforming
 Project)/ (South Carolina
 National Bank LOC)
 5.25%, 01/07/96              $1,200        $ 1,200
South Carolina Jobs
 Economic Development
 Authority Hospital
 Facilities Revenue Bonds
 (Baptist Health Care
 System)/ (Credit Local de
 France LOC)
 5.05%, 01/07/96               6,900          6,900
South Carolina Jobs
 Economic Development
 Authority Industrial
 Development Revenue Bonds
 (Ado Corp. Project)/(South
 Carolina National Bank
 LOC)
 5.25%, 01/07/96                 800            800
Spartanburg County, South
 Carolina Industrial
 Development Authority
 Revenue Bonds
 (Bemis, Inc.)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               4,750          4,750
                                             ------
                                             13,650
                                             ------
SOUTH DAKOTA--0.3%
Rapid City, South Dakota
 Industrial Development
 Revenue Corp. (Property
 Associates Project)/
 (Lloyds Bank LOC)
 5.15%, 01/07/96               6,025          6,025
South Dakota State Health &
 Educational Facilities
 Authority Revenue Bonds
 (McKenna Hospital)
 Series 1994/
 (MBIA Insurance &
 Banque Paribas SBPA)
 5.20%, 01/07/96               5,000          5,000
                                             ------
                                             11,025
                                             ------
TENNESSEE--0.2%
Metropolitan Nashville and
 Davidson County, Tennessee
 Health and Education
 Facility Board Revenue
 Bonds Series A/
 (FGIC Insurance &
 Barclays Bank LOC)
 5.00%, 01/07/96               1,300          1,300

Metropolitan Nashville and
 Davidson County, Tennessee
 Industrial Development
 Revenue Bonds
 (Multi-Family
 Housing--Western)/
 (Sumitomo Bank LOC)
 5.60%, 01/07/96               7,035          7,035
                                             ------
                                              8,335
                                             ------
TEXAS--7.9%
Amarillo, Texas Health
 Facilities Corp. Hospital
 Revenue Bonds (High Plains
 Baptist Hospital)
 Series 1985/
 (Banque Paribas LOC)
 5.20%, 01/07/96               9,300          9,300
Bexar County, Texas Health
 Facilities Development
 Corp. Revenue Bonds
 (Chandler Memorial Home
 Project) Series 1995/
 (Bank One LOC)
 5.20%, 01/07/96               5,170          5,170
Capital Industrial
 Development Corp., Texas
 Industrial Development
 Revenue Refunding Bonds
 (National Service
 Industries, Inc. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               3,950          3,950
Euless, Texas Industrial
 Development Authority
 Revenue Bonds (Ferguson
 Enterprises, Inc.)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               4,850          4,850
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1988A/ (AMBAC
 Insurance & Citibank SBPA)
 5.25%, 01/07/96              18,300         18,300
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1992A/ (SLMA LOC)
 5.10%, 01/07/96              16,000         16,000
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1993A/ (SLMA LOC)
 5.25%, 01/07/96              48,150         48,150
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1993B-1/ (SLMA LOC)
 5.25%, 01/07/96              11,000         11,000

SchwabFunds(R)                                                                14
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1995B/ (SLMA LOC)
 5.00%, 01/07/96             $30,000        $30,000
Hays, Texas Memorial Health
 Facilities Development
 Corp. Hospital Revenue
 Bonds AHS/Sunbelt (Central
 Texas Medical Center
 Project) Series 1990A/
 (Swiss Bank LOC)
 5.10%, 01/07/96               9,000          9,000
Hays, Texas Memorial Health
 Facilities Development
 Corp. Hospital Revenue
 Bonds AHS/Sunbelt (Central
 Texas Medical Center
 Project) Series 1990B/
 (Swiss Bank LOC)
 5.10%, 01/07/96              16,300         16,300
Lavaca-Navidad River
 Authority, Texas Water
 Supply System Contract
 Revenue Bonds (Formosa
 Plastics Corp. Project)/
 (Canadian Imperial Bank of
 Commerce LOC)
 5.30%, 01/07/96               9,900          9,900
Lower Neches Valley
 Authority, Texas
 Industrial Development
 Corp. Pollution Control
 Revenue Bonds (Mobil Corp.
 Neches River Treatment
 Project) Series 1994
 5.00%, 01/07/96              12,000         12,000
Midlothian, Texas
 Industrial Development
 Corp. Pollution Control
 Revenue Bonds (Box-Crow
 Co. Project)/(Union Bank
 of Switzerland LOC)
 5.80%, 01/07/96               1,400          1,400
Panhandle Plains, Texas
 Higher Education
 Authority, Inc. Student
 Loan Revenue Bonds Series
 1992A/ (SLMA LOC)
 5.20%, 01/07/96               2,300          2,300
Panhandle Plains, Texas
 Higher Education
 Authority, Inc. Student
 Loan Revenue Bonds Series
 1995A/ (SLMA LOC)
 5.20%, 01/07/96              10,400         10,400

Port Authority of Corpus
 Christi, Texas Nueces
 County Marine Terminal
 Revenue Bonds (Reynolds
 Metals Co.)/ (Barclays
 Bank LOC)
 5.25%, 01/07/96               3,100          3,100
Robertson County, Texas
 Industrial Development
 Corp. Variable Rate
 Revenue Bonds (Sanderson
 Farms Project) Series
 1995/ (Harris Trust &
 Savings Bank LOC)
 5.20%, 01/07/96               4,300          4,300
Texas Health Facilities
 Development Corp.
 Adjustable Convertible
 Extendable Securities
 Revenue Bonds (North Texas
 Pooled Health) Series
 1985B/ (Banque Paribas
 LOC)
 5.05%, 01/07/96              11,000         11,000
Texas Small Business
 Industrial Development
 Corp. Revenue Bonds
 (Texas Public
 Facility Capital Access)/
 (Multiple Credit
 Enhancements)
 5.20%, 01/07/96              41,795         41,795
Texas State Revenue
 Refunding Bonds (Veterans
 Housing Assistance Fund)
 Series 1995
 5.05%, 01/07/96              13,000         13,000
Trinity River Authority,
 Texas Pollution Control
 Revenue Bonds (Lafarge
 Corp. Project)/(Banque
 Nationale de Paris LOC)
 5.20%, 01/07/96               3,100          3,100
                                            -------
                                            284,315
                                            -------
VERMONT--0.1%
Vermont Education and
 Health Buildings Financing
 Agency Revenue Bonds (VHA
 New England) Series 1985G/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               4,240          4,240
                                            -------

SchwabFunds(R)                                                                15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
VIRGINIA--0.4%
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985A/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96              $  500         $  500
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985B/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96                 400            400
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985C/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96                 600            600
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985F/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96               5,600          5,600
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985G/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96               8,100          8,100
                                             ------
                                             15,200
                                             ------
WASHINGTON--1.0%
Snohomish County,
 Washington Public
 Utilities District #1
 Electric Revenue Bonds
 (Generation Systems)/
 (MBIA Insurance &
 Industrial Bank of Japan
 SBPA)
 5.15%, 01/07/96              20,000         20,000

Washington State Health
 Care Facilities Authority
 Revenue Refunding Bonds
 (Sisters of St. Joseph of
 Peace) Series 1993/ (MBIA
 Insurance & U.S. Bank of
 Washington SBPA)
 5.20%, 01/07/96              12,700         12,700
Washington State Housing
 Finance Commission Multi
 Family Mortgage Revenue
 Bonds (Canyon Lake) Series
 1993A/
 (U.S. Bank of
 Washington LOC)
 5.40%, 01/07/96               4,565          4,565
                                             ------
                                             37,265
                                             ------
WEST VIRGINIA--0.3%
West Virginia State
 Hospital Finance Authority
 Hospital Revenue Bonds
 (St. Joseph's Hospital
 Project) Series 1987/
 (Mitsubishi Bank LOC)
 5.20%, 01/07/96               2,200          2,200
West Virginia State
 Hospital Finance Authority
 Hospital Revenue
 Bonds (VHA
 Mid Atlantic States, Inc.)
 Series 1985H/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               8,600          8,600
                                             ------
                                             10,800
                                             ------
WISCONSIN--0.8%
Chilton, Wisconsin
 Industrial Development
 Revenue Refunding Bonds
 (Kaytee Products, Inc.
 Project) Series 1995/(Bank
 One Milwaukee LOC)
 5.35%, 01/07/96               1,865          1,865
Fairwater, Wisconsin
 Industrial Development
 Revenue Bonds (Dean Foods
 Co. Project) Series 1990/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               1,450          1,450
Lac Du Flambeau Band of
 Lake Superior Chippewa
 Indians, Wisconsin Special
 Obligation Bonds (Simpson
 Electric) Series 1985/
 (Barclays Bank LOC)
 5.25%, 01/07/96               6,300          6,300

SchwabFunds(R)                                                                16
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Milwaukee, Wisconsin
 Redevelopment Authority
 Industrial Development
 Revenue Bonds (Field
 Container Corp. LP) Series
 1994/
 (Northern Trust LOC)
 5.40%, 01/07/96             $ 5,000      $   5,000
Sheboygan, Wisconsin
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (Wisconsin Power &
 Light Co.)
 5.25%, 01/07/96               1,000          1,000
Wisconsin State Health and
 Education Facilities
 Authority Revenue Bonds
 (Sinai Samaritan) Series
 1994A/(Marshall & Ilsley
 Bank LOC)
 5.20%, 01/07/96              13,755         13,755
                                          ---------
                                             29,370
                                          ---------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $2,072,441)                        2,072,441
                                          ---------
VARIABLE RATE TENDER
 OPTION BONDS--2.5%(a)
GEORGIA--0.6%
Georgia State Public
 Improvement General
 Obligation Tender Option
 Bonds Series 1995B
 (Citi-157)/
 (Citibank Tender Option)
 5.25%, 01/07/96              16,000         16,000
Metropolitan Atlanta Rapid
 Transit Authority, Georgia
 Sales Tax Revenue
 Tender Option Bonds
 Series M (BT-69)/
 (AMBAC Insurance & Bankers
 Trust
 Tender Option)
 4.44%, 01/07/96               5,280          5,280
                                           --------
                                             21,280
                                           --------
NEVADA--0.7%
Nevada State General
 Obligation Tender Option
 Bonds (Colorado River
 Community) Series 1994
 (Citi-143)/
 (Citibank Tender Option)
 5.30%, 01/07/96              25,000         25,000
                                           --------
TEXAS--0.3%
Harris County, Texas Toll
 Road Sub-Lien Highway
 Tender Option Bonds
 (Citi-138)/
 (Citibank Tender Option)
 5.30%, 01/07/96               7,000          7,000

Harris County, Texas Toll
 Road Sub-Lien Highway
 Tender Option Bonds
 (Citi-139)/
 (Citibank Tender Option)
 5.30%, 01/07/96               5,000          5,000
                                             ------
                                             12,000
                                             ------
WASHINGTON--0.9%
King County, Washington
 Limited Tax General
 Obligation Water & Sewer
 Tender Option Bonds Series
 1994A (Citi-136)/
 (Citibank Tender Option)
 5.30%, 01/07/96              15,570         15,570
King County, Washington
 Limited Tax General
 Obligation Water & Sewer
 Tender Option Bonds Series
 1994A (Citi-137)/
 (Citibank Tender Option)
 5.30%, 01/07/96              10,000         10,000
Washington State Public
 Power Supply System
 Nuclear Project Number 2
 Revenue Tender Option
 Bonds Series 1990C
 (Citi-145)/
 (FGIC Insurance, Escrowed
 to Maturity with
 Government Securities &
 Citibank Tender Option)
 5.30%, 01/07/96               5,000          5,000
                                             ------
                                             30,570
                                             ------
TOTAL VARIABLE RATE TENDER OPTION
 BONDS (Cost $88,850)                        88,850
                                             ------
VARIABLE RATE TENDER
 OPTION BOND
 PARTNERSHIPS--3.9%(a)(c)
CONNECTICUT--0.2%
Connecticut State General
 Obligation General Purpose
 Public Improvement Tender
 Option Bond Partnership
 Series 1991A (BTP-151)/
 (Bankers Trust Tender
 Option)
 5.20%, 01/07/96               7,365          7,365
                                             ------
GEORGIA--0.4%
Georgia State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1993B & 1993C
 (BTP-135)/(Bankers Trust
 Tender Option)
 5.20%, 01/07/96               3,865          3,865

SchwabFunds(R)                                                                17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Georgia State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1993B & 1993C
 (BTP-140)/(Bankers Trust
 Tender Option)
 5.20%, 01/07/96              $4,575        $ 4,575
Georgia State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1994B (BTP-148)/ (Bankers
 Trust Tender Option)
 5.20%, 01/07/96               7,100          7,100
                                             ------
                                             15,540
                                             ------
ILLINOIS--0.4%
Chicago, Illinois
 Metropolitan Water
 Reclamation District
 Greater Chicago General
 Obligation Tender Option
 Bond Partnership
 (Cook County) (BTP-71)/
 (Automated Data
 Processing, Inc. Tender
 Option)
 4.99%, 01/07/96               9,870          9,870
Chicago, Illinois School
 Finance Authority General
 Obligation School Finance
 Tender Option Bond
 Partnership (BTP-70)/
 (MBIA Insurance &
 Automated Data Processing,
 Inc. Tender Option)
 4.66%, 01/07/96               5,365          5,365
                                             ------
                                             15,235
                                             ------
MARYLAND--0.1%
Baltimore County, Maryland
 General Obligation
 Consolidated Public
 Improvement Tender Option
 Bond Partnership Series
 1991 (BTP-132)/
 (Bankers Trust
 Tender Option &
 Escrowed to Maturity with
 Government Securities)
 5.20%, 01/07/96               3,621          3,621
                                             ------
MINNESOTA--0.1%
Minnesota State Various
 Purpose Sports Health Club
 Tax Tender Option
 Bond Partnership
 (BTP-65)/(Automated Data
 Processing, Inc.
 Tender Option &
 Escrowed to Maturity with
 Government Securities)
 4.28%, 01/07/96               4,455          4,455
                                             ------

SOUTH CAROLINA--0.2%
South Carolina State
 Capital Improvement
 Revenue Refunding Tender
 Option Bond Partnership
 (BTP-147)/(Bankers Trust
 Tender Option)
 5.20%, 01/07/96               5,370          5,370
                                             ------
TEXAS--1.0%
Regents of the University
 of Texas Permanent
 University Fund Revenue
 Tender Option Bond
 Partnership Series 1992A
 (BTP-143)/ (Permanent
 University
 Fund Guaranty,
 Bankers Trust
 Tender Option &
 Escrowed to Maturity with
 Government Securities)
 5.20%, 01/07/96              10,685         10,685
Texas State General
 Obligation General Purpose
 Public Improvement Tender
 Option Bond Partnership
 Series 1993B/(BTP-116)
 (Bankers Trust Tender
 Option)
 4.69%, 01/07/96              10,170         10,170
Texas State Public Finance
 Authority General
 Obligation Tender Option
 Bond Partnership Series
 1994 (BTP-127)/ (Bankers
 Trust Tender Option)
 5.20%, 01/07/96              14,980         14,980
                                             ------
                                             35,835
                                             ------
VIRGINIA--0.4%
Chesterfield County,
 Virginia General
 Obligation Public
 Improvement and Refunding
 Tender Option Bond
 Partnership Series 1991
 (BTP-136)/ (Bankers Trust
 Tender Option)
 5.20%, 01/07/96               6,025          6,025
Fairfax County, Virginia
 Public Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1991A (BTP-131)/ (Bankers
 Trust Tender Option)
 5.20%, 01/07/96               7,146          7,146
                                             ------
                                             13,171
                                             ------

SchwabFunds(R)                                                                18
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
WASHINGTON--0.7%
King County, Washington
 Unlimited Tax General
 Obligation Tender Option
 Bond Partnership Series
 1993C (BTP-56)/ (Automated
 Data Processing, Inc.
 Tender Option)
 4.15%, 01/07/96              $6,365        $ 6,365
Washington State General
 Obligation Tender Option
 Bond Partnership Series
 1990 (BTP-152)/ (Bankers
 Trust Tender Option)
 5.20%, 01/07/96               5,655          5,655
Washington State Public
 Power Supply System
 Nuclear Project Number 2
 Revenue Refunding Tender
 Option Bond Partnership
 Series 1990C (BTP-130)/
 (Bankers Trust Tender
 Option) 5.25%, 01/07/96       5,740          5,740
Washington State Public
 Power Supply System
 Nuclear Project Number 2
 Revenue Refunding Tender
 Option Bond Partnership
 Series 1993B (BTP-137)/
 (Bankers Trust Tender
 Option) 5.25%, 01/07/96       6,685          6,685
                                            -------
                                             24,445
                                            -------
WISCONSIN--0.4%
Wisconsin State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership
 (BTP-62)/(Automated Data
 Processing, Inc.
 Tender Option &
 Escrowed to Maturity with
 Government Securities)
 4.25%, 01/07/96               4,500          4,500
Wisconsin State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1992A (BTP-142)/
 (Bankers Trust
 Tender Option &
 Escrowed to Maturity with
 Government Securities)
 5.20%, 01/07/96               9,480          9,480
                                            -------
                                             13,980
                                            -------
TOTAL VARIABLE RATE TENDER OPTION
 BOND PARTNERSHIPS (Cost $139,017)          139,017
                                            -------
CERTIFICATES OF PARTICIPATION--2.1%(b)
CALIFORNIA--2.1%
San Jose, California
 Certificates of Participation
 (Convention Center Project)/
 (Escrowed to Maturity with
 Government Securities)
 3.73%, 09/01/96              72,315         75,662
                                             ------
TOTAL CERTIFICATES OF PARTICIPATION
 (Cost $75,662)                              75,662
                                             ------
GENERAL OBLIGATIONS--4.5%(b)
ALASKA--0.3%
Anchorage, Alaska Unlimited
 General Obligation Bonds
 Series 1986/
 (FGIC Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.72%, 06/01/96               8,600          8,924
Valdez, Alaska Unlimited
 General Obligation Bonds
 Series 1990/ (MBIA
 Insurance)
 3.70%, 01/01/97               1,000          1,028
                                             ------
                                              9,952
                                             ------
ARKANSAS--0.1%
Arkansas State Unlimited
 General Obligation Bonds
 (College Savings)
 3.32%, 06/01/96               1,975          1,977
                                             ------
CONNECTICUT--0.0%
Connecticut State General
 Obligation Bonds Series
 1992B
 5.20%, 05/15/96               1,000          1,004
                                             ------
DELAWARE--0.1%
Delaware State General
 Obligation
 Bonds Series 1994A
 3.47%, 03/01/96               2,240          2,243
Delaware State General
 Obligation Bonds Series B/
 (Escrowed to Maturity with
 Government Securities)
 3.65%, 07/01/96               3,000          3,108
                                             ------
                                              5,351
                                             ------
FLORIDA--0.2%
Dade County, Florida School
 District General
 Obligation Bonds/(MBIA
 Insurance)
 3.70%, 08/01/96               5,450          5,548
Florida State Board of
 Education Capital Outlay
 General Obligation Bonds
 3.65%, 06/01/96               2,000          2,012
                                             ------
                                              7,560
                                             ------

SchwabFunds(R)                                                                19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
GEORGIA--0.3%
Chatham County, Georgia
 School District Unlimited
 General Obligation Bonds
 Series 1995B/ (FGIC
 Insurance)
 3.65%, 08/01/96             $ 1,160        $ 1,170
Clayton County, Georgia
 School District Unlimited
 General Obligation Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.70%, 10/01/96               1,335          1,370
Gwinnett County, Georgia
 School District General
 Obligation Bonds Series
 1995A
 3.78%, 02/01/96               7,035          7,043
                                             ------
                                              9,583
                                             ------
HAWAII--0.1%
Honolulu, Hawaii City and
 County Refunding and
 Improvement General
 Obligation Bonds Series
 1993B
 3.65%, 10/01/96               2,000          2,004
                                             ------
ILLINOIS--0.0%
Du Page, Illinois Water
 Commission General
 Obligation Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.70%, 03/01/96               1,000          1,026
                                             ------
KANSAS--0.7%
Wichita, Kansas General
 Obligation Bonds Renewal
 and Improvement Temporary
 Notes Series 186
 3.65%, 02/29/96              24,600         24,614
                                             ------
MASSACHUSETTS--0.3%
Massachusetts State
 Dedicated Income Tax
 Unlimited Tax General
 Obligation Bonds Series
 1990A/ (FGIC Insurance)
 4.30%, 06/01/96               5,000          5,059
Massachusetts State General
 Obligation Bonds Series
 1986/
 (Escrowed to Maturity with
 Government Securities)
 3.72%, 10/01/96               3,170          3,310
Massachusetts State General
 Obligation Bonds Series
 1990A/ (MBIA Insurance)
 3.63%, 06/01/96               3,000          3,044
                                             ------
                                             11,413
                                             ------
MINNESOTA--0.6%
Minneapolis, Minnesota
 Special School District
 General Obligation Bonds
 3.73%, 02/01/96               5,500          5,506
Minnesota State General
 Obligation Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.89%, 08/01/96               9,500          9,668
Minnesota State General
 Obligation Bonds
 Series 1995
 3.70%, 08/01/96               5,400          5,455
Minnesota State Unlimited
 General Obligation Bonds
 Series 1993
 3.70%, 08/01/96               1,000          1,007
                                             ------
                                             21,636
                                             ------
NEW MEXICO--0.1%
Albuquerque, New Mexico
 Municipal School District
 Number 12 General
 Obligation Bonds
 3.60%, 08/01/96               1,700          1,705
New Mexico State Capital
 Projects General
 Obligation Bonds
 3.75%, 08/01/96               2,000          2,000
                                             ------
                                              3,705
                                             ------
OHIO--0.1%
Columbus, Ohio Limited Tax
 General Obligation Bonds
 Series 1993A
 3.40%, 07/01/96               4,945          4,951
                                             ------
SOUTH CAROLINA--0.2%
South Carolina State
 Capital Improvement
 General Obligation Bonds
 Series 1995B-1
 3.70%, 08/01/96               6,400          6,474
                                             ------
TENNESSEE--0.0%
Tennessee State General
 Obligation Bonds Series
 1995A
 4.25%, 03/01/96               1,000          1,001
                                             ------
TEXAS--0.3%
Amarillo, Texas Independent
 School District Unlimited
 General Obligation Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.72%, 08/01/96               1,000          1,027
Dallas County, Texas
 Hospital District
 Refunding General
 Obligation Bonds
 4.05%, 02/15/96               1,500          1,502

SchwabFunds(R)                                                                20
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Dallas, Texas Equipment
 Acquisition Contractual
 Obligation General
 Obligation Bonds
 3.73%, 02/15/96             $ 3,405        $ 3,407
Dallas, Texas Limited
 General Obligation Bonds
 Series 1995
 3.75%, 02/15/96               2,750          2,757
Houston, Texas General
 Obligation Bonds Series C
 3.73%, 04/01/96               1,430          1,436
Tarrant County, Texas
 Limited General Obligation
 Bonds
 3.68%, 07/15/96               1,000          1,029
                                             ------
                                             11,158
                                             ------
VIRGINIA--0.1%
Fairfax County, Virginia
 Unlimited General
 Obligation Bonds
 Series 1989A/
 (Escrowed to Maturity with
 Government Securities)
 3.50%, 06/01/96               1,000          1,028
Fairfax County, Virginia
 Unlimited General
 Obligation Bonds
 Series 1989B/
 (Escrowed to Maturity with
 Government Securities)
 3.75%, 11/01/96               1,320          1,359
                                             ------
                                              2,387
                                             ------
WASHINGTON--0.8%
Washington State
 General Obligation Bonds
 Series 1986D/
 (Escrowed to Maturity with
 Government Securities)
 3.85%, 09/01/96              13,200         13,554
Washington State
 General Obligation Bonds
 Series 1990A
 3.60%, 02/01/96               2,000          2,004
Washington State
 General Obligation Bonds
 Series R-1992-C
 3.70%, 09/01/96               1,850          1,863
Washington State
 Motor Vehicles Fuel Tax
 Series 1995B
 3.68%, 06/01/96               1,495          1,503
Washington State
 Motor Vehicles Fuel Tax
 Unlimited General
 Obligation Bonds
 Series 1986E/
 (Escrowed to Maturity with
 Government Securities)
 3.65%, 09/01/96               1,000          1,028

Washington State
 Unlimited General
 Obligation Bonds Series
 R-1994-A
 3.60%, 08/01/96               4,000          4,002
Washington State
 Unlimited General
 Obligation Bonds Series
 R-1996-B
 3.62%, 04/01/96               4,005          4,008
                                            -------
                                             27,962
                                            -------
WISCONSIN--0.2%
Milwaukee, Wisconsin
 Metropolitan Sewer
 District Unlimited Tax
 General Obligation Bonds
 Series 1987A
 3.70%, 09/01/96               1,000          1,011
Milwaukee, Wisconsin
 Public Improvement
 Unlimited General
 Obligation Bonds Series
 1995CA
 3.28%, 06/15/96               1,000          1,004
Wisconsin State
 General Obligation Bonds
 Series 1995A
 3.65%, 05/01/96               2,410          2,432
Wisconsin State
 Unlimited General
 Obligation Bonds Series
 1992
 3.70%, 05/01/96               3,000          3,012
                                            -------
                                              7,459
                                            -------
TOTAL GENERAL OBLIGATIONS
 (Cost $161,217)                            161,217
                                            -------
MANDATORY PUT BONDS--3.1%(b)
CALIFORNIA--0.5%
California Higher
 Educational
 Loan Authority, Inc.
 Student Loan Revenue Bonds
 Series 1992B/ (SLMA LOC)
 3.90%, 07/01/96               5,000          5,000
California Higher
 Educational
 Loan Authority, Inc.
 Student Loan Revenue Bonds
 Series 1995E-5/ (SLMA LOC)
 4.25%, 06/01/96              11,700         11,700
                                            -------
                                             16,700
                                            -------
FLORIDA--0.1%
Orange County, Florida
 Industrial Development
 Authority Revenue Bonds
 (General Accident
 Insurance Co.
 of America Project)
 4.28%, 06/01/96               3,500          3,500
                                            -------

SchwabFunds(R)                                                                21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
ILLINOIS--0.6%
Chicago, Illinois
 General Obligation Tender
 Notes
 3.65%, 05/01/96             $22,600        $22,600
                                             ------
INDIANA--0.2%
Indiana State Housing
 Finance Authority Single
 Family Mortgage Housing
 Revenue Bonds Series 1994C
 4.00%, 07/01/96               3,500          3,500
Indiana State Housing
 Finance Authority Single
 Family Mortgage Housing
 Revenue Bonds Series 1994D
 3.90%, 07/01/96               4,700          4,700
                                             ------
                                              8,200
                                             ------
KENTUCKY--0.1%
Calvert City, Kentucky
 Industrial Development
 Revenue Refunding Bonds
 (SKW Alloys, Inc. Lease
 Rent) Series 87/
 (Bayerische Vereinsbank
 LOC)
 4.00%, 04/01/96               2,220          2,220
                                             ------
OREGON--0.3%
Klamath Falls, Oregon
 Electric Revenue Bonds
 (Salt Caves Hydro
 Electric) Series 1986E/
 (Escrowed to Maturity with
 Government Securities)
 4.40%, 05/01/96              10,000         10,000
                                             ------
TEXAS--0.8%
Greater East Texas
 Higher Education Student
 Loan Authority Student
 Loan Revenue Bonds
 Series 1992B/ (SLMA LOC)
 3.90%, 07/01/96              14,000         14,000
Greater East Texas
 Higher Education Student
 Loan Authority Student
 Loan Revenue Bonds Series
 1993B-2/ (SLMA LOC)
 4.10%, 06/01/96               6,500          6,500
Greater East Texas
 Higher Education Student
 Loan Authority Student
 Loan Revenue Bonds Series
 1995B/ (SLMA LOC)
 3.90%, 07/01/96              10,000         10,000
                                             ------
                                             30,500
                                             ------

VIRGINIA--0.3%
Harrisonburg, Virginia
 Redevelopment and Housing
 Authority
 Multi Family Housing
 Revenue Bonds
 (Rolling Brook
 Village Apts.)
 Series 1985A/
 (Guardian Savings &
 Loan Assoc. LOC)
 5.10%, 02/01/96              10,000         10,000
                                            -------
WASHINGTON--0.2%
Washington State Housing
 Finance Committee
 Adjustable Single Family
 Mandatory Put Bonds Series
 1995-1A-S
 4.10%, 06/01/96               5,785          5,785
                                            -------
TOTAL MANDATORY PUT BONDS (Cost
 $109,505)                                  109,505
                                            -------
OPTIONAL PUT BONDS--2.3%(b)
IDAHO--0.3%
Custer County, Idaho
 Pollution Control
 Revenue Bonds
 (Amoco Project)
 Series 1983
 3.80%, 04/01/96              11,500         11,500
                                            -------
MISSOURI--1.7%
Missouri State
 Environmental
 Improvement and Energy
 Resources Authority
 Pollution Control
 Revenue Bonds
 (Union Electric Co.)
 Series 1985A/ (Swiss Bank
 LOC)
 4.00%, 06/01/96              31,000         31,000
Missouri State
 Environmental
 Improvement and Energy
 Resources Authority
 Pollution Control
 Revenue Bonds
 (Union Electric Co.)
 Series 1985B/
 (Union Bank of
 Switzerland LOC)
 4.00%, 06/01/96              28,500         28,500
                                            -------
                                             59,500
                                            -------
NEW HAMPSHIRE--0.1%
New Hampshire Higher
 Education and Health
 Facilities Authority
 Revenue Bonds (Dartmouth
 College) Series 1985A-G
 4.10%, 06/01/96               3,000          3,000
                                            -------

SchwabFunds(R)                                                                22
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
TEXAS--0.1%
Yoakum County, Texas
 Industrial Development
 Authority Pollution
 Control Revenue Bonds
 (Amoco Project)
 3.75%, 05/01/96             $ 5,265        $ 5,265
                                             ------
WYOMING--0.1%
Carbon County, Wyoming
 Pollution Control Revenue
 Bonds (Amoco Project)
 Series 1985
 3.75%, 05/01/96               4,800          4,800
                                             ------
TOTAL OPTIONAL PUT BONDS (Cost
 $84,065)                                    84,065
                                             ------
REVENUE ANTICIPATION NOTES--0.6%(b)
ILLINOIS--0.4%
Illinois State Revenue
 Anticipation Notes Series
 1995-April, 1996
 3.70%, 04/12/96              15,000         15,033
                                             ------
OHIO--0.1%
Cleveland, Ohio City
 School District Special
 Obligation Revenue
 Anticipation Notes/ (AMBAC
 Insurance)
 3.60%, 06/01/96               3,000          3,007
                                             ------
WISCONSIN--0.1%
Milwaukee, Wisconsin
 Revenue Anticipation
 Notes Series A
 4.20%, 02/22/96               5,000          5,009
                                             ------
TOTAL REVENUE ANTICIPATION NOTES
 (Cost $23,049)                              23,049
                                             ------
REVENUE BONDS--4.0%(b)
ALASKA--0.3%
Anchorage, Alaska Electric
 Utilities Revenue Bonds
 (Secondary Lien) Series
 1986A/ (MBIA Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.70%, 06/01/96               8,770          9,083
                                             ------
ARIZONA--0.5%
Arizona State
 Transportation
 Board Excise Tax Revenue
 Bonds (Maricopa County
 Regulatory Area) Series A/
 (AMBAC Insurance)
 3.80%, 07/01/96              12,910         12,953

Arizona State
 Transportation
 Board Excise Tax Revenue
 Bonds (Maricopa County
 Regulatory Area) Series B/
 (AMBAC Insurance)
 3.80%, 07/01/96               2,470          2,478
Arizona State University
 Revenue Bonds Series 1988/
 (AMBAC Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.80%, 07/01/96               1,795          1,860
                                             ------
                                             17,291
                                             ------
CALIFORNIA--0.2%
Los Angeles County,
 California Transportation
 Commission Sales Tax
 Revenue Refunding Bonds
 Series A/(Escrowed
 to Maturity with
 Government Securities)
 3.65%, 07/01/96               1,000          1,039
Southern California Public
 Power Authority
 Transmission Revenue Bonds
 (Southern Transmission
 Project)/ (Escrowed to
 Maturity with Government
 Securities)
 3.80%, 07/01/96               5,015          5,262
                                             ------
                                              6,301
                                             ------
FLORIDA--0.1%
Florida State Municipal
 Power Agency Revenue
 Refunding Bonds (St. Lucie
 Project)/ (Escrowed to
 Maturity with Government
 Securities)
 3.65%, 10/01/96               1,000          1,044
Jacksonville, Florida
 Electric Authority Revenue
 Bonds Series 1988-3A/
 (Escrowed to Maturity with
 Government Securities)
 3.73%, 10/01/96               2,030          2,118
                                             ------
                                              3,162
                                             ------
HAWAII--0.1%
Hawaii State Department
 of Budget and Finance
 Special Purpose Mortgage
 Revenue Bonds (Kapiolani
 Medical Center for
 Women and Children)/
 (Escrowed to Maturity with
 Government Securities)
 3.73%, 07/01/96               3,900          4,051
                                             ------

SchwabFunds(R)                                                                23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
ILLINOIS--0.2%
Chicago, Illinois
 Waterworks Revenue
 Refunding Bonds/ (Escrowed
 to Maturity with
 Government Securities)
 3.65%, 11/01/96              $1,000        $ 1,037
Illinois State Sales
 Tax Revenue Bonds
 Series 1986B/
 (Escrowed to Maturity with
 Government Securities)
 4.00%, 06/15/96               5,500          5,698
Illinois State Toll
 Highway Authority
 Priority Revenue Bonds/
 (Escrowed to Maturity with
 Government Securities)
 4.00%, 01/01/96               1,000          1,020
                                             ------
                                              7,755
                                             ------
INDIANA--0.1%
Purdue University,
 Indiana University Student
 Fee Revenue Bonds Series
 1993J
 3.65%, 07/01/96               4,800          4,812
                                             ------
KENTUCKY--0.3%
Kentucky State Turnpike
 Authority Economic
 Development Road Revenue
 Bonds Series 1986A/
 (Escrowed to Maturity with
 Government Securities)
 3.65%, 07/01/96               1,000          1,040
 3.70%, 07/01/96               1,350          1,402
 3.80%, 07/01/96               8,600          8,923
                                             ------
                                             11,365
                                             ------
MARYLAND--0.1%
Maryland Department
 of Transportation
 Consolidated
 Transportation Revenue
 Refunding Bonds Series
 1991
 3.80%, 09/01/96               1,200          1,215
Washington, Maryland
 Suburban Sanitation
 District (Maryland Sewer
 Disposal) Revenue Bonds
 3.65%, 06/01/96                 600            609
                                             ------
                                              1,824
                                             ------
MINNESOTA--0.1%
Southern Minnesota
 Municipal Power Agency
 Power Supply System
 Revenue Bonds/
 (MBIA Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.44%, 01/01/96               1,000          1,020

University of Minnesota
 Refunding Revenue Bonds
 Series A/
 (Escrowed to Maturity with
 Government Securities)
 3.50%, 02/01/96               3,925          4,017
                                              -----
                                              5,037
                                              -----
NEW MEXICO--0.2%
New Mexico State
 Severence Tax Revenue
 Bonds Series 1995B
 3.80%, 07/01/96               3,110          3,136
New Mexico State
 Severence Tax Revenue
 Refunding Bonds Series
 1992B (d)
 3.50%, 07/01/96               1,000          1,008
Santa Fe, New Mexico
 Single Family Mortgage
 Revenue Bonds (FNMA/GNMA
 Mortgage Backed Securities
 Project) Series 1995B/
 (FGIC Insurance)
 4.00%, 11/15/96               3,000          3,000
                                              -----
                                              7,144
                                              -----
NEW YORK--0.2%
Metropolitan Transportation
 Authority, New York
 Revenue Bonds Series
 1986F/(Escrowed
 to Maturity with
 Government Securities)
 3.70%, 07/01/96               8,445          8,799
                                              -----
NORTH DAKOTA--0.0%
Fargo, North Dakota
 Sales Tax Revenue
 Refunding Bonds/ (AMBAC
 Insurance)
 3.85%, 07/01/96                 710            714
                                              -----
PENNSYLVANIA--0.2%
Pennsylvania State Turnpike
 Commission Revenue Bonds
 Series 1986A/
 (Escrowed to Maturity with
 Government Securities)
 3.67%, 12/01/96               6,865          7,254
                                              -----
RHODE ISLAND--0.0%
Rhode Island Depositors
 Economic Protection Corp.
 Special Obligation Revenue
 Bonds Series A/
 (MBIA Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.90%, 08/01/96               1,400          1,454
                                              -----

SchwabFunds(R)                                                                24
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
SOUTH CAROLINA--0.1%
South Carolina State
 Public Service Authority
 Expansion Revenue
 Refunding Bonds/ (Escrowed
 to Maturity with
 Government Securities)
 3.80%, 07/01/96             $ 2,695        $ 2,829
                                             ------
TEXAS--1.2%
Harris County, Texas
 Hospital District Mortgage
 Revenue Bonds/ (Escrowed
 to Maturity with
 Government Securities)
 3.52%, 04/01/96              23,000         23,734
Houston, Texas
 Water & Sewer System
 Revenue Exchange Prior
 Lien Revenue Bonds
 Series 1986A/
 (Escrowed to Maturity with
 Government Securities)
 3.65%, 12/01/96                 300            315
San Antonio, Texas
 Electric & Gas Revenue
 Refunding Bonds
 Series 1986A/
 (Escrowed to Maturity with
 Government Securities)
 4.25%, 02/01/96               2,150          2,190
San Antonio, Texas
 Electric & Gas Revenue
 Refunding Bonds
 Series 1985B/
 (Escrowed to Maturity with
 Government Securities)
 3.70%, 02/01/96              10,000         10,198
San Antonio, Texas
 Electric & Gas Revenue
 Refunding Bonds
 Series 1991A
 4.25%, 02/01/96               3,000          3,004
Trinity River Authority,
 Texas Regional
 Wastewater System
 Revenue Refunding Bonds
 Series A/ (AMBAC
 Insurance)
 3.80%, 08/01/96               1,500          1,504
University of Texas
 Constitutional
 Appropriation Revenue
 Bonds Series 1995(d)
 3.50%, 08/15/96               1,115          1,118
                                             ------
                                             42,063
                                             ------
VIRGINIA--0.0%
Henrico County, Virginia
 Water & Sewer Revenue
 Refunding Bonds
 Series 1986/
 (Escrowed to Maturity with
 Government Securities)
 3.70%, 05/01/96               1,055          1,090
                                             ------

WASHINGTON--0.0%
Seattle, Washington
 Municipal Metropolitan
 Seattle Sewer Revenue
 Bonds Series 1988R2/
 (Escrowed to Maturity with
 Government Securities)
 3.70%, 01/01/96                 750            765
                                            -------
WISCONSIN--0.1%
Wisconsin State
 Clean Water Revenue Bonds
 Series 1991-1
 3.70%, 06/01/96               1,690          1,704
                                            -------
TOTAL REVENUE BONDS (Cost $144,497)
                                            144,497
                                            -------
TAX ANTICIPATION NOTES--0.8%(b)
NEW YORK--0.2%
New York City, New York
 Tax Anticipation Notes
 Series 1995-1996A
 3.60%, 02/15/96               4,500          4,505
South Huntington, New York
 Unified School District
 Tax Anticipation Notes
 Series 1995-1996
 3.64%, 06/28/96               3,850          3,861
                                            -------
                                              8,366
                                            -------
OREGON--0.4%
Lane County, Oregon Tax
 Anticipation Notes Series
 1995-1996
 3.88%, 06/28/96               3,500          3,510
Multnomah County, Oregon
 School District Number 1J
 Portland Tax Anticipation
 Notes
 3.65%, 05/30/96              10,500         10,546
                                            -------
                                             14,056
                                            -------
SOUTH CAROLINA--0.2%
Charleston County, South
 Carolina School District
 Tax Anticipation Notes
 Series 1995-1996
 3.75%, 04/15/96               8,300          8,317
                                            -------
TOTAL TAX ANTICIPATION NOTES (Cost
 $30,739)                                    30,739
                                            -------
TAX AND REVENUE ANTICIPATION NOTES--6.0%(b)
CALIFORNIA--3.6%
California School Cash
 Reserve Program Authority
 Pooled Tax and Revenue
 Anticipation Notes Series
 1995A/ (MBIA Insurance)
 3.75%, 07/03/96              56,500         56,774

SchwabFunds(R)                                                                25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Fullerton, California
 Joint Unified
 High School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-1996
 3.80%, 11/14/96             $ 3,725        $ 3,747
Kern County, California
 High School District
 Tax and Revenue
 Anticipation Notes Series
 1995-1996
 4.05%, 09/19/96              20,000         20,096
Los Angeles County,
 California Tax and Revenue
 Anticipation Notes Series
 1995-96/(Multiple Credit
 Enhancements)
 3.83%, 07/01/96               1,500          1,505
 3.68%, 07/01/96               1,200          1,204
Pleasanton, California
 Unified School District
 Tax and Revenue
 Anticipation Notes Series
 1995-1996
 4.00%, 07/05/96               4,030          4,045
San Francisco, California
 Unified School District
 Tax and Revenue
 Anticipation Notes Series
 1995-96
 3.89%, 07/25/96              10,000         10,033
San Joaquin County,
 California Tax and Revenue
 Anticipation Notes Series
 1995-1996
 3.97%, 10/15/96              30,000         30,121
                                            -------
                                            127,525
                                            -------
IOWA--0.7%
Iowa School Corp.
 Warrant Certificates
 Iowa School Cash
 Anticipation Program
 Series 1995A/(Capital
 Guaranty Insurance)
 3.85%, 06/28/96              25,000         25,106
                                            -------
TEXAS--1.4%
Texas State Tax and Revenue
 Anticipation Notes Series
 1995-1996A
 4.05%, 08/30/96              24,000         24,107
 3.95%, 08/30/96               8,190          8,232
 3.94%, 08/30/96               1,000          1,005
 3.90%, 08/30/96               3,000          3,016
 3.73%, 08/30/96              13,000         13,080
                                            -------
                                             49,440
                                            -------

WISCONSIN--0.3%
Kenosha, Wisconsin
 Tax and Revenue
 Anticipation Notes
 3.78%, 06/28/96               4,500          4,510
Wisconsin State Operating
 Tax and Revenue
 Anticipation Notes
 3.50%, 06/17/96               5,000          5,021
                                            -------
                                              9,531
                                            -------
TOTAL TAX AND REVENUE ANTICIPATION
 NOTES
 (Cost $211,602)                            211,602
                                            -------
TAX-EXEMPT COMMERCIAL PAPER--12.4%(b)
ARIZONA--1.5%
Maricopa County, Arizona
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (Southern California
 Edison Co. Palo Verde
 Project) Series 1985B
 3.80%, 02/12/96               6,450          6,450
 3.85%, 02/26/96               5,000          5,000
Maricopa County, Arizona
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (Southern California
 Edison Co. Palo Verde
 Project) Series 1985C
 3.85%, 02/08/96               6,250          6,250
 3.50%, 02/08/96               5,500          5,500
 3.80%, 02/12/96               3,100          3,100
 3.75%, 02/14/96               6,450          6,450
Maricopa County, Arizona
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (Southern California
 Edison Co. Palo Verde
 Project) Series 1985G
 3.85%, 02/26/96               4,000          4,000
Salt River, Arizona
 Agricultural Improvement
 Program/(Multiple Credit
 Enhancements)
 3.75%, 01/12/96              15,200         15,200
                                            -------
                                             51,950
                                            -------
COLORADO--1.1%
Denver, Colorado City and
 County Airport System
 Revenue Bonds (Denver
 International Airport)
 Series 1990B/ (Sumitomo
 Bank LOC)
 4.05%, 02/15/96               7,520          7,520

SchwabFunds(R)                                                                26
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Denver, Colorado City and
 County Airport System
 Revenue Bonds (Denver
 International Airport)
 Series 1990C/ (Sumitomo
 Bank LOC)
 4.00%, 02/08/96             $15,000        $15,000
Platte River, Colorado
 Power Authority
 Adjustable Tender
 Electric Secondary
 Lien Bonds Series S-1/
 (Morgan Guaranty
 Trust LOC)
 3.75%, 02/07/96               1,800          1,800
 3.75%, 02/08/96              15,000         15,000
                                             ------
                                             39,320
                                             ------
GEORGIA--1.5%
Burke County, Georgia
 Development Authority
 Pollution Control
 Revenue Bonds
 (Oglethorpe Power
 Project) 1st Series 1989/
 (Credit Suisse LOC)
 3.85%, 02/08/96               4,300          4,300
 3.80%, 02/08/96               2,700          2,700
 3.45%, 02/08/96               1,400          1,400
 3.75%, 02/15/96               7,500          7,500
 3.75%, 02/26/96               2,000          2,000
 3.75%, 02/27/96              11,500         11,500
 3.70%, 02/27/96              22,700         22,700
                                             ------
                                             52,100
                                             ------
KANSAS--0.4%
Burlington, Kansas
 Pollution Control
 Revenue Refunding Bonds
 (Kansas City Power &
 Light) Series 1987A/
 (Toronto-Dominion Bank LOC)
 3.75%, 02/15/96              12,150         12,150
Burlington, Kansas
 Pollution Control
 Revenue Refunding Bonds
 (Kansas City Power &
 Light) Series 1987B/
 (Deutsche Bank LOC)
 3.80%, 02/07/96               2,200          2,200
                                             ------
                                             14,350
                                             ------
KENTUCKY--0.1%
Pendleton County, Kentucky
 Multiple County Lease
 Revenue Bonds (Kentucky
 Association of Counties
 Lease Program) Series
 1989/ (Commonwealth Bank
 of Australia LOC)
 3.70%, 02/08/96               2,300          2,300
                                             ------

LOUISIANA--2.0%
Louisiana State Adjustable
 Tender General Obligation
 Refunding Bonds Series
 1991A/(Credit Local de
 France & Fuji Bank LOC)
 3.85%, 02/08/96               4,275          4,275
 3.80%, 02/13/96               2,500          2,500
 3.75%, 02/14/96               4,745          4,745
 3.80%, 02/26/96              11,000         11,000
Louisiana State Pollution
 Control Revenue Refunding
 Bonds (St. James
 Parish/Texaco Project)
 Series 1988B
 3.65%, 02/09/96              48,900         48,900
Louisiana State Pollution
 Control Revenue Refunding
 Bonds (St. James
 Parish/Texaco Project)
 Series 1988C
 3.65%, 02/09/96               1,000          1,000
                                             ------
                                             72,420
                                             ------
MASSACHUSETTS--0.3%
Massachusetts Water
 Resource Authority
 Commercial Paper Series
 1995/(Morgan Guaranty
 Trust LOC)
 3.75%, 02/22/96               9,400          9,400
                                             ------
MICHIGAN--0.9%
Michigan State Building
 Authority Commercial Paper
 Notes Series 1/ (Canadian
 Imperial Bank of Commerce
 LOC)
 4.10%, 01/16/96              33,600         33,600
                                             ------
MINNESOTA--0.2%
Rochester, Minnesota
 Adjustable Tender Health
 Care Facility Revenue
 Bonds (Mayo Foundation/
 Mayo Medical Center)
 Series 1988E/
 (Credit Suisse SBPA)
 3.70%, 02/14/96               3,100          3,100
Rochester, Minnesota
 Adjustable Tender Health
 Care Facility Revenue
 Bonds (Mayo Foundation/
 Mayo Medical Center)
 Series 1992A
 3.75%, 02/15/96               3,000          3,000
Rochester, Minnesota
 Adjustable Tender Health
 Care Facility Revenue
 Bonds (Mayo Foundation/
 Mayo Medical Center)
 Series 1992C
 3.45%, 03/07/96               1,550          1,550
                                             ------
                                              7,650
                                             ------

SchwabFunds(R)                                                                27
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
NEW YORK--0.1%
New York City, New York
 Municipal Water Finance
 Authority Tax-Exempt
 Commercial Paper/ (Credit
 Suisse LOC)
 3.75%, 02/08/96             $ 5,000        $ 5,000
                                             ------
NORTH CAROLINA--1.7%
North Carolina Eastern
 Municipal Power Agency
 Power System Revenue Bonds
 Series 1988B/ (Union Bank
 of Switzerland & Morgan
 Guaranty Trust LOC)
 3.70%, 02/07/96              20,500         20,500
 3.75%, 02/26/96               5,400          5,400
North Carolina Eastern
 Municipal Power Agency
 Tax-Exempt Commercial
 Paper/(Industrial Bank of
 Japan LOC)
 3.80%, 02/07/96              24,321         24,321
 3.60%, 02/08/96               9,824          9,824
 3.55%, 02/08/96               2,500          2,500
                                             ------
                                             62,545
                                             ------

TEXAS--2.6%
Lower Colorado River
 Authority Tax-Exempt
 Commercial Paper Series
 B/(Morgan Guaranty Trust
 Revolving Credit Agreement
 3.80%, 02/14/96              15,800         15,800
Texas Municipal Power
 Agency Commercial
 Paper/(Bank of America,
 Canadian Imperial Bank of
 Commerce & Morgan Guaranty
 Trust Revolving Credit
 Agreement)
 3.80%, 01/11/96              49,025         49,025
Texas State Tax-Exempt
 Commercial Paper Series
 1995
 3.35%, 08/12/96              30,000         30,000
                                         ----------
                                             94,825
                                         ----------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
 (Cost $445,460)                            445,460
                                         ----------
TOTAL INVESTMENTS--100.0%
 (Cost $3,586,104)                       $3,586,104
                                         ==========

              See accompanying Notes to Schedules of Investments.

SchwabFunds(R)                                                                28
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
VARIABLE RATE
 OBLIGATIONS--52.2%(a)
ABAG Finance Authority for
 Nonprofit Organizations
 Certificates of
 Participation
 (Lucile Salter Packard
 Project)/(AMBAC Insurance
 & Industrial
 Bank of Japan LOC)
 5.00%, 01/07/96             $ 4,000        $ 4,000
Alameda County, California
 Industrial Development
 Authority Industrial
 Revenue Bonds (Aitchison
 Family Project)
 Series 1993A/
 (Wells Fargo Bank LOC)
 5.45%, 01/07/96               2,920          2,920
Alameda County, California
 Industrial Development
 Authority Industrial
 Revenue Bonds (Scientific
 Technology Project) Series
 1994A/(Banque Nationale de
 Paris LOC)
 5.45%, 01/07/96               3,000          3,000
Anaheim, California
 Certificates of
 Participation (Anaheim
 Memorial Hospital Assoc.
 Project)/ (AMBAC Insurance
 & Industrial Bank of
 Japan SBPA)
 5.30%, 01/07/96              26,820         26,820
Anaheim, California
 Certificates of
 Participation (Police
 Facility Financing
 Project)/(AMBAC Insurance
 & Industrial
 Bank of Japan SBPA)
 5.25%, 01/07/96               1,550          1,550
Anaheim, California Housing
 Authority Multi Family
 Housing Revenue Bonds
 (Heritage Village
 Apartments Project) Series
 1992A/(Multiple Credit
 Enhancements)
 4.70%, 01/07/96               3,385          3,385
Big Bear Lake, California
 Industrial Development
 Revenue Certificates of
 Participation (Southwest
 Gas Corp. Project) Series
 A/(Union Bank of
 Switzerland LOC)
 5.05%, 01/07/96              12,500         12,500
California Educational
 Facilities Authority
 Revenue Bonds
 (California Institute of
 Technology) Series 1994
 4.60%, 01/07/96              16,300         16,300
California Health
 Facilities Financing
 Authority
 Revenue Bonds
 (Adventist Health System--
 Sutter Health)
 Series 1991A/
 (Toronto-Dominion Bank LOC)
 4.85%, 01/07/96               1,000          1,000

California Health
 Facilities Financing
 Authority Revenue Bonds
 (Childrens Hospital
 Project) Series 1991/
 (MBIA Insurance &
 Swiss Bank SBPA)
 4.75%, 01/07/96               9,900          9,900
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Huntington Memorial
 Hospital) Series 1985/
 (Morgan Guaranty
 Trust LOC)
 4.90%, 01/07/96               9,600          9,600
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Kaiser Permanente
 Project) Series 1993A
 4.90%, 01/07/96               8,200          8,200
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Kaiser Permanente
 Project) Series 1993B
 4.90%, 01/07/96               1,600          1,600
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Saint Joseph's Hospital)
 Series 1985B
 5.90%, 01/01/96               1,000          1,000
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Scripps Memorial
 Hospital) Series 1985B/
 (MBIA Insurance &
 Morgan Guaranty
 Trust SBPA)
 4.95%, 01/07/96              15,120         15,120
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Scripps Memorial
 Hospital) Series 1991A/
 (MBIA Insurance &
 Morgan Guaranty
 Trust SBPA)
 4.95%, 01/07/96               1,100          1,100
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Scripps Memorial
 Hospital) Series 1991B/
 (MBIA Insurance &
 Swiss Bank SBPA)
 4.75%, 01/07/96              13,900         13,900

SchwabFunds(R)                                                                29
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
California Health
 Facilities Financing
 Authority Revenue Bonds
 (St. Francis Hospital)
 Series 1995F/
 (MBIA Insurance &
 Rabobank Nederland N.V.
 SBPA)
 4.85%, 01/07/96             $30,000        $30,000
California Health
 Facilities Financing
 Authority Revenue Bonds
 Pooled Loan Program
 Series 1985B/
 (FGIC Insurance &
 FGIC SPA)
 4.95%, 01/07/96               2,000          2,000
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Burney Forest Products
 Project) Series
 1988A/(National
 Westminster Bank LOC)
 5.95%, 01/01/96               1,000          1,000
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Burney Forest Products
 Project) Series
 1989A/(National
 Westminster Bank LOC)
 5.95%, 01/01/96                 200            200
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Reynolds Metals Co.
 Project) Series 1985/
 (National Westminster Bank
 LOC)
 5.10%, 01/07/96               1,300          1,300
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southdown, Inc. Project)
 Series B/(Societe
 Generale LOC)
 4.20%, 01/08/96               3,900          3,900
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986A
 5.40%, 01/01/96               6,700          6,700
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986C
 5.40%, 01/01/96                 100            100
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986D
 5.40%, 01/01/96               1,300          1,300

California Pollution
 Control Financing
 Authority Resource
 Recovery Revenue Bonds
 (Sanger Project) Series
 1990A/ (Credit Suisse LOC)
 5.05%, 01/07/96               9,200          9,200
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Athens Disposal Company
 Project) Series 1995A/
 (Wells Fargo Bank LOC)
 5.20%, 01/07/96              10,000         10,000
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Burrtec Waste Industries
 Project) Series 1995A/
 (Union Bank LOC)
 5.25%, 01/07/96               4,000          4,000
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Colmac Energy Project)
 Series 1990A/ (Swiss Bank
 LOC)
 5.05%, 01/07/96              12,900         12,900
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Colmac Energy Project)
 Series 1990B/ (Swiss Bank
 LOC)
 5.05%, 01/07/96               8,900          8,900
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Colmac Energy Project)
 Series 1990C/ (Swiss Bank
 LOC)
 5.05%, 01/07/96              10,000         10,000
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Contra Costa Services)
 Series 1995A/ (Bank of
 America LOC)
 5.15%, 01/07/96               4,500          4,500
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Shell Oil Co. Martinez
 Project) Series 1994A
 6.05%, 01/01/96               1,000          1,000
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Taormina Industries
 Project) Series
 1994B/(Sanwa
 Bank LOC)
 5.40%, 01/07/96              11,000         11,000

SchwabFunds(R)                                                                30
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
California Statewide
 Community Development
 Authority Apartment
 Development Revenue Bonds
 Series 1995-A3/ (FNMA LOC)
 4.90%, 01/07/96             $10,000        $10,000
California Statewide
 Community Development
 Authority Hospital Revenue
 Bonds Certificates of
 Participation (Sutter
 Health Obligation Group)/
 (AMBAC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.90%, 01/01/96               1,100          1,100
California Statewide
 Community Development
 Authority Revenue
 Bonds Certificates of
 Participation (Kaiser
 Foundation Hospitals)
 4.90%, 01/07/96              10,000         10,000
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (13th I
 Associates Project)/
 (Union Bank LOC)
 5.30%, 01/07/96               5,540          5,540
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (ARM Inc. Project)
 Series 1994A/
 (Bank of Tokyo LOC)
 5.35%, 01/07/96                 675            675
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Aerostar
 Properties Project)/
 (Union Bank LOC)
 5.40%, 01/07/96               5,095          5,095
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue Bonds
 (Agricultural Products
 Inc. Project)/ (Union Bank
 LOC)
 5.55%, 01/07/96               1,440          1,440
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue Bonds
 (Development Industries)
 Series 1994A/ (Bank of
 Tokyo LOC)
 5.35%, 01/07/96               1,640          1,640

California Statewide
 Community Development
 Corp. Industrial
 Development Revenue Bonds
 (Industrial Dynamics Co.
 Project)/ (Union Bank LOC)
 5.55%, 01/07/96               5,190          5,190
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Lorber Industries
 of California Project)/
 (Union Bank LOC)
 5.55%, 01/07/96               1,050          1,050
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Pacific
 Handy Cutter
 Products Project)/
 (Union Bank LOC)
 5.55%, 01/07/96               1,210          1,210
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Pacific Scientific
 Project) Series 1989/
 (Bank of California LOC)
 5.25%, 01/07/96               5,125          5,125
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Packaging
 Innovation Project)
 Series 1994A/
 (Bank of Tokyo LOC)
 5.35%, 01/07/96               2,440          2,440
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (The Diamond
 Foods Project)
 Series 1991/
 (Union Bank LOC)
 5.55%, 01/07/96               1,465          1,465
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Z-Nix Co., Inc.
 Project)/(Union Bank LOC)
 5.55%, 01/07/96                 920            920
California Statewide
 Community Development
 Corp. Revenue
 Bonds (ORA
 Real Estate Project)
 Series 1995D/
 (Union Bank LOC)
 5.35%, 01/07/96               3,000          3,000

SchwabFunds(R)                                                                31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Carlsbad, California Multi
 Family Housing Revenue
 Refunding Bonds
 Certificates of
 Participation (La Costa
 Apartment Project) Series
 1993A/ (Bank of America
 LOC)
 4.80%, 01/07/96             $ 4,920        $ 4,920
Concord, California Multi
 Family Housing Mortgage
 Revenue Bonds (Bel Air
 Apartments Project)
 Series 1986A/
 (Bank of America LOC)
 5.00%, 01/07/96               3,000          3,000
Contra Costa, California
 Multi Family Housing
 Mortgage Revenue Bonds (El
 Cerrito Project) Series A/
 (Bank of America LOC)
 5.00%, 01/07/96                 980            980
Contra Costa, California
 Transportation Authority
 Sales Tax Revenue Bonds
 Series 1993A/
 (FGIC Insurance &
 FGIC SPA)
 4.90%, 01/07/96              30,300         30,300
Duarte, California
 Redevelopment Agency
 Certificates of
 Participation (Johnson
 Duarte Partners Project)
 Series 1984B/ (Bank of
 America LOC)
 4.90%, 01/07/96               1,600          1,600
Duarte, California
 Redevelopment Agency
 Certificates of
 Participation (Piken
 Duarte Partners Project)
 Series 1984A/ (Bank of
 America LOC)
 4.90%, 01/07/96               4,250          4,250
Emeryville, California
 Redevelopment Agency Multi
 Family Housing Revenue
 Bonds (Emery Bay
 Apartments II Project)
 Series 1991A/
 (Bank of America LOC)
 4.90%, 01/07/96               6,000          6,000
Encinitas, California Multi
 Family Housing Revenue
 Refunding Bonds
 (Torrey Pines Project)
 Series A/
 (Bank of America LOC)
 4.80%, 01/07/96               8,100          8,100
Foothill Eastern
 Transportation Corridor
 Agency, California Toll
 Road Revenue Bonds
 Series 1995D/
 (Industrial Bank of
 Japan LOC)
 5.00%, 01/07/96               1,000          1,000

Fremont, California Multi
 Family Housing Revenue
 Refunding Certificates of
 Participation (Amber Court
 Apartments Project)
 Series 1990A/
 (Bank of Tokyo LOC)
 5.30%, 01/07/96              10,380         10,380
Fresno, California Multi
 Family Mortgage Revenue
 Bonds (Oak Cornelia
 Apartments Project) Series
 1985A/(First Interstate
 Bank of California LOC)
 5.10%, 01/07/96              25,265         25,265
Glenn, California
 Industrial Development
 Authority Revenue Bonds
 (Land 'O Lakes Project)/
 (Sanwa Bank LOC)
 5.60%, 01/07/96               1,900          1,900
Grand Terrace, California
 Community Redevelopment
 Agency Multi Family
 Housing Revenue Bonds
 (Mount Vernon Villas
 Project) Series 1985A/
 (Industrial Bank of
 Japan LOC)
 5.20%, 01/07/96               1,865          1,865
Irvine Ranch, California
 Water District
 Consolidated District
 Numbers 102,103,105,106
 Revenue Refunding Bonds/
 (Commerzbank AG LOC)
 5.90%, 01/01/96               4,300          4,300
Irvine Ranch, California
 Water District
 Consolidated District
 Numbers 105,250,290
 Revenue Refunding Bonds
 Series 1991/(National
 Westminster Bank LOC)
 5.90%, 01/01/96               1,200          1,200
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 1985A-2/ (Sumitomo Bank
 LOC)
 5.90%, 01/01/96                 100            100
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 1985A-3/ (Sumitomo Bank
 LOC)
 5.90%, 01/01/96               1,400          1,400
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 1985B-1/ (Sumitomo Bank
 LOC)
 6.10%, 01/01/96                 100            100

SchwabFunds(R)                                                                32
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding
 Bonds Series 1993A/
 (Bank of America LOC)
 6.00%, 01/01/96              $1,200         $1,200
Irvine, California
 Improvement Bond Act 1915
 Revenue Bonds (Special
 Assessment District
 No. 94-15)/(Dai-Ichi
 Kangyo Bank LOC)
 5.90%, 01/01/96                 500            500
Kern County, California
 Certificates of
 Participation (Kern Public
 Facilities Project)
 Series A/
 (Sanwa Bank LOC)
 4.85%, 01/07/96                 200            200
Lancaster, California
 Redevelopment Agency Multi
 Family Revenue Bonds
 (Woodcreek Garden
 Apartments Project) Series
 1985J/ (Bank of Tokyo LOC)
 5.10%, 01/07/96               8,400          8,400
Livermore, California Multi
 Family Housing Revenue
 Refunding Bonds (Arbors
 Apartment Project)
 Series 1991A/
 (Bank of Tokyo LOC)
 5.30%, 01/07/96               9,255          9,255
Livermore, California Multi
 Family Housing Revenue
 Refunding Bonds
 (Diablo Vista
 Apartments Project)
 Series 1990A/
 (Union Bank LOC)
 5.30%, 01/07/96               6,950          6,950
Los Angeles County,
 California Certificates of
 Participation Adjustable
 Convertible Extendable
 Securities (Los Angeles
 County Museum of
 Art Project)
 Series 1985A/
 (Bank of America LOC)
 4.85%, 01/07/96               3,800          3,800
Los Angeles County,
 California Certificates of
 Participation Adjustable
 Convertible Extendable
 Securities (Los Angeles
 County Museum of
 Art Project)
 Series 1985B/
 (Bank of America LOC)
 4.85%, 01/07/96               3,500          3,500

Los Angeles County,
 California Metropolitan
 Transportation Authority
 General Revenue Bonds
 (Union Station Project)
 Series 1985A/
 (FSA Insurance &
 Societe Generale SBPA)
 4.75%, 01/07/96              33,100         33,100
Los Angeles County,
 California Multi Family
 Mortgage Revenue Refunding
 Bonds (Casden Community
 Complex) Series 1991C/
 (FHLB LOC)
 4.80%, 01/07/96               3,200          3,200
Los Angeles County,
 California Multi Family
 Mortgage Revenue Refunding
 Bonds (Valencia Village
 Project) Series 1984C/
 (Industrial Bank of Japan
 LOC)
 5.35%, 01/07/96                 900            900
Los Angeles County,
 California Transportation
 Commission Sales Tax
 Revenue Refunding Bonds
 Series 1992A/
 (FGIC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.10%, 01/07/96               9,700          9,700
Los Angeles, California
 Community Redevelopment
 Agency Certificates of
 Participation (Baldwin
 Hills Public Parking
 Project) Series B/
 (Wells Fargo Bank LOC)
 4.85%, 01/07/96              10,700         10,700
Los Angeles, California
 Community Redevelopment
 Agency Certificates of
 Participation (Broadway
 Springs Center Project)
 Series 1987/
 (Bank of America LOC)
 4.90%, 01/07/96              10,900         10,900
Los Angeles, California
 Multi Family Housing
 Revenue Bonds (Poinsettia
 Apartments Project)
 Series 1989A/
 (Dai-Ichi Kangyo
 Bank LOC)
 5.35%, 01/07/96               9,600          9,600
Marin County, California
 Housing Authority
 Multi Family Housing
 Revenue Bonds
 (Crest Marin II
 Apartments Project)
 Series 1989A/
 (Dai-Ichi Kangyo
 Bank LOC)
 5.45%, 01/07/96               7,200          7,200

SchwabFunds(R)                                                                33
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Modesto, California
 High School District and
 Modesto City School
 District Certificates of
 Participation (Capital
 Facilities Project)
 Series 1991/
 (Mitsubishi Bank LOC)
 5.00%, 01/07/96              $3,700         $3,700
Monterey County, California
 Financing Authority
 Revenue Bonds (Reclamation
 & Distribution Projects)/
 (Dai-Ichi Kangyo
 Bank LOC)
 5.30%, 01/07/96               5,000          5,000
Moorpark, California Multi
 Family Housing Revenue
 Refunding Bonds (Le Club
 Apartments Project) Series
 A/(Citibank LOC)
 4.80%, 01/07/96               6,000          6,000
Oakland, California
 Economic Development
 Revenue Refunding Bonds
 (Leamington Hotel Project)
 Series 1994A/ (First
 Interstate Bank of
 California LOC)
 4.90%, 01/07/96               4,250          4,250
Oakland, California Health
 Facilities Revenue Bonds
 Certificates of
 Participation (Children's
 Hospital Project) Series
 1988A/ (Banque Nationale
 de Paris LOC)
 4.95%, 01/07/96               3,300          3,300
Ontario, California
 Redevelopment Agency Multi
 Family Housing Revenue
 Refunding Bonds
 Series 1991A/
 (FHLB LOC)
 4.80%, 01/07/96               4,492          4,492
Orange County, California
 Apartment Development
 Revenue Refunding Bonds
 (Jess L. Frost Project)
 Series 1985B/
 (Wells Fargo Bank LOC)
 5.40%, 01/07/96               8,200          8,200
Orange County, California
 Certificates of
 Participation (Florence
 Crittenton Services
 Project) Series 1990/
 (Swiss Bank LOC)
 5.00%, 01/07/96               6,900          6,900

Orange County, California
 Municipal Water District
 Water Facilities Corp.
 Certificates of
 Participation/
 (Barclays Bank &
 National Westminster
 Bank LOC)
 5.20%, 01/07/96              31,225         31,225
Orange County, California
 Various Sanitation
 Districts Certificates of
 Participation (Capital
 Improvement Programs)
 Series 1990-92C/
 (FGIC Insurance &
 FGIC SPA)
 6.00%, 01/01/96               7,800          7,800
Orange County, California
 Various Sanitation
 Districts Certificates of
 Participation Series
 1990-92A/
 (National Westminster
 Bank LOC)
 5.90%, 01/01/96              12,500         12,500
Orange County, California
 Water District
 Certificates of
 Participation Sanitation
 Districts #1,2,3/
 (AMBAC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.05%, 01/07/96              11,600         11,600
Panama Buena Vista,
 California Unified School
 District Certificates of
 Participation (1994
 Capital Improvement
 Financing Project)/(Bank
 of California LOC)
 5.45%, 01/07/96               4,000          4,000
Riverside County,
 California Certificates of
 Participation (Riverside
 County Public
 Facility Project)
 Series 1985A/
 (Sanwa Bank LOC)
 4.80%, 01/07/96               8,800          8,800
Riverside County,
 California Certificates of
 Participation (Riverside
 County Public
 Facility Project)
 Series 1985B/
 (Sanwa Bank LOC)
 5.00%, 01/07/96                 100            100
Riverside County,
 California Certificates of
 Participation (Riverside
 County Public
 Facility Project)
 Series 1985C/
 (Sanwa Bank LOC)
 5.00%, 01/07/96               5,600          5,600

SchwabFunds(R)                                                                34
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Riverside County,
 California Housing
 Authority Multi Family
 Housing Revenue Bonds
 (Briarwood Apartment
 Project) Series 1985C/
 (FHLB LOC)
 5.15%, 01/07/96             $ 4,500        $ 4,500
Riverside County,
 California
 Industrial Development
 Authority Revenue Bonds
 (Cryogenic Project) Series
 1989B-1/ (Rabobank
 Nederland N.V. LOC)
 5.05%, 01/07/96               4,100          4,100
Sacramento County,
 California Certificates of
 Participation
 (Administration
 Center & Court House
 Project)/(Union Bank of
 Switzerland LOC)
 4.75%, 01/07/96              28,200         28,200
Salinas, California
 Apartment Development
 Multi Family Housing
 Revenue Bonds (Mariner
 Villa Project)
 Series 1985B/
 (Bank of America LOC)
 4.80%, 01/07/96               2,725          2,725
San Bernardino County,
 California Certificates of
 Participation (Glen Helen
 Blockbuster Project)
 Series 1994C/
 (Mitsubishi Bank LOC)
 5.50%, 01/07/96               7,255          7,255
San Bernardino County,
 California Multi Family
 Housing Revenue Bonds
 (Western Properties
 Project IV) Series 1985/
 (Bank of America LOC)
 4.55%, 01/07/96               1,100          1,100
San Francisco, California
 City and County
 Redevelopment Agency Multi
 Family Revenue Bonds
 (Fillmore Center Project)
 Series A-1/ (Citibank LOC)
 5.30%, 01/07/96              26,500         26,500
San Francisco, California
 City and County
 Redevelopment Agency Multi
 Family Revenue Bonds
 (Fillmore Center Project)
 Series A-2/ (Citibank LOC)
 5.30%, 01/07/96               3,750          3,750
San Francisco, California
 City and County
 Redevelopment Agency Multi
 Family Revenue Bonds
 (Fillmore Center Project)
 Series B-2/
 (Bank of Nova Scotia LOC)
 5.15%, 01/07/96              13,100         13,100

San Francisco, California
 City and County
 Redevelopment Agency Multi
 Family Revenue
 Bonds (Rincon
 Center Apartments)
 Series 1985B/
 (Citibank LOC)
 5.30%, 01/07/96               5,705          5,705
San Francisco, California
 Housing Authority Multi
 Family Housing Revenue
 Bonds (737 Post Project)
 Series 1985D/
 (Banque Nationale de
 Paris LOC)
 4.95%, 01/07/96              16,800         16,800
San Jose/Santa Clara,
 California Water Financing
 Authority Sewer Revenue
 Bonds Series B/
 (AMBAC Insurance &
 Bank of Nova Scotia LOC)
 4.75%, 01/07/96               7,600          7,600
San Mateo County,
 California Certificates of
 Participation (Capital
 Projects) Series 1985B/
 (Swiss Bank LOC)
 4.75%, 01/07/96               3,145          3,145
Santa Clara County,
 California El Camino
 Hospital District Hospital
 Facility Authority Revenue
 Bonds (Valley Medical
 Center Project) Series
 1985A/(National
 Westminster Bank LOC)
 4.85%, 01/07/96               7,900          7,900
Santa Clara County,
 California El Camino
 Hospital District Hospital
 Facility Authority Revenue
 Bonds (Valley Medical
 Center Project) Series
 1985B/(National
 Westminster Bank LOC)
 4.85%, 01/07/96               8,100          8,100
Santa Clara, California
 Electric Revenue Bonds
 Series 1985A/(National
 Westminster Bank LOC)
 4.90%, 01/07/96              13,300         13,300
Santa Clara, California
 Electric Revenue Bonds
 Series 1985B/(National
 Westminster Bank LOC)
 4.90%, 01/07/96              12,100         12,100
Santa Clara, California
 Electric Revenue Bonds
 Series 1985C/(National
 Westminster Bank LOC)
 4.90%, 01/07/96               8,800          8,800

SchwabFunds(R)                                                                35
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Santa Cruz County,
 California Housing
 Authority Multi Family
 Housing Revenue Bonds
 (Paloma del Mar Apartments
 Project) Series 1992A/
 (Bank of Tokyo LOC)
 5.20%, 01/07/96             $ 7,700        $ 7,700
Simi Valley, California
 Multi Family Housing
 Certificates of
 Participation
 (Lincoln Wood
 Ranch Project)/ (Sumitomo
 Bank LOC)
 5.30%, 01/07/96               5,600          5,600
South San Francisco,
 California Multi Family
 Revenue Bonds
 (Magnolia Plaza Apartments
 Project) Series A/
 (Wells Fargo Bank LOC)
 5.35%, 01/07/96               4,500          4,500
Southern California Public
 Power Authority
 Transmission Revenue Bonds
 (Southern Transmission
 Project) Series 1991/
 (AMBAC Insurance &
 Swiss Bank SBPA)
 4.75%, 01/07/96              21,000         21,000
Vallejo, California
 Commercial Development
 Revenue Bonds
 (Vallejo Center
 Association Project)
 Series 1994A/
 (Bank of Tokyo LOC)
 5.35%, 01/07/96                 900            900
Victor, California
 Elementary School District
 Certificates of
 Participation
 (School Construction
 Financing
 Project)/(National
 Westminster Bank LOC)
 5.30%, 01/07/96               4,000          4,000
Visalia, California
 Public Building Authority
 Certificates of
 Participation
 (Convention Center
 Expansion
 Project) Series 1991/
 (Bank of California LOC)
 5.35%, 01/07/96               1,000          1,000
                                            -------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $874,397)                            874,397
                                            -------

VARIABLE RATE TENDER
 OPTION BONDS--0.2%(A)
Southern California Rapid
 Transit District,
 California Certificates of
 Participation Short Mode
 Tender Option
 Bonds (BT-9)/
 (MBIA Insurance &
 Bankers Trust
 Tender Option)
 3.00%, 01/07/96               4,200          4,200
                                             ------
TOTAL VARIABLE RATE TENDER
 OPTION BONDS (Cost $4,200)                   4,200
                                             ------
VARIABLE RATE TENDER
 OPTION BOND PARTNERSHIPS--5.4%(a)(c)
California State
 Department of
 Water Resources Revenue
 Bonds (Central Valley
 Project) Series J3
 Tender Option Bond
 Partnership (BTP-141)/
 (Bankers Trust
 Tender Option)
 5.15%, 01/07/96               5,155          5,155
California State Revenue
 Anticipation Warrants
 Series 1994C Tender
 Option Bond Partnership
 (BTP-150)/(Multiple
 Credit Enhancements &
 Bankers Trust
 Tender Option)
 5.30%, 01/07/96              10,000         10,000
California State Revenue
 Anticipation Warrants
 Series C Tender Option
 Bond Partnership
 (BTP-96)/(Multiple
 Credit Enhancements &
 Bankers Trust
 Tender Option)
 5.30%, 01/07/96              18,465         18,465
Los Angeles County,
 California Transportation
 Commission Sales Tax
 Revenue Tender Option
 Bond Partnership
 (BTP-146)/(Bankers
 Trust Tender Option &
 Escrowed to Maturity with
 Government Securities)
 5.15%, 01/07/96              23,078         23,078
Los Angeles, California
 Department of Water &
 Power Electric Plant
 Revenue Refunding Bonds
 Series 1994 Tender Option
 Bond Partnership
 (BTP-68)/(Automatic
 Data Processing, Inc.
 Tender Option)
 4.37%, 01/07/96               5,195          5,195

SchwabFunds(R)                                                                36
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Metropolitan Water District
 of Southern California
 Waterworks General
 Obligation Revenue
 Refunding Bonds Series
 1993A1 and
 1993A2 Tender Option
 Bond Partnership
 (BTP-115)/
 (Bankers Trust
 Tender Option)
 5.15%, 01/07/96             $10,145        $10,145
San Diego County,
 California Regional
 Transportation Commission
 Sales Tax Tender Option
 Bonds Partnership
 (BTP-135)/
 (FGIC Insurance &
 Bankers Trust
 Tender Option)
 3.00%, 01/07/96               2,000          2,000
Southern California Public
 Power Authority Power
 Project Class A
 Tender Option
 Bond Partnership (BTP-90)/
 (MBIA Insurance &
 Bankers Trust
 Tender Option)
 3.00%, 01/07/96               8,290          8,290
Southern California Rapid
 Transit District
 Certificates of
 Participation (Workers
 Compensation Funding
 Program) Tender Option
 Bond Partnership
 (BTP-163)/
 (MBIA Insurance &
 Bankers Trust
 Tender Option)
 3.00%, 01/07/96               8,710          8,710
                                             ------
TOTAL VARIABLE RATE TENDER OPTION
 BOND PARTNERSHIPS
 (Cost $91,038)                              91,038
                                             ------
CERTIFICATES OF PARTICIPATION--2.0%(b)
Desert Sands, California
 Unified School District
 Certificates of
 Participation (Measure O
 Project) Series B/
 (Escrowed to Maturity with
 Government Securities)
 2.60%, 03/01/96              10,000         10,257
San Jose, California
 Certificates of
 Participation
 (Convention Center Project)/
 (Escrowed to Maturity with
 Government Securities)
 3.73%, 09/01/96              12,500         13,080

San Mateo, California
 Redevelopment Agency
 Certificates of
 Participation Revenue
 Refunding Bonds (Bridge
 and Water
 Pumping Station)/
 (Escrowed to Maturity with
 Government Securities)
 3.67%, 08/01/96               9,305          9,721
                                             ------
TOTAL CERTIFICATES OF PARTICIPATION
 (Cost $33,058)                              33,058
                                             ------
REVENUE ANTICIPATION WARRANTS--2.2%(b)
California State Revenue
 Anticipation Warrants
 Series C/(FGIC Insurance)
 4.61%, 04/25/96              35,900         36,099
                                             ------
TOTAL REVENUE ANTICIPATION WARRANTS
 (Cost $36,099)                              36,099
                                             ------
REVENUE BONDS--0.3%(b)
Santa Clara Valley Water
 District, California
 Revenue Refunding Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.55%, 06/01/96               1,000          1,009
Southern California Public
 Power Authority Revenue
 Bonds (Southern California
 Public Power
 Transmission Project)/
 (Escrowed to Maturity with
 Government Securities)
 3.50%, 07/01/96               3,575          3,756
                                             ------
TOTAL REVENUE BONDS
 (Cost $4,765)                                4,765
                                             ------
SPECIAL TAX BONDS--0.1%(b)
South Poway, California
 Community Facility
 District No. 1 Special Tax
 (Pomerado Business Park)
 Series 1985A/
 (Escrowed to Maturity with
 Government Securities)
 3.80%, 03/02/96               1,000          1,039
                                             ------
TOTAL SPECIAL TAX BONDS
 (Cost $1,039)                                1,039
                                             ------

SchwabFunds(R)                                                                37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
TAX AND REVENUE
 ANTICIPATION
 NOTES--17.3%(b)
Berkeley, California
 Tax and Revenue
 Anticipation Notes
 Series 1995-1996
 3.95%, 07/17/96             $10,500        $10,543
California School Cash
 Reserve Program Authority
 Pooled Tax and Revenue
 Anticipation Notes
 Series 1995A/
 (MBIA Insurance)
 3.95%, 07/03/96               2,800          2,811
 3.86%, 07/03/96              25,000         25,102
 3.85%, 07/03/96                 225            226
 3.75%, 07/03/96              40,000         40,194
Desert Sands, California
 Unified School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/05/96              10,000         10,024
East Side Unified High
 School District
 Santa Clara County
 California Tax and Revenue
 Anticipation Notes
 4.00%, 10/10/96               8,000          8,030
Elk Grove, California
 Unified School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/31/96              10,400         10,429
Fremont, California
 Unified School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.95%, 07/11/96              13,000         13,034
Fresno, California
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 06/28/96              19,900         19,947
Livermore, California
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/10/96               4,600          4,612
Los Angeles County,
 California Tax and Revenue
 Anticipation Notes Series
 1995-96/(Multiple Credit
 Enhancements)
 3.87%, 07/01/96               7,260          7,281
 3.82%, 07/01/96              10,000         10,031
 3.80%, 07/01/96               1,000          1,003
 3.70%, 07/01/96               5,000          5,018
 3.68%, 07/01/96              10,000         10,037
Marin County, California
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.85%, 07/03/96              37,000         37,161

Mountain View, California
 School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/05/96               2,000          2,005
Mountain View/Los Altos,
 California Unified
 High School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/05/96               4,200          4,210
Oxnard, California Unified
 High School District
 (Ventura County)
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.90%, 10/11/96               5,500          5,535
San Diego County,
 California Tax and Revenue
 Anticipation Notes
 3.76%, 09/30/96               2,000          2,011
San Francisco, California
 Unified School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.89%, 07/25/96              40,000         40,131
Santa Rosa, California
 High School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.95%, 09/27/96              10,000         10,057
Sutter County, California
 Office of Education
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.05%, 09/14/96              10,000         10,030
                                            -------
TOTAL TAX AND REVENUE ANTICIPATION
 NOTES
 (Cost $289,462)                            289,462
                                            -------
TAX-EXEMPT COMMERCIAL PAPER--20.3%(b)
California Pollution
 Control Financing
 Authority Pollution
 Control
 Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988A/
 (Swiss Bank LOC)
 3.75%, 01/11/96               6,200          6,200
 3.75%, 02/07/96               5,000          5,000
 3.65%, 02/08/96               3,975          3,975
California Pollution
 Control Financing
 Authority Pollution
 Control
 Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988B/
 (Sumitomo Bank LOC)
 3.65%, 02/08/96              58,700         58,700
 3.60%, 03/07/96              17,600         17,600

SchwabFunds(R)                                                                38
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
California Pollution
 Control Financing
 Authority Pollution
 Control
 Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988C/
 (Credit Suisse LOC)
 3.70%, 01/10/96             $ 5,500        $ 5,500
 3.75%, 02/07/96               1,000          1,000
 3.70%, 02/07/96               6,800          6,800
California Pollution
 Control Financing
 Authority Pollution
 Control
 Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988D/
 (Bank of Tokyo LOC)
 3.95%, 01/10/96               4,350          4,350
 3.60%, 02/08/96               3,495          3,495
California Pollution
 Control Financing
 Authority Pollution
 Control
 Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988F/
 (Banque Nationale de Paris
 LOC)
 4.25%, 01/09/96              10,000         10,000
California Pollution
 Control Financing
 Authority Pollution
 Control
 Revenue Bonds
 (Southern California
 Edison)
 Series 1985A
 3.65%, 02/07/96                 900            900
 3.65%, 02/08/96              12,000         12,000
California Pollution
 Control Financing
 Authority Pollution
 Control
 Revenue Bonds
 (Southern California
 Edison)
 Series 1985B
 3.65%, 02/07/96                 800            800
 3.65%, 02/08/96              14,000         14,000
California Pollution
 Control Financing
 Authority
 Solid Waste Disposal
 Revenue Bonds
 (Thermal Energy
 Development LP) Series
 1988A/(National
 Westminster Bank LOC)
 3.55%, 02/08/96              35,000         35,000
East Bay Municipal Utility
 District, California
 (Wastewater Systems)
 Tax-Exempt Commercial
 Paper/(National
 Westminster Bank LOC)
 3.65%, 01/12/96              10,700         10,700
Long Beach, California
 Harbor Revenue Commercial
 Paper Notes Series
 1994A/(Multiple Credit
 Enhancements)
 3.50%, 02/06/96              20,000         20,000
 3.45%, 02/09/96               4,000          4,000

Los Angeles County,
 California Department of
 Water and Power Electric
 Plant Short Term
 Revenue Bonds
 3.65%, 01/12/96               7,000          7,000
Los Angeles County,
 California Transportation
 Commission Second
 Subordinate Sales Tax
 Revenue Bonds
 Series A/(Multiple
 Credit Enhancements)
 3.75%, 01/11/96               6,100          6,100
Los Angeles, California
 Wastewater System Tax-
 Exempt Commercial Paper
 3.65%, 01/12/96              10,000         10,000
Metropolitan Water District
 of Southern California
 Tax-Exempt Commercial
 Paper
 3.75%, 02/21/96              10,000         10,000
Orange County, California
 Local Transportation
 Authority Sales Tax
 Revenue Commercial
 Paper Notes/
 (Industrial Bank of
 Japan LOC)
 3.75%, 01/11/96               8,000          8,000
 3.70%, 01/11/96               3,000          3,000
 3.65%, 02/08/96              52,200         52,200
Sacramento, California
 Municipal Utility District
 Tax-Exempt Commercial
 Paper Series I/
 (Bank of America &
 Morgan Guaranty
 Trust LOC)
 3.75%, 02/08/96               2,133          2,133
West and Central Basin
 Financing Authority
 West Basin
 Municipal Water District
 Tax-Exempt Commercial
 Paper Notes/
 (Toronto-Dominion Bank
 LOC)
 3.75%, 01/24/96               7,500          7,500
 3.50%, 02/09/96              14,000         14,000
                                           --------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
 (Cost $339,953)                            339,953
                                            -------
TOTAL INVESTMENTS--100.0%
 (Cost $1,674,011)                       $1,674,011
                                          =========

              See accompanying Notes to Schedules of Investments.

SchwabFunds(R)                                                                39
--------------------------------------------------------------------------------
SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                                 Par        Value
                                ------     --------
VARIABLE RATE
 OBLIGATIONS--59.9%(a)
Albany, New York Industrial
 Development Agency
 Adjustable Revenue Bonds
 (Newkirk Products, Inc.)
 Series 1995A/
 (Fleet Bank of
 New York LOC)
 5.15%, 01/04/96                $1,000       $1,000
Babylon, New York Variable
 Rate General Obligation Bonds
 Series B/(Bank of Nova
 Scotia SBPA &
 AMBAC Insurance)
 4.90%, 01/07/96                 2,000        2,000
Cortland County, New York
 Industrial Development Agency
 Revenue Bonds (General Signal
 Corp. Project) Series 1983/
 (Wachovia Bank LOC)
 4.85%, 01/07/96                 1,750        1,750
Erie County, New York Water
 Authority Revenue Bonds
 Series 1993B/
 Industrial Bank of
 Japan SBPA &
 AMBAC Insurance)
 5.10%, 01/07/96                 1,400        1,400
Franklin County, New York
 Industrial Development Agency
 Revenue Bonds
 (Kes Chateaugay LP
 Project) Series A/
 (Bank of Tokyo LOC)
 5.20%, 01/07/96                 3,000        3,000
Geneva, New York
 Industrial Development
 Agency Civic Facility
 Revenue Bonds
 (Colleges of The Seneca)
 Series 1993A/
 (Sumitomo Bank LOC)
 5.10%, 01/07/96                 2,500        2,500
Monroe County, New York
 Industrial Development Agency
 Revenue Bonds (ENBI Corp.
 Lease Rent Project)
 Series 1988/
 (ABN-AMRO Bank LOC)
 4.95%, 01/07/96                 2,000        2,000
New Rochelle, New York
 Industrial Development
 Authority Revenue Bonds (Chas
 Sadek Import Corp.)/ (Bank of
 New York LOC)
 5.15%, 01/07/96                 5,500        5,500

New York City, New York
 General Obligation
 Bonds Series 1992B/
 (FGIC Insurance)
 5.00%, 01/01/96                   100          100
New York City, New York
 General Obligation
 Bonds Series 1993
 Subseries A-8B/
 (Sanwa Bank LOC)
 5.95%, 01/01/96                   385          385
New York City, New York
 General Obligation
 Bonds Series 1993
 Subseries B-4/(Union
 Bank of Switzerland LOC)
 5.00%, 01/01/96                 1,000        1,000
New York City, New York
 General Obligation
 Bonds Series 1994
 Subseries B-4/(Union
 Bank of Switzerland LOC)
 5.00%, 01/07/96                   700          700
New York City, New York
 General Obligation
 Bonds Series 1994B
 Subseries B-4/
 (MBIA Insurance &
 National Westminster
 Bank SBPA)
 5.90%, 01/01/96                   100          100
New York City, New York
 General Obligation
 Bonds Series 1995B
 Subseries B-2/
 (Bank Austria AG SBPA &
 MBIA Insurance)
 5.90%, 01/01/96                 1,900        1,900
New York City, New York
 Housing Development Corp.
 Mortgage Revenue Multi Family
 Housing Revenue Bonds
 (Columbus Gardens Project)
 Series 1993A/ (Citibank LOC)
 4.75%, 01/07/96                 3,500        3,500
New York City, New York
 Housing Development Corp.
 Variable Rate Demand
 Special Obligation Revenue
 Bonds (East 96th Street
 Project) Series 1990A/
 (Mitsubishi Bank LOC)
 5.10%, 01/07/96                 9,700        9,700
New York City, New York
 Industrial Development Agency
 Floating Rate
 Revenue Bonds
 (White Plains Auto)/
 (Societe Generale LOC)
 5.15%, 01/07/96                   300          300

SchwabFunds(R)                                                                40
--------------------------------------------------------------------------------
SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                                 Par        Value
                                ------     --------
New York City, New York
 Municipal Water Finance
 Authority Water & Sewer
 System Revenue Bonds
 Series 1994C/
 (FGIC Insurance)
 5.90%, 01/01/96                $1,200       $1,200
New York City, New York
 Municipal Water Finance
 Authority Water & Sewer
 System Revenue Bonds
 Series 1994G/
 (FGIC SPA &
 FGIC Insurance)
 5.90%, 01/01/96                 2,100        2,100
New York City, New York
 Municipal Water Finance
 Authority Water and Sewer
 System Revenue Bonds
 Series 1995A/
 (FGIC Insurance)
 5.50%, 01/01/96                 2,000        2,000
New York City, New York
 Various Rate General
 Obligation Bonds Series
 1995B1 Subseries B-8/
 (Mitsubishi Bank LOC)
 5.35%, 01/07/96                   700          700
New York State Dormitory
 Authority Revenue Bonds
 (Masonic Hall Asylum)/ (AMBAC
 Insurance &
 Credit Local de
 France SBPA)
 4.90%, 01/07/96                 7,000        7,000
New York State Energy Research
 & Development Authority
 Electric Facilities
 Adjustable Rate Revenue Bonds
 (Long Island
 Lighting Co. Project)
 Series 1993A/
 (Toronto-Dominion
 Bank LOC)
 5.00%, 01/07/96                 2,000        2,000
New York State Energy Research
 & Development Authority
 Electric Facilities
 Adjustable Rate Revenue Bonds
 (Long Island
 Lighting Co. Project)
 Series 1993B/
 (Toronto-Dominion
 Bank LOC)
 5.05%, 01/07/96                 6,000        6,000
New York State Energy Research
 & Development Authority
 Pollution Control Refunding
 Revenue Bonds (Orange &
 Rockland Utilities, Inc.
 Project) Series 1994A/ (FGIC
 Insurance &
 Societe Generale SBPA)
 4.90%, 01/07/96                 9,100        9,100

New York State Energy Research
 & Development Authority
 Pollution Control Refunding
 Revenue Bonds/ (Union Bank of
 Switzerland LOC)
 5.30%, 01/07/96                 1,900        1,900
New York State Energy Research
 & Development Authority
 Pollution Control Revenue
 Bonds (Central Hudson Gas &
 Electric Corp. Project)
 Series 1985A/
 (J. P. Morgan Delaware LOC)
 5.00%, 01/07/96                 4,300        4,300
New York State Housing Finance
 Agency Revenue Bonds (East
 84th Street Project)
 Series 1995A/
 (Fleet Bank of
 New York LOC)
 5.10%, 01/07/96                 5,000        5,000
New York State Housing Finance
 Agency Variable Rate Housing
 Revenue Bonds (Hospital
 Special Surgery Staff)
 Series 1985A/
 (Sakura Bank LOC)
 4.70%, 01/07/96                 6,700        6,700
New York State Housing Finance
 Agency Variable Rate Multi
 Family Housing Revenue Bonds
 (Normandie Court II)
 Series 1987A/
 (Bankers Trust Co. LOC)
 4.95%, 01/07/96                 2,900        2,900
New York State Housing Finance
 Agency Variable
 Rate Revenue Bonds
 (Mount Sinai School of
 Medicine) Series 1984A/
 (Sanwa Bank LOC)
 4.70%, 01/07/96                 5,900        5,900
New York State Local
 Government Assistance
 Corp. Revenue Bonds
 Series 1994B/
 (Credit Suisse &
 Swiss Bank LOC)
 4.95%, 01/07/96                 6,900        6,900
New York State Local
 Government Assistance
 Corp. Revenue Bonds
 Series 1995F/(Toronto-
 Dominion Bank LOC)
 5.05%, 01/07/96                 1,900        1,900
New York State Local
 Government Assistance
 Corp. Revenue Bonds
 Series 1995G/(National
 Westminster Bank LOC)
 4.90%, 01/07/96                 1,100        1,100

SchwabFunds(R)                                                                41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 Par        Value
                                ------     --------
Niagara County, New York
 Industrial Development Agency
 Revenue Bonds (Allegheny
 Ludlum Steel Company)
 Series 1984/
 (PNC Bank LOC)
 5.00%, 01/07/96                $3,500       $3,500
Niagara Falls, New York Bridge
 Commission Revenue Bonds
 Series 1993A/
 (FGIC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.10%, 01/07/96                 3,400        3,400
Port Authority, New York and
 New Jersey Special Obligation
 Revenue Bonds Series 1993/
 (Deutsche Bank LOC)
 5.10%, 01/07/96                 4,000        4,000
Puerto Rico--Puerto Rico
 Government Development
 Bank Revenue
 Refunding Bonds
 Series 1985/
 (Credit Suisse LOC)
 4.50%, 01/07/96                 5,000        5,000
Schenectady, New York
 Industrial Development Agency
 Industrial Development
 Revenue Bonds (Fortitech
 Holding Corp. Project)
 Series A/
 (Fleet Bank of
 New York LOC)
 5.15%, 01/07/96                 1,500        1,500
St. Lawrence County, New York
 Industrial Development Agency
 Environmental Improvement
 Revenue
 Bonds (Reynolds Metals
 Project) Series 1995/
 (Royal Bank of Canada LOC)
 5.00%, 01/07/96                 4,000        4,000
Triborough Bridge and Tunnel
 Authority, New York Special
 Obligation Bridge Revenue
 Bonds Series 1994/
 (FGIC SPA &
 FGIC Insurance)
 4.90%, 01/07/96                 2,700        2,700
Yonkers, New York Industrial
 Development Agency Civic
 Facilities Revenue Bonds
 (Consumers Union Facility
 Project) Series 1989/
 (Industrial Bank of
 Japan LOC)
 5.30%, 01/07/96                 1,500        1,500
Yonkers, New York Industrial
 Development Agency Civic
 Facilities Revenue Bonds
 (Consumers Union Facility
 Project) Series 1991/
 (Industrial Bank of
 Japan LOC)
 5.30%, 01/07/96                   700          700

Yonkers, New York Industrial
 Development Agency Civic
 Facilities Revenue Bonds
 (Consumers Union Facility
 Project) Series 1994/ (AMBAC
 Insurance &
 Credit Local de
 France SBPA)
 4.95%, 01/07/96                 1,100        1,100
                                            -------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $130,935)                            130,935
                                            -------
VARIABLE RATE TENDER
 OPTION BONDS--1.9%(a)
New York City, New York
 General Obligation Bonds
 (Citi-1I)/(AMBAC Insurance,
 Escrowed to Maturity with
 Government Securities &
 Citibank Tender Option)
 5.29%, 01/07/96                 4,100        4,100
                                            -------
TOTAL VARIABLE RATE TENDER OPTION
 BONDS (Cost $4,100)                          4,100
                                            -------
VARIABLE RATE TENDER
 OPTION BOND
 PARTNERSHIPS--2.5%(a)(c)
New York State Dormitory
 Authority, New York
 University Insured
 Revenue Bonds
 (BTP-26)/(Automatic
 Data Processing, Inc.
 Tender Option &
 MBIA Insurance)
 4.11%, 01/07/96                 5,375        5,375
                                            -------
TOTAL VARIABLE RATE TENDER OPTION BOND
 PARTNERSHIPS
 (Cost $5,375)                                5,375
                                            -------
BOND ANTICIPATION
 NOTES--8.1%(b)
Broome County, New York
 Bond Anticipation Notes
 Series 1995-96
 4.33%, 04/19/96                 3,812        3,819
 3.77%, 04/19/96                 3,000        3,010
Dutchess County, New York Bond
 Anticipation Notes Series
 1995-96
 3.75%, 08/02/96                 2,825        2,833
Rochester, New York General
 Obligation Bond Anticipation
 Notes Series 1995I
 3.80%, 10/31/96                 5,000        5,018
Schenectady, New York General
 Obligation Bond Anticipation
 Notes Series 1995
 4.63%, 02/16/96                 3,068        3,070
                                            -------
TOTAL BOND ANTICIPATION NOTES (Cost
 $17,750)                                    17,750
                                            -------

SchwabFunds(R)                                                                42
--------------------------------------------------------------------------------
SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                                 Par        Value
                                ------     --------
GENERAL
 OBLIGATIONS--0.8%(b)
Buffalo, New York General
 Obligation Revenue Bonds/
 (MBIA Insurance)
 3.50%, 12/01/96                $1,824      $ 1,832
                                             ------
TOTAL GENERAL OBLIGATIONS
 (Cost $1,832)                                1,832
                                             ------
REVENUE BONDS--4.9%(b)
New York State Power Authority
 Revenue and General Purpose
 Bonds Series 1993C
 3.32%, 01/01/97                 1,600        1,600
New York State Urban
 Development Corp.
 Correctional Facilities
 Revenue Bonds/
 (Escrowed to Maturity with
 Government Securities)
 4.80%, 01/01/96                 7,000        7,140
Triborough Bridge and Tunnel
 Authority, New York General
 Purpose Revenue Bonds
 Series 1986-1/
 (Escrowed to Maturity with
 Government Securities)
 4.07%, 01/01/96                 1,000        1,020
Triborough Bridge and Tunnel
 Authority, New York General
 Purpose Revenue Bonds Series
 I/(Escrowed to Maturity
 with Government Securities)
 4.45%, 01/01/96                 1,000        1,020
                                             ------
TOTAL REVENUE BONDS
 (Cost $10,780)                              10,780
                                             ------
TAX ANTICIPATION NOTES--15.3%(b)
East Hampton, New York
 Unified Free School District
 Tax Anticipation Notes Series
 1995-1996
 3.76%, 06/28/96                 5,000        5,004
Half Hollow Hills Huntington-
 Babylon, New York Centralized
 School District Suffolk
 County Tax and Revenue
 Anticipation Notes
 3.70%, 06/28/96                 5,800        5,815

New York City, New York
 Tax Anticipation Notes Series
 1995-1996A
 3.80%, 02/15/96                 3,000        3,003
 3.70%, 02/15/96                 5,000        5,005
South Huntington, New York
 Unified Free School District
 Tax Anticipation Notes Series
 1995-1996
 3.78%, 06/28/96                 5,000        5,010
 3.60%, 06/28/96                 2,500        2,508
West Islip, New York Unified
 Free School District General
 Obligation Tax Anticipation
 Notes Series 1995
 4.00%, 06/27/96                 5,000        5,018
 3.40%, 06/27/96                 2,000        2,013
                                            -------
TOTAL TAX ANTICIPATION NOTES
 (Cost $33,376)                              33,376
                                            -------
TAX-EXEMPT COMMERCIAL
 PAPER--6.6%(b)
New York City, New York
 General Obligation Bonds
 Fiscal 1994 Series H-4/
 (AMBAC Insurance &
 Kredietbank, N.V. SBPA)
 3.75%, 02/15/96                 1,500        1,500
New York City, New York
 Municipal Water
 Finance Authority/
 (Credit Suisse LOC)
 3.75%, 02/08/96                 7,000        7,000
New York State Dormitory
 Authority Revenue Bonds
 (Memorial Sloan Kettering
 Project) Series 1989C/
 (Chemical Bank LOC)
 3.75%, 02/08/96                 6,000        6,000
                                            -------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
 (Cost $14,500)                              14,500
                                            -------
TOTAL INVESTMENTS--100.0%
 (Cost $218,648)                           $218,648
                                            =======

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                43
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS.

     For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

     (a) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates on December 31, 1995. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

     (b) Interest rates represent effective yield to put or call date at time of purchase.

     (c) Certain securities purchased by the Funds are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund. Any resale by the Funds must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1995, the aggregate value of private placement securities held by the Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund were $139,017,000, $91,038,000 and $5,375,000, respectively, which represented 3.90%, 5.40% and 2.44%, respectively, of the net assets of each Fund. All of these private placement securities were determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

     (d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The Fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

     Abbreviations

     -------------------

     AMBAC           AMBAC Indemnity Corporation
     FGIC            Financial Guaranty Insurance Company
     FHLB            Federal Home Loan Bank
     FNB             First National Bank
     FNMA            Federal National Mortgage Association
     FSA             Financial Security Assurance
     GNMA            Government National Mortgage Association
     LOC             Letter of Credit
     MBIA            Municipal Bond Investors Assurance Corporation
     N.R.U.-C.F.C.   National Rural Utilities Cooperative Financing
                     Corporation
     SBPA            Standby Purchase Agreement
     SLMA            Student Loan Marketing Association
     SPA             Securities Purchase Agreement

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                44
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND,
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
& SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Schwab          Schwab
                                                      Schwab        California       New York
                                                    Tax-Exempt      Tax-Exempt      Tax-Exempt
                                                       Money           Money           Money
                                                       Fund            Fund            Fund
                                                    -----------     -----------     -----------
ASSETS
Investments, at value (Cost: $3,586,104,
  $1,674,011 and $218,648, respectively)            $3,586,104      $1,674,011       $ 218,648
Cash                                                       166              38              39
Interest receivable                                     30,491          14,817           2,232
Receivable for fund shares sold                          2,940           4,914             250
Receivable from adviser                                     --              --               4
Deferred organization costs                                 --              --              23
Prepaid expenses                                           551             162               3
                                                    ----------      ----------        --------
    Total assets                                     3,620,252       1,693,942         221,199
                                                    ----------      ----------        --------
LIABILITIES
Payable for:
  Dividends                                             15,284           6,832             899
  Fund shares redeemed                                     670             485             120
  Investments purchased                                 37,735              --              --
  Investment advisory and administration fee               603             267              37
  Transfer agency and shareholder service fees           1,157             536              68
  Other                                                    284             119              69
                                                    ----------      ----------        --------
    Total liabilities                                   55,733           8,239           1,193
                                                    ----------      ----------        --------
Net assets applicable to outstanding shares         $3,564,519      $1,685,703       $ 220,006
                                                    ==========      ==========        ========
NET ASSETS CONSIST OF:
  Capital paid in                                   $3,566,367      $1,686,367       $ 220,012
  Accumulated net realized loss on investments
    sold                                                (1,848)           (664)             (6)
                                                    ----------      ----------        --------
                                                    $3,564,519      $1,685,703       $ 220,006
                                                    ==========      ==========        ========
THE PRICING OF SHARES
  3,405,684, 1,578,359 and 204,869, respectively,
    outstanding Sweep Shares and
    160,683, 108,008 and 15,143, respectively,
    outstanding Value Advantage Shares,
    $0.00001 par value (unlimited shares
    authorized)                                      3,566,367       1,686,367         220,012
  Net asset value, offering and redemption price
    per each Sweep Share and Value Advantage Share       $1.00           $1.00           $1.00

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                45
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND,
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
& SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
STATEMENTS OF OPERATIONS (in thousands)
For the year ended December 31, 1995
--------------------------------------------------------------------------------

                                                                      Schwab          Schwab
                                                      Schwab        California       New York
                                                    Tax-Exempt      Tax-Exempt      Tax-Exempt
                                                       Money           Money           Money
                                                       Fund            Fund            Fund*
                                                    -----------     -----------     -----------
Interest income                                      $ 127,090        $55,134         $ 6,178
                                                      --------        -------          ------
Expenses:
  Investment advisory and administration fee            13,694          6,445             741
  Transfer agency and shareholder service fees:
    Sweep Shares                                        14,432          6,469             708
    Value Advantage Shares                                 103             31               9
  Custodian fees                                           380            244              60
  Registration fees                                        400            207             120
  Professional fees                                        187            103              26
  Shareholder reports                                      296             64              28
  Trustees' fees                                            21              9               1
  Amortization of deferred organization costs and
    other prepaid expenses                                  76             50               4
  Insurance and other expenses                             139             75               4
                                                      --------        -------          ------
                                                        29,728         13,697           1,701
Less expenses reduced and absorbed                      (8,375)        (4,297)           (690)
                                                      --------        -------          ------
  Total expenses incurred by Fund                       21,353          9,400           1,011
                                                      --------        -------          ------
Net investment income                                  105,737         45,734           5,167
Net realized gain (loss) on
  investments sold                                         (21)             8              (6)
                                                      --------        -------          ------
Increase in net assets resulting
  from operations                                    $ 105,716        $45,742         $ 5,161
                                                      ========        =======          ======

* For the period February 27, 1995 (commencement of operations) to December 31, 1995.

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                46
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND,
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
& SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
--------------------------------------------------------------------------------






                                                                         Schwab                 Schwab
                                         Schwab                        California              New York
                                       Tax-Exempt                      Tax-Exempt             Tax-Exempt
                                       Money Fund                      Money Fund             Money Fund
                               --------------------------      --------------------------    ------------

                                                                                               For the
                                                                                                period
                                                                                                ended
                               \-------------For the year ended December 31,------------\    December 31,
                                  1995           1994             1995           1994           1995*
                               -----------    -----------      -----------    -----------    ------------
Operations:
 Net investment income         $   105,737    $    65,678      $    45,734    $    27,608     $    5,167
 Net realized gain (loss)
   on investments sold                 (21)        (1,586)               8           (600)            (6)
                                ----------    -----------      -----------    -----------    -----------
 Increase in net assets
   resulting from operations       105,716         64,092           45,742         27,008          5,161
                                ----------    -----------      -----------    -----------    -----------
Dividends to
 shareholders from
 net investment income:
 Sweep Shares                     (104,288)       (65,678)         (45,302)       (27,608)        (5,046)
 Value Advantage Shares             (1,449)            --             (432)            --           (121)
                                ----------    -----------      -----------    -----------    -----------
   Total dividends to
     shareholders                 (105,737)       (65,678)         (45,734)       (27,608)        (5,167)
                                ----------    -----------      -----------    -----------    -----------
Capital share transactions
 (dollar amounts and
 number of shares
 are the same):
 Proceeds from shares sold      10,148,323      8,184,151        4,383,313      3,435,641        692,976
 Net asset value of shares
   issued in reinvestment of
   dividends                       100,567         57,664           43,226         24,116          4,181
 Less payments for
   shares redeemed              (9,700,301)    (7,647,595)      (4,034,727)    (3,227,316)      (477,145)
                                ----------    -----------      -----------    -----------    -----------
 Increase in net assets from
   capital share transactions      548,589        594,220          391,812        232,441        220,012
                                ----------    -----------      -----------    -----------    -----------
Total increase in net assets       548,568        592,634          391,820        231,841        220,006
Net Assets:
 Beginning of period             3,015,951      2,423,317        1,293,883      1,062,042             --
                                ----------    -----------      -----------    -----------    -----------
 End of period                 $ 3,564,519    $ 3,015,951      $ 1,685,703    $ 1,293,883     $  220,006
                                ==========    ===========      ===========    ===========    ===========

* For the period February 27, 1995 (commencement of operations) to December 31, 1995.

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                47
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND,
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
& SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------
1. DESCRIPTION OF THE FUND

The Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund (the "Funds") are series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended. The Schwab New York Tax-Exempt Money Fund commenced operations on February 27, 1995.

The Board of Trustees of the Trust adopted a multiple class plan for the Funds on May 9, 1995. Commencing July 7, 1995, with respect to the Schwab Tax-Exempt Money Fund and Schwab New York Tax-Exempt Money Fund and October 3, 1995, with respect to the Schwab California Tax-Exempt Money Fund, the Funds began offering more than one class of shares. Pursuant to the plan, the existing shares were redesignated as Sweep Shares ("Sweep Shares"), and a new class of shares was added -- the Value Advantage Shares ("Value Advantage Shares"). Both classes represent interests in the same portfolio of investments of the respective Fund and are substantially the same in all respects except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses.

In addition to the three Funds described above, the Trust also offers -- the Schwab Money Market Fund, the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund, the Schwab Value Advantage Money Fund(R), the Schwab Institutional Advantage Money Fund(TM) and the Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.

The Schwab Tax-Exempt Money Fund invests in a diversified portfolio of short-term high quality municipal securities. The Schwab California Tax-Exempt Money Fund, which is not "diversified" within the meaning of the Investment Company Act of 1940, as amended, invests in a portfolio of debt obligations issued by or on behalf of California and other states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities that generate interest exempt from federal income tax and State of California personal income tax. The Schwab New York Tax-Exempt Money Fund, which is not "diversified" within the meaning of the Investment Company Act of 1940, as amended, invests in a portfolio of debt obligations issued by or on behalf of New York and other states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities that generate interest exempt from federal income tax and State of New York and New York municipal personal income tax.

SchwabFunds(R)                                                                48
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND,
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
& SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed).

Dividends to shareholders -- Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Dividends paid by a Fund with respect to each class of shares are calculated in the same manner, at the same time, and will be in the same amount except for the effect of expenses that may be applied differently, as described below.

Deferred organization costs -- Costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares of a Fund are allocated daily to each class of that Fund based on the value of settled shares outstanding of each respective class. Transfer agency, shareholder service fees and certain other expenses which are class specific, are calculated daily at the class level.

Interest income and realized gains (losses) -- Interest income is recorded on the accrual basis and includes amortization of premium on investments. Realized gains and losses from security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares of a Fund based on the value of settled shares outstanding of each respective class.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

SchwabFunds(R)                                                                49
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, each Fund pays an annual fee, payable monthly, of .46% of the first $1 billion of average daily net assets, .41% of such assets over $1 billion, and .40% of such assets in excess of $2 billion. Under these agreements, the Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund incurred investment advisory and administration fees of $13,694,000, $6,445,000, and $741,000, respectively, for the period ended December 31, 1995, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .45% and .25% of each Fund's average daily net assets of the Sweep Shares and Value Advantage Shares, respectively. For the period ended December 31, 1995, the Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund incurred transfer agency and shareholder service fees of $14,432,000, $6,469,000 and $708,000, respectively, for the Sweep Shares and $103,000, $31,000, and $9,000, respectively, for the Value Advantage Shares, before Schwab reduced its fees (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers or directors of the Investment Manager and/or Schwab. During the period ended December 31, 1995, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund incurred fees of $21,000, $9,000 and $1,000, respectively, related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit the ratio of operating expenses to average net assets for each Fund. For the period ended December 31, 1995, the total of such fees reduced and absorbed by the Investment Manager was $7,229,000, $3,707,000 and $302,000 for the Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund, respectively, and the total of such fees reduced by Schwab was $1,146,000, $590,000 and $388,000 for the Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund, respectively.

SchwabFunds(R)                                                                50
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND,
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
& SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities during the period ended December 31, 1995, were as follows (in thousands):

                                                                             Schwab             Schwab
                                                          Schwab           California          New York
                                                        Tax-Exempt         Tax-Exempt         Tax-Exempt
                                                        Money Fund         Money Fund         Money Fund
                                                        ----------         ----------         ----------
Purchases                                               $6,419,657         $3,297,957          $527,752
Proceeds of sales and maturities                        $5,869,911         $2,925,680          $308,751

6. CAPITAL SHARE TRANSACTIONS

Each Fund offers two classes of shares: Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio of investments of the respective Fund. Transactions in capital shares were as follows (in thousands):


                                                                             Schwab                Schwab New
                                              Schwab                       California                 York
                                            Tax-Exempt                     Tax-Exempt              Tax-Exempt
                                            Money Fund                     Money Fund              Money Fund
                                   --------------------------     --------------------------     -------------
                                                                                                 Period ended
                                   \----------------Year ended December 31,----------------\      December 31,
                                      1995 1          1994           1995 2         1994             1995 3
                                   -----------    -----------     -----------    -----------     -------------
Proceeds from shares sold:
 Sweep Shares                      $ 9,911,852    $ 8,184,151     $ 4,257,465    $ 3,435,641         $ 671,692
 Value Advantage Shares                236,471             --         125,848             --            21,284
                                   -----------    -----------     -----------    -----------         ---------
   Total proceeds from shares sold  10,148,323      8,184,151       4,383,313      3,435,641           692,976
Net asset value of shares issued
 in reinvestment of dividends:
 Sweep Shares                           99,813         57,664          43,152         24,116             4,126
 Value Advantage Shares                    754             --              74             --                55
                                   -----------    -----------     -----------    -----------         ---------
   Total net asset value of
     shares issued in
     reinvestment of dividends         100,567         57,664          43,226         24,116             4,181
Less payments for shares redeemed:
 Sweep Shares                       (9,623,759)    (7,647,595)     (4,016,813)    (3,227,316)         (470,949)
 Value Advantage Shares                (76,542)            --         (17,914)            --            (6,196)
                                   -----------    -----------     -----------    -----------         ---------
   Total payments for shares
     redeemed                       (9,700,301)    (7,647,595)     (4,034,727)    (3,227,316)         (477,145)
                                   -----------    -----------     -----------    -----------         ---------
Total increase in net assets from
 capital share transactions        $   548,589    $   594,220     $   391,812    $   232,441         $ 220,012
                                   -----------    -----------     -----------    -----------         ---------

1 The Value Advantage Shares commenced operations on July 7, 1995.
2 The Value Advantage Shares commenced operations on October 3, 1995.
3 The Value Advantage Shares commenced operations on July 7, 1995 and the
  Sweep Shares commenced operations on February 27, 1995.

SchwabFunds(R)                                                                51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                                         Schwab Tax-Exempt Money Fund
                               ---------------------------------------------------------------------------------
                                  Value
                                Advantage
                                  Shares                                Sweep Shares
                               ------------   ------------------------------------------------------------------
                                 For the
                                  period
                                  ended
                               December 31,   \-----------------For the year ended December 31,----------------\
                                 1995(1)         1995          1994          1993          1992          1991
                                 ----------   ------------------------------------------------------------------
Net asset value at
 beginning of period                $1.00          $1.00         $1.00         $1.00         $1.00         $1.00
Income from investment
----------------------
 operations
 ----------
 Net investment income                .02            .03           .02           .02           .03           .04
 Net realized and unrealized
   gain (loss) on investments          --             --            --            --            --            --
                                 --------     ----------    ----------    ----------    ----------    ----------
 Total from investment
   operations                         .02            .03           .02           .02           .03           .04
Less distributions
------------------
 Dividends from net investment
   income                            (.02)          (.03)         (.02)         (.02)         (.03)         (.04)
 Distributions from realized
   gain on investments                 --             --            --            --            --            --
                                 --------     ----------    ----------    ----------    ----------    ----------
 Total distributions                 (.02)          (.03)         (.02)         (.02)         (.03)         (.04)
                                 --------     ----------    ----------    ----------    ----------    ----------
Net asset value at
 end of period                      $1.00          $1.00         $1.00         $1.00         $1.00         $1.00
                                 ========     ==========    ==========    ==========    ==========    ==========
Total return (%)                     1.68           3.30          2.32          1.93          2.49          4.01
----------------
Ratios/Supplemental data
------------------------
 Net assets, end of
   period (000s)                 $160,682     $3,403,837    $3,015,951    $2,423,317    $1,744,903    $1,359,121
 Ratio of expenses to
   average net assets (%)             .45*           .66           .65           .63           .63           .63
 Ratio of net investment
   income to average
   net assets (%)                    3.50*          3.25          2.31          1.92          2.45          3.91

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Schwab Tax-Exempt Money Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, with respect to the Value Advantage Shares, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1995 would have been
 .95%* and 3.00%* respectively. With respect to the Sweep Shares, the ratio of expenses to average net assets for the periods ended December 31, 1995, 1994, 1993, 1992, and 1991 would have been .91%, .91%, .93%, .94% and .95%, respectively, and the ratio of net investment income to average net assets would have been 3.00%, 2.05%, 1.62%, 2.14%, and 3.59%, respectively.

(1) For the period July 7, 1995 (commencement of operations) to December 31,
    1995.

  * Annualized

SchwabFunds(R)                                                                52
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND,
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
& SCHWAB NEW YORK TAX-EXEMPT MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

                                                      Schwab California Tax-Exempt Money Fund
                                     -------------------------------------------------------------------------
                                        Value
                                      Advantage
                                        Shares                             Sweep Shares
                                     ------------   --------------------------------------------------------------
                                       For the
                                        period
                                        ended
                                     December 31,   \---------------For the year ended December 31,--------------\
                                       1995 1            1995         1994         1993        1992       1991
                                      ----------    --------------------------------------------------------------
Net asset value at
 beginning of period                      $1.00          $1.00        $1.00        $1.00      $1.00      $1.00
Income from investment
----------------------
 operations
 ----------
 Net investment income                      .01            .03          .02          .02        .02        .04
 Net realized and unrealized gain
   (loss) on investments                     --             --           --           --         --         --
                                       --------     ----------   ----------   ----------   --------   --------
 Total from investment
   operations                               .01            .03          .02          .02        .02        .04
Less distributions
------------------
 Dividends from net
   investment income                       (.01)          (.03)        (.02)        (.02)      (.02)      (.04)
 Distributions from realized gain
   on investments                            --             --           --           --         --         --
                                       --------     ----------   ----------   ----------   --------   --------
 Total distributions                       (.01)          (.03)        (.02)        (.02)      (.02)      (.04)
                                       --------     ----------   ----------   ----------   --------   --------
Net asset value at
 end of period                            $1.00          $1.00        $1.00        $1.00      $1.00      $1.00
                                       --------     ----------   ----------   ----------   --------   --------
Total return (%)                            .84           3.20         2.26         1.91       2.35       3.77
----------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)      $108,008     $1,577,695   $1,293,883   $1,062,042   $691,176   $494,214
 Ratio of expenses to
   average net assets (%)                   .45*           .65          .64          .63        .63        .61
 Ratio of net investment
   income to average
   net assets (%)                          3.48*          3.15         2.25         1.89       2.31       3.70

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Schwab California Tax-Exempt Money Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, with respect to the Value Advantage Shares, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1995 would have been 1.04%* and 2.89%* respectively. With respect to the Sweep Shares, the ratio of expenses to average net assets for the periods ended December 31, 1995, 1994, 1993, 1992, and 1991 would have been .94%, .94%, .96%,
 .97%, and .98%, respectively, and the ratio of net investment income to average net assets would have been 2.86%, 1.95%, 1.56%, 1.97%, and 3.33%, respectively.

1 For the period October 3, 1995 (commencement of operations) to December 31,
    1995.

  * Annualized

SchwabFunds(R)                                                                53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  Schwab New York Tax-Exempt Money Fund
                                                              ---------------------------------------------
                                                                Value Advantage
                                                                     Shares                Sweep Shares
                                                              --------------------     --------------------
                                                                 For the period           For the period
                                                                     ended                    ended
                                                              December 31, 1995 1      December 31, 1995 2
                                                              --------------------     --------------------
Net asset value at beginning of period                                 $1.00                    $1.00
Income from investment operations
--------------------------------
 Net investment income                                                   .02                      .03
 Net realized and unrealized gain (loss) on investments                   --                       --
                                                                     -------                 --------
 Total from investment operations                                        .02                      .03
Less distributions
-----------------
 Dividends from net investment income                                   (.02)                    (.03)
 Distributions from realized gain on investments                          --                       --
                                                                     -------                 --------
 Total distributions                                                    (.02)                    (.03)
                                                                     -------                 --------
Net asset value at end of period                                       $1.00                    $1.00
                                                                     =======                 ========
Total return (%)                                                        1.62                     2.75
----------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)                                   $ 15,143                 $204,863
 Ratio of expenses to average net assets (%)                             .45*                     .63*
 Ratio of net investment income to average net assets (%)               3.42*                    3.20*

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Schwab New York Tax-Exempt Money Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, with respect to the Value Advantage Shares, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1995 would have been 1.81%* and 2.06%* respectively. With respect to the Sweep Shares, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1995 would have been 1.04%* and 2.79%*, respectively.

1  For the period July 7, 1995 (commencement of operations) to December 31,
   1995.
2 For the period February 27, 1995 (commencement of operations) to December 31, 1995.

  * Annualized


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

SchwabFunds(R)                                                                54
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of the Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Tax-Exempt Money Fund, the Schwab California Tax-Exempt Money Fund and the Schwab New York Tax-Exempt Money Fund (three series constituting part of The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1995, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


/s/ PRICE WATERHOUSE LLP

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1996


F-54